UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Nasdaq Composite Index® Tracking Stock

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Premium/Discount Analysis	(Click Here)	Information regarding the fund's NAV and market price.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Periods Ended May 31, 2013

From June 1, 2008
to May 31, 2013	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	480	38.13%	367	29.15%
25 - <50	141	11.20%	104	8.26%
50 - <75	47	3.73%	35	2.78%
75 - <100	23	1.83%	13	1.03%
100 or above	25	1.98%	24	1.91%
Total	716	56.87%	543	43.13%

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Actual	.30%	$ 1,000.00	$ 1,154.30	$ 1.61
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.9	11.9
Microsoft Corp.	5.5	4.8
Google, Inc. Class A	4.4	4.0
Oracle Corp.	3.0	3.4
Cisco Systems, Inc.	2.4	2.2
Amazon.com, Inc.	2.3	2.5
Intel Corp.	2.3	2.1
QUALCOMM, Inc.	2.1	2.4
Comcast Corp. Class A	1.6	1.7
Gilead Sciences, Inc.	1.6	1.2
	33.1
Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	48.3	50.9
Consumer Discretionary	18.5	17.5
Health Care	14.1	12.9
Financials	6.9	6.7
Industrials	4.4	4.2
Consumer Staples	4.0	4.0
Energy	1.4	1.3
Telecommunication Services	1.2	1.2
Materials	0.9	1.0
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Tracking Stock seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2013

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 0.2%
Ballard Power Systems, Inc. (a)(d)	4,911	$ 8,290
China Automotive Systems, Inc. (a)	976	5,056
China XD Plastics Co. Ltd. (a)	1,500	6,390
Dorman Products, Inc. (d)	1,491	66,394
Exide Technologies (a)	2,941	1,329
Federal-Mogul Corp. Class A (a)	3,831	37,352
Fuel Systems Solutions, Inc. (a)	788	12,285
Gentex Corp.	5,425	124,070
Gentherm, Inc. (a)	1,126	20,741
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	365	217
Remy International, Inc.	1,124	20,221
Shiloh Industries, Inc.	795	7,902
SORL Auto Parts, Inc. (a)	706	1,843
Spartan Motors, Inc.	1,617	9,783
The Goodyear Tire & Rubber Co. (a)	9,100	137,774
		459,647
Automobiles - 0.2%
Kandi Technolgies, Inc. (a)	1,230	4,613
Tesla Motors, Inc. (a)	4,431	433,175
		437,788
Distributors - 0.2%
Core-Mark Holding Co., Inc.	470	27,819
LKQ Corp. (a)	11,232	274,959
Pool Corp.	2,038	104,855
VOXX International Corp. (a)	935	10,397
Weyco Group, Inc.	600	14,430
		432,460
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)	786	29,899
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	4,083	81,619
Ascent Capital Group, Inc. (a)	500	36,255
Cambium Learning Group, Inc. (a)	1,422	2,019
Capella Education Co. (a)	595	25,918
Career Education Corp. (a)	3,323	9,903
Coinstar, Inc. (a)	1,125	65,520
Corinthian Colleges, Inc. (a)	3,336	8,674
Education Management Corp. (a)(d)	5,054	32,649
Grand Canyon Education, Inc. (a)	1,755	56,371
JTH Holding, Inc. Class A (a)	1,101	17,836
Learning Tree International, Inc. (a)	981	2,953
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Lincoln Educational Services Corp.	1,060	$ 7,303
Matthews International Corp. Class A	1,074	41,188
National American University Holdings, Inc.	744	2,812
Steiner Leisure Ltd. (a)	630	31,998
Stewart Enterprises, Inc. Class A	3,473	45,149
Strayer Education, Inc.	459	24,552
		522,618
Hotels, Restaurants & Leisure - 2.5%
AFC Enterprises, Inc. (a)	1,036	37,773
Ambassadors Group, Inc.	986	3,500
Ameristar Casinos, Inc.	1,185	31,047
Asia Entertainment & Resources Ltd. (d)	1,500	6,375
BJ's Restaurants, Inc. (a)	1,200	45,048
Bloomin' Brands, Inc.	4,746	110,392
Bob Evans Farms, Inc.	970	44,775
Bravo Brio Restaurant Group, Inc. (a)	500	9,000
Buffalo Wild Wings, Inc. (a)	729	69,955
Caesars Entertainment Corp. (a)(d)	4,660	67,523
Carrols Restaurant Group, Inc. (a)	690	3,933
Century Casinos, Inc. (a)	1,051	3,573
China Lodging Group Ltd. ADR (a)	900	14,369
Churchill Downs, Inc.	801	67,236
Chuys Holdings, Inc.	624	21,746
Cosi, Inc. (a)	714	1,457
Cracker Barrel Old Country Store, Inc.	891	79,709
Del Frisco's Restaurant Group, Inc. (a)	807	15,002
Denny's Corp. (a)	4,424	26,677
Dunkin' Brands Group, Inc.	4,030	159,588
Einstein Noah Restaurant Group, Inc.	801	11,214
Empire Resorts, Inc. (a)	721	1,925
Fiesta Restaurant Group, Inc. (a)	690	24,543
Gaming Partners International Corp.	812	6,577
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,322	38,325
Icahn Enterprises LP	4,141	321,052
Ignite Restaurant Group, Inc. (a)	910	16,653
International Speedway Corp. Class A	1,079	37,398
Interval Leisure Group, Inc.	1,956	42,269
Isle of Capri Casinos, Inc. (a)	1,311	10,121
Jack in the Box, Inc. (a)	1,612	58,822
Jamba, Inc. (a)	2,631	7,867
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Lakes Entertainment, Inc. (a)	1,276	$ 4,657
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	7,108	169,028
Monarch Casino & Resort, Inc. (a)	976	15,040
Morgans Hotel Group Co. (a)	930	6,240
MTR Gaming Group, Inc. (a)	1,590	6,026
Multimedia Games Holding Co., Inc. (a)	1,111	28,430
Nathan's Famous, Inc. (a)	109	5,573
Norwegian Cruise Line Holdings Ltd.	8,000	246,000
Panera Bread Co. Class A (a)	1,101	211,205
Papa John's International, Inc. (a)	941	60,629
Penn National Gaming, Inc. (a)	2,994	164,790
Premier Exhibitions, Inc. (a)	1,531	3,062
Red Robin Gourmet Burgers, Inc. (a)	688	36,127
Rick's Cabaret International, Inc. (a)	546	4,526
Ruth's Hospitality Group, Inc.	1,954	21,885
Scientific Games Corp. Class A (a)	2,739	29,828
SHFL Entertainment, Inc. (a)	2,161	37,277
Sonic Corp. (a)	2,295	30,133
Starbucks Corp.	28,549	1,800,585
Texas Roadhouse, Inc. Class A	2,651	62,696
The Cheesecake Factory, Inc.	2,092	83,513
Town Sports International Holdings, Inc.	1,156	12,739
Wendy's Co.	14,450	85,978
Wynn Resorts Ltd.	3,892	528,884
		5,050,295
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	27	372
Cavco Industries, Inc. (a)	221	10,588
Dixie Group, Inc. (a)	511	3,792
Flexsteel Industries, Inc.	324	7,365
Garmin Ltd.	7,498	261,905
Helen of Troy Ltd. (a)	1,324	52,523
Hooker Furniture Corp.	124	2,170
iRobot Corp. (a)	926	31,290
Lifetime Brands, Inc.	540	7,268
Skullcandy, Inc. (a)	844	4,878
SodaStream International Ltd. (a)	812	51,806
Stanley Furniture Co., Inc. (a)	1,191	4,871
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Universal Electronics, Inc. (a)	671	$ 17,916
Zagg, Inc. (a)(d)	1,431	7,227
		463,971
Internet & Catalog Retail - 4.3%
1-800-FLOWERS.com, Inc. Class A (a)	1,800	10,962
Amazon.com, Inc. (a)	17,415	4,685,157
Blue Nile, Inc. (a)	412	14,651
CafePress, Inc. (a)	629	4,095
Ctrip.com International Ltd. sponsored ADR (a)	5,723	178,271
dELiA*s, Inc. (a)	1,231	1,169
eLong, Inc. sponsored ADR (a)	1,137	15,998
Expedia, Inc.	4,646	266,959
Gaiam, Inc. Class A (a)	826	3,345
Geeknet, Inc. (a)	322	4,675
Groupon, Inc. Class A (a)	24,642	189,251
HomeAway, Inc. (a)	3,031	92,688
HSN, Inc.	2,154	122,541
Liberty Media Corp.:
Interactive Series A (a)	20,806	467,095
Series A (a)	1,341	109,385
MakeMyTrip Ltd. (a)	1,383	17,689
Mecox Lane Ltd. ADR (a)	84	229
Netflix, Inc. (a)	2,159	488,474
NutriSystem, Inc.	1,365	12,326
Overstock.com, Inc. (a)(d)	971	25,168
PetMed Express, Inc.	827	11,074
priceline.com, Inc. (a)	1,921	1,544,350
Shutterfly, Inc. (a)	1,371	66,823
TripAdvisor, Inc. (a)	4,962	319,999
U.S. Auto Parts Network, Inc. (a)	1,216	1,508
ValueVision Media, Inc. Class A (a)	1,606	8,110
Vitacost.com, Inc. (a)	1,100	8,998
		8,670,990
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.	439	20,585
Black Diamond, Inc. (a)	810	7,266
Hasbro, Inc.	5,059	225,024
JAKKS Pacific, Inc.	899	9,080
Johnson Outdoors, Inc. Class A (a)	118	2,921
Mattel, Inc.	13,056	584,256
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Smith & Wesson Holding Corp. (a)(d)	2,189	$ 19,942
Summer Infant, Inc. (a)	940	3,074
		872,148
Media - 7.3%
AirMedia Group, Inc. ADR (a)	2,088	3,884
AMC Networks, Inc. Class A (a)	2,530	161,971
Bona Film Group Ltd. sponsored ADR (a)	1,452	6,897
Carmike Cinemas, Inc. (a)	600	10,632
Central European Media Enterprises Ltd. Class A (a)	3,175	10,605
Charter Communications, Inc. Class A (a)	3,874	433,578
China Yida Holding Co. (a)	161	649
ChinaNet Online Holdings, Inc. (a)	700	371
Comcast Corp.:
Class A	81,435	3,269,615
Class A (special) (non-vtg.)	19,385	752,138
Crown Media Holdings, Inc. Class A (a)	13,065	26,783
CTC Media, Inc.	6,015	71,819
Cumulus Media, Inc. Class A (a)(d)	9,326	34,599
Daily Journal Corp. (a)	40	4,508
Dex Media, Inc. (a)	531	9,808
Digital Generation, Inc. (a)	1,097	7,668
DIRECTV (a)	21,897	1,338,564
Discovery Communications, Inc. (a)	5,599	441,537
Discovery Communications, Inc.:
Class B (a)	204	16,059
Class C (non-vtg.) (a)	3,297	230,691
DISH Network Corp. Class A	8,153	314,217
DreamWorks Animation SKG, Inc. Class A (a)	2,951	64,745
Emmis Communications Corp. Class A (a)	2,073	3,441
Fisher Communications, Inc.	375	15,416
Global Sources Ltd. (a)	1,719	11,706
Harris Interactive, Inc. (a)	2,721	5,034
Lamar Advertising Co. Class A (a)	3,066	143,274
Liberty Global, Inc.:
Class A (a)	5,666	417,584
Class B (a)	361	24,833
Class C (a)	3,895	267,548
Liberty Media Corp. Class A (a)	4,636	578,851
Loral Space & Communications Ltd.	823	49,561
MDC Partners, Inc. Class A (sub. vtg.)	1,636	28,843
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Morningstar, Inc.	1,747	$ 120,159
National CineMedia, Inc.	2,100	34,881
Navarre Corp. (a)	1,456	3,436
News Corp.:
Class A	56,931	1,828,054
Class B	32,509	1,048,090
Nexstar Broadcasting Group, Inc. Class A	925	25,900
ReachLocal, Inc. (a)	1,032	14,345
Reading International, Inc. Class A (a)	408	2,481
Rentrak Corp. (a)	486	11,246
RRSat Global Communications Network Ltd.	906	7,592
Salem Communications Corp. Class A	702	5,237
Scholastic Corp.	1,352	40,884
Sinclair Broadcast Group, Inc. Class A	2,814	76,062
Sirius XM Radio, Inc.	250,920	873,202
Spanish Broadcasting System, Inc. Class A (a)	162	671
Starz - Liberty Capital Series A (a)	4,636	106,999
The Madison Square Garden Co. Class A (a)	2,409	140,999
Value Line, Inc.	450	4,086
Viacom, Inc.:
Class A	1,874	125,745
Class B (non-vtg.)	17,235	1,135,614
Virgin Media, Inc.	10,205	506,780
VisionChina Media, Inc. ADR (a)	156	356
WPP PLC ADR	363	30,880
		14,901,128
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	8,723	419,053
Fred's, Inc. Class A	1,558	24,710
Gordmans Stores, Inc. (a)	821	10,517
Sears Holdings Corp. (a)(d)	4,050	197,762
The Bon-Ton Stores, Inc.	511	10,879
Tuesday Morning Corp. (a)	1,641	14,621
		677,542
Specialty Retail - 2.1%
America's Car Mart, Inc. (a)	240	10,822
Ascena Retail Group, Inc. (a)	6,180	125,639
bebe stores, Inc.	3,505	19,137
Bed Bath & Beyond, Inc. (a)	8,875	605,719
Big 5 Sporting Goods Corp.	1,041	20,830
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Body Central Corp. (a)	650	$ 7,989
Books-A-Million, Inc. (a)(d)	771	2,321
Cache, Inc. (a)	691	2,909
Citi Trends, Inc. (a)	615	8,143
Coldwater Creek, Inc. (a)(d)	849	3,133
Conn's, Inc. (a)	1,091	53,710
Destination Maternity Corp.	476	11,857
Destination XL Group, Inc. (a)	2,259	11,205
Finish Line, Inc. Class A	1,876	39,509
Five Below, Inc.	1,969	75,295
Francescas Holdings Corp. (a)	1,716	48,992
Hibbett Sports, Inc. (a)	999	56,973
Hot Topic, Inc.	1,891	26,455
Jos. A. Bank Clothiers, Inc. (a)	960	43,133
Kirkland's, Inc. (a)	931	13,928
Mattress Firm Holding Corp. (a)	1,250	44,950
Monro Muffler Brake, Inc.	1,177	55,343
O'Reilly Automotive, Inc. (a)	4,277	465,808
Orchard Supply Hardware Stores Corp. Class A (a)	187	443
Pacific Sunwear of California, Inc. (a)	2,790	9,179
Perfumania Holdings, Inc. (a)	225	1,323
PetSmart, Inc.	4,098	276,615
Rent-A-Center, Inc.	2,239	81,903
Ross Stores, Inc.	8,694	559,024
rue21, Inc. (a)	1,041	43,712
Sears Hometown & Outlet Stores, Inc. (a)	800	44,496
Select Comfort Corp. (a)	2,143	47,553
Shoe Carnival, Inc.	715	17,360
Staples, Inc.	25,940	389,100
Stein Mart, Inc.	1,770	22,886
The Children's Place Retail Stores, Inc. (a)	873	46,557
Tile Shop Holdings, Inc. (a)	1,540	39,424
Tractor Supply Co.	2,674	299,435
Trans World Entertainment Corp.	2,495	11,751
Ulta Salon, Cosmetics & Fragrance, Inc.	2,429	220,456
Urban Outfitters, Inc. (a)	5,559	233,089
West Marine, Inc. (a)	916	10,607
Wet Seal, Inc. Class A (a)	4,042	20,048
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Winmark Corp.	241	$ 14,405
Zumiez, Inc. (a)	1,176	37,420
		4,180,586
Textiles, Apparel & Luxury Goods - 0.5%
Cherokee, Inc.	405	5,476
Columbia Sportswear Co.	1,371	82,562
Crocs, Inc. (a)	3,650	64,386
Deckers Outdoor Corp. (a)	1,234	66,241
Exceed Co. Ltd. (a)	1,148	1,435
Fossil, Inc. (a)	2,291	243,304
G-III Apparel Group Ltd. (a)	750	31,583
Iconix Brand Group, Inc. (a)	2,394	72,035
Joe's Jeans, Inc. (a)	2,547	4,381
Kingold Jewelry, Inc. (a)(d)	1,981	2,456
LJ International, Inc. (a)	981	1,933
lululemon athletica, Inc. (a)(d)	4,323	336,373
Perry Ellis International, Inc.	736	15,537
R.G. Barry Corp.	172	2,465
Steven Madden Ltd. (a)	1,990	96,515
True Religion Apparel, Inc.	956	30,439
Vera Bradley, Inc. (a)(d)	1,600	37,600
		1,094,721
TOTAL CONSUMER DISCRETIONARY		37,763,894
CONSUMER STAPLES - 4.0%
Beverages - 0.2%
Coca-Cola Bottling Co. CONSOLIDATED	315	18,834
Craft Brew Alliance, Inc. (a)	712	5,397
MGP Ingredients, Inc.	716	3,831
Monster Beverage Corp. (a)	6,602	360,403
National Beverage Corp.	2,000	32,860
		421,325
Food & Staples Retailing - 1.5%
Andersons, Inc.	716	36,473
Arden Group, Inc. Class A	150	15,984
Casey's General Stores, Inc.	1,470	89,317
Chefs' Warehouse Holdings (a)	794	14,991
China Jo-Jo Drugstores, Inc. (a)	574	362
Costco Wholesale Corp.	16,623	1,823,044
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fairway Group Holdings Corp.	1,000	$ 21,820
Fresh Market, Inc. (a)	1,787	88,528
Ingles Markets, Inc. Class A	286	6,298
Nash-Finch Co.	538	11,691
PriceSmart, Inc.	1,215	102,582
QKL Stores, Inc. (a)	82	339
Spartan Stores, Inc.	873	15,513
The Pantry, Inc. (a)	881	11,021
United Natural Foods, Inc. (a)	1,897	100,389
Village Super Market, Inc. Class A	275	10,285
Whole Foods Market, Inc.	14,252	739,109
		3,087,746
Food Products - 2.2%
Alico, Inc.	240	11,076
Boulder Brands, Inc. (a)	2,551	26,760
Bridgford Foods Corp.	878	6,848
Cal-Maine Foods, Inc.	888	39,729
Calavo Growers, Inc.	741	22,015
Diamond Foods, Inc. (a)	756	11,726
Farmer Brothers Co. (a)	750	10,538
Green Mountain Coffee Roasters, Inc. (a)	5,722	418,450
Griffin Land & Nurseries, Inc.	278	8,279
Hain Celestial Group, Inc. (a)	1,704	113,520
J&J Snack Foods Corp.	772	58,595
John B. Sanfilippo & Son, Inc.	362	7,012
Kraft Foods Group, Inc.	22,656	1,249,025
Lancaster Colony Corp.	1,085	89,480
Le Gaga Holdings Ltd. ADR (a)	500	1,870
Lifeway Foods, Inc.	786	13,763
Limoneira Co.	375	7,286
Mondelez International, Inc.	68,041	2,004,488
Origin Agritech Ltd. (a)	1,000	1,540
Pilgrims Pride Corp. (a)	9,500	113,620
Sanderson Farms, Inc.	848	58,444
Seneca Foods Corp. Class A (a)	481	15,368
SkyPeople Fruit Juice, Inc. (a)	904	1,944
Snyders-Lance, Inc.	2,759	71,513
SunOpta, Inc. (a)	2,641	20,710
Zhongpin, Inc. (a)	1,276	16,933
		4,400,532
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.0%
Central Garden & Pet Co. (a)	30	$ 233
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,186	9,002
WD-40 Co.	700	37,968
		47,203
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	1,223	57,603
Inter Parfums, Inc.	1,381	41,402
LifeVantage Corp. (a)	4,000	8,800
Mannatech, Inc. (a)	115	1,150
Nature's Sunshine Products, Inc.	376	5,783
Neptune Technologies & Bioressources, Inc. (a)	2,281	6,666
Neptune Technologies & Bioressources, Inc.:
Class A (d)	76	0
warrants (a)(d)	153	0
Nutraceutical International Corp.	550	10,868
Reliv International, Inc.	601	799
Star Scientific, Inc. (a)(d)	4,862	7,244
Synutra International, Inc. (a)	2,940	13,818
The Female Health Co.	899	8,370
		162,503
TOTAL CONSUMER STAPLES		8,119,309
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Dawson Geophysical Co. (a)	450	16,160
ENGlobal Corp. (a)	1,050	672
Exterran Partners LP	1,491	41,316
Forbes Energy Services Ltd. (a)	3,817	12,863
Geospace Technologies Corp. (a)	488	42,388
Gulf Island Fabrication, Inc.	651	13,430
Hercules Offshore, Inc. (a)	5,951	41,121
Lufkin Industries, Inc.	1,378	121,622
Matrix Service Co. (a)	1,041	17,166
Mitcham Industries, Inc. (a)	336	5,245
Ocean Rig UDW, Inc. (United States) (a)	5,078	88,408
Patterson-UTI Energy, Inc.	5,731	120,408
PHI, Inc. (non-vtg.) (a)	476	16,670
RigNet, Inc. (a)	640	15,962
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Tesco Corp. (a)	1,470	$ 18,757
TGC Industries, Inc.	996	8,396
		580,584
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)	3,972	9,255
Alliance Holdings GP, LP	2,376	151,422
Alliance Resource Partners LP	1,444	104,372
Amyris, Inc. (a)(d)	1,800	5,382
APCO Oil and Gas International, Inc. (a)	358	4,396
Approach Resources, Inc. (a)	1,636	41,211
BioFuel Energy Corp. (a)(d)	235	964
BreitBurn Energy Partners LP	3,814	70,673
Calumet Specialty Products Partners LP	2,645	90,327
Capital Product Partners LP	2,544	23,354
Carrizo Oil & Gas, Inc. (a)	1,524	39,106
Ceres, Inc. (a)	854	1,845
Clayton Williams Energy, Inc. (a)	465	20,288
Clean Energy Fuels Corp. (a)(d)	3,317	44,017
Crimson Exploration, Inc. (a)	2,061	5,936
Crosstex Energy LP	2,613	50,326
Crosstex Energy, Inc.	2,006	38,214
Diamondback Energy, Inc.	1,300	43,901
Dorchester Minerals LP	1,011	24,365
Double Eagle Petroleum Co. (a)	405	1,669
Eagle Rock Energy Partners LP	6,777	57,333
Energy XXI (Bermuda) Ltd.	3,175	81,058
EV Energy Partners LP	1,500	57,090
FX Energy, Inc. (a)	1,740	7,117
Gevo, Inc. (a)(d)	938	1,679
Golar LNG Ltd. (NASDAQ)	3,128	106,352
Golar LNG Partners LP	1,459	48,614
Green Plains Renewable Energy, Inc. (a)	1,400	22,218
Gulfport Energy Corp. (a)	2,964	141,353
Hallador Energy Co.	1,071	8,450
Isramco, Inc. (a)	100	9,775
Ivanhoe Energy, Inc. (a)	4,482	5,534
James River Coal Co. (a)	1,160	3,004
KiOR, Inc. Class A (a)	1,800	8,334
Knightsbridge Tankers Ltd. (d)	941	6,625
L&L Energy, Inc. (a)	1,400	5,656
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Legacy Reserves LP	2,143	$ 56,790
LINN Energy LLC/LINN Energy Finance Corp.	9,039	297,383
LinnCo LLC (d)	1,259	45,695
Martin Midstream Partners LP	901	36,995
Memorial Production Partners LP	1,110	20,879
Mid-Con Energy Partners LP	898	20,941
Pacific Ethanol, Inc. (a)	183	803
PDC Energy, Inc. (a)	1,117	57,179
PostRock Energy Corp. (a)	615	836
PrimeEnergy Corp. (a)	165	4,924
Renewable Energy Group, Inc. (a)	1,572	21,269
Rex Energy Corp. (a)	2,385	39,615
Rosetta Resources, Inc. (a)	2,339	109,606
Sino Clean Energy, Inc. rights (a)	1,155	0
Solazyme, Inc. (a)(d)	2,300	28,336
StealthGas, Inc. (a)	1,116	11,796
Syntroleum Corp. (a)	267	1,821
Top Ships, Inc. (a)	274	395
TransGlobe Energy Corp. (a)	2,602	19,175
Uranium Resources, Inc. (a)(d)	875	2,581
US Energy Corp. (a)	1,078	1,951
Vanguard Natural Resources LLC	2,500	70,375
Verenium Corp. (a)	997	2,233
Warren Resources, Inc. (a)	2,571	7,533
Westmoreland Coal Co. (a)	902	10,824
ZaZa Energy Corp. (a)	3,748	5,247
Zion Oil & Gas, Inc. (a)(d)	1,633	2,792
		2,219,189
TOTAL ENERGY		2,799,773
FINANCIALS - 6.9%
Capital Markets - 1.1%
BGC Partners, Inc. Class A	4,452	24,531
Calamos Asset Management, Inc. Class A	941	9,899
Capital Southwest Corp.	101	13,927
Carlyle Group LP	1,708	49,805
CIFI Corp. (a)	997	7,667
Cowen Group, Inc. Class A (a)	4,500	13,905
Diamond Hill Investment Group, Inc.	180	14,722
E*TRADE Financial Corp. (a)	10,989	127,802
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
FBR & Co. (a)	724	$ 17,521
Financial Engines, Inc.	1,960	84,515
Gleacher & Co., Inc. (a)	230	3,160
Harris & Harris Group, Inc. (a)	1,245	4,358
Horizon Technology Finance Corp.	300	4,206
ICG Group, Inc. (a)	1,455	16,165
INTL FCStone, Inc. (a)(d)	764	13,561
LPL Financial	4,200	155,736
Medallion Financial Corp.	1,071	15,915
Northern Trust Corp.	9,222	536,259
SEI Investments Co.	6,574	201,230
T. Rowe Price Group, Inc.	9,780	741,911
U.S. Global Investments, Inc. Class A	1,078	2,921
Virtus Investment Partners, Inc. (a)	285	66,080
WisdomTree Investments, Inc. (a)	4,504	56,030
		2,181,826
Commercial Banks - 2.8%
1st Source Corp.	1,106	26,776
1st United Bancorp, Inc.	886	5,670
Access National Corp.	238	3,077
American National Bankshares, Inc.	1,950	42,296
American River Bankshares (a)	496	4,122
Ameris Bancorp (a)	723	11,944
Ames National Corp.	341	7,001
Arrow Financial Corp.	446	10,985
Associated Banc-Corp.	6,486	99,949
BancFirst Corp.	600	25,716
Bancorp, Inc., Delaware (a)	1,315	18,897
Bank of Kentucky Financial Corp.	213	5,527
Bank of Marin Bancorp	96	3,740
Bank of the Ozarks, Inc.	1,430	62,420
Banner Bank	839	26,915
BBCN Bancorp, Inc.	2,754	35,499
BCB Bancorp, Inc.	666	6,800
Berkshire Bancorp, Inc.	960	7,776
BNC Bancorp	1,633	17,653
BOK Financial Corp.	2,586	168,349
Boston Private Financial Holdings, Inc.	2,700	26,595
Bridge Bancorp, Inc.	500	10,705
Bridge Capital Holdings (a)	516	7,838
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bryn Mawr Bank Corp.	570	$ 12,928
Camden National Corp.	434	16,318
Capital Bank Financial Corp.:
rights	631	0
Series A	1,518	27,172
Capital City Bank Group, Inc. (a)	876	9,978
Cardinal Financial Corp.	1,266	19,167
Cascade Bancorp (a)	1,889	10,862
Cathay General Bancorp	3,100	62,899
Center Bancorp, Inc.	912	11,838
Centerstate Banks of Florida, Inc.	1,407	12,072
Century Bancorp, Inc. Class A (non-vtg.)	164	5,820
Chemical Financial Corp.	926	24,159
Chemung Financial Corp.	69	2,312
Citizens & Northern Corp.	330	6,435
City Holding Co.	446	17,671
CNB Financial Corp., Pennsylvania	681	11,277
CoBiz, Inc.	1,196	10,345
Colony Bankcorp, Inc. (a)	420	2,999
Columbia Banking Systems, Inc.	1,990	43,462
Commerce Bancshares, Inc.	3,817	166,116
Community Trust Bancorp, Inc.	735	25,857
Crescent Financial Bancshares, Inc. (a)	41	171
CVB Financial Corp.	3,778	43,334
Eagle Bancorp, Inc., Maryland	1,078	24,266
East West Bancorp, Inc.	5,261	138,575
Eastern Virginia Bankshares, Inc. (a)	270	1,431
Eastern Virginia Bankshares, Inc. rights (a)	270	37
Enterprise Bancorp, Inc.	338	5,594
Enterprise Financial Services Corp.	840	12,827
Farmers National Banc Corp.	1,119	7,039
Fidelity Southern Corp.	817	10,482
Fifth Third Bancorp	34,399	626,062
Financial Institutions, Inc.	296	5,775
First Bancorp, North Carolina	720	10,260
First Busey Corp.	2,713	11,883
First California Financial Group, Inc. (a)	1,163	9,886
First Citizen Bancshares, Inc.	341	67,269
First Community Bancshares, Inc.	1,436	21,870
First Connecticut Bancorp, Inc.	649	9,242
First Financial Bancorp, Ohio	2,091	32,222
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Financial Bankshares, Inc. (d)	1,107	$ 60,885
First Financial Corp., Indiana	540	16,605
First Financial Holdings, Inc.	816	17,193
First Interstate Bancsystem, Inc.	666	13,180
First M&F Corp.	540	8,240
First Merchants Corp.	920	15,235
First Midwest Bancorp, Inc., Delaware	2,856	37,585
First NBC Bank Holding Co.	630	15,826
First Niagara Financial Group, Inc.	14,789	144,489
First of Long Island Corp.	177	5,563
First South Bancorp, Inc., Virginia (a)	450	2,961
FirstMerit Corp.	6,409	120,938
FNB United Corp. (a)	746	6,356
Fulton Financial Corp.	7,724	88,749
German American Bancorp, Inc.	616	13,466
Glacier Bancorp, Inc.	2,842	55,248
Great Southern Bancorp, Inc.	402	10,818
Grupo Financiero Galicia SA sponsored ADR (a)(d)	1,552	8,583
Guaranty Bancorp	471	5,087
Hampton Roads Bankshares, Inc. (a)	10,312	13,406
Hancock Holding Co.	3,313	94,586
Hanmi Financial Corp. (a)	1,573	24,759
Heartland Financial USA, Inc.	720	19,613
Heritage Commerce Corp. (a)	2,325	15,694
Heritage Financial Corp., Washington	525	7,250
Heritage Oaks Bancorp (a)	1,540	9,117
Home Bancshares, Inc.	977	41,132
HomeTrust Bancshares, Inc.	878	14,268
Horizon Bancorp Industries	502	9,829
Huntington Bancshares, Inc.	33,036	256,029
IBERIABANK Corp.	1,175	60,560
Independent Bank Corp. (a)	73	464
Independent Bank Corp., Massachusetts	850	28,008
Independent Bank Group, Inc.	422	11,985
International Bancshares Corp.	2,535	55,212
Intervest Bancshares Corp. Class A (a)	1,033	6,715
Investors Bancorp, Inc.	4,476	88,535
Lakeland Bancorp, Inc.	1,323	13,111
Lakeland Financial Corp.	816	22,505
Macatawa Bank Corp. (a)	778	4,279
MainSource Financial Group, Inc.	1,136	15,790
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
MB Financial, Inc.	2,000	$ 51,020
MBT Financial Corp. (a)	1,035	3,974
Mercantile Bank Corp.	255	4,281
Merchants Bancshares, Inc.	1,301	36,909
Metro Bancorp, Inc. (a)	390	7,531
Metrocorp Bancshares, Inc. (a)	808	7,902
Middleburg Financial Corp.	56	1,067
MidWestOne Financial Group, Inc.	548	12,988
National Bankshares, Inc.	338	11,286
National Penn Bancshares, Inc.	5,906	58,351
NBT Bancorp, Inc.	1,688	33,557
NewBridge Bancorp (a)	1,366	8,114
North Valley Bancorp (a)	281	5,021
Northrim Bancorp, Inc.	386	8,596
Old Second Bancorp, Inc. (a)	900	5,139
OmniAmerican Bancorp, Inc. (a)	426	9,487
Orrstown Financial Services, Inc. (a)	250	3,950
Pacific Continental Corp.	450	5,040
Pacific Mercantile Bancorp (a)	556	3,080
PacWest Bancorp	1,500	43,245
Park Sterling Corp. (a)	2,002	11,712
Peapack-Gladstone Financial Corp.	302	4,633
Penns Woods Bancorp, Inc.	200	8,118
Peoples Bancorp, Inc.	495	9,920
Pinnacle Financial Partners, Inc. (a)	1,161	29,141
Popular, Inc. (a)	3,975	119,250
Preferred Bank, Los Angeles (a)	505	8,166
Premier Financial Bancorp, Inc.	611	7,576
PrivateBancorp, Inc.	2,900	56,144
Renasant Corp.	771	18,373
Republic Bancorp, Inc., Kentucky Class A	866	20,619
Royal Bancshares of Pennsylvania, Inc. Class A (a)	735	1,103
S&T Bancorp, Inc.	1,115	21,564
S.Y. Bancorp, Inc.	403	9,712
Sandy Spring Bancorp, Inc.	2,736	58,605
SCBT Financial Corp.	476	23,824
Seacoast Banking Corp., Florida (a)	1,794	3,785
Shore Bancshares, Inc. (a)	300	2,190
Sierra Bancorp	480	6,581
Signature Bank (a)	1,804	139,233
Simmons First National Corp. Class A	696	17,908
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Southern National Bancorp of Virginia, Inc.	857	$ 8,784
Southside Bancshares, Inc.	485	10,980
Southwest Bancorp, Inc., Oklahoma (a)	971	12,973
State Bank Financial Corp.	972	15,037
StellarOne Corp.	1,176	18,404
Sterling Financial Corp.	2,328	52,659
Suffolk Bancorp (a)	562	8,464
Summit Financial Group, Inc. (a)	405	3,248
Sun Bancorp, Inc., New Jersey (a)	3,097	9,539
Susquehanna Bancshares, Inc.	6,844	82,196
SVB Financial Group (a)	1,886	145,958
Taylor Capital Group, Inc. (a)	1,192	19,799
Texas Capital Bancshares, Inc. (a)	1,645	72,643
The First Bancorp, Inc.	621	9,899
TowneBank (d)	948	13,784
Trico Bancshares	786	15,689
Trustmark Corp.	2,631	67,064
UMB Financial Corp.	1,613	85,634
Umpqua Holdings Corp.	4,455	60,232
Union First Market Bankshares Corp.	696	13,934
United Bankshares, Inc., West Virginia	1,962	51,032
United Community Banks, Inc., Georgia (a)	1,625	19,256
United Security Bancshares, Inc. (a)	465	4,008
United Security Bancshares, California	1,041	4,455
Univest Corp. of Pennsylvania	711	12,734
Virginia Commerce Bancorp, Inc. (a)	1,605	21,828
Washington Banking Co., Oak Harbor	610	8,320
Washington Trust Bancorp, Inc.	796	22,192
WesBanco, Inc.	858	21,493
West Bancorp., Inc.	675	7,817
Westamerica Bancorp.	1,163	52,370
Wilshire Bancorp, Inc.	2,765	18,249
Wintrust Financial Corp.	1,445	54,534
Zions Bancorporation	7,154	200,670
		5,758,589
Consumer Finance - 0.4%
Asset Acceptance Capital Corp. (a)	1,440	9,778
Asta Funding, Inc.	516	4,742
Atlanticus Holdings Corp. (a)	1,067	4,172
Consumer Portfolio Services, Inc. (a)	1,005	7,809
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Credit Acceptance Corp. (a)	904	$ 102,929
DFC Global Corp. (a)	1,736	25,866
Encore Capital Group, Inc. (a)	921	32,852
EZCORP, Inc. (non-vtg.) Class A (a)	1,850	35,391
First Cash Financial Services, Inc. (a)	1,102	59,299
Netspend Holdings, Inc. (a)	2,981	47,726
Nicholas Financial, Inc.	1,427	21,177
Portfolio Recovery Associates, Inc. (a)	610	92,885
QC Holdings, Inc.	826	2,486
SLM Corp.	17,627	418,465
World Acceptance Corp. (a)	430	39,715
		905,292
Diversified Financial Services - 0.7%
California First National Bancorp	465	7,659
CBOE Holdings, Inc.	3,193	128,167
CME Group, Inc.	12,849	872,833
Interactive Brokers Group, Inc.	1,566	24,696
Life Partners Holdings, Inc.	678	2,468
MarketAxess Holdings, Inc.	1,446	62,699
Marlin Business Services Corp.	586	13,701
NewStar Financial, Inc. (a)	2,046	26,189
PICO Holdings, Inc. (a)	911	20,579
Resource America, Inc. Class A	675	6,487
The NASDAQ Stock Market, Inc.	6,368	200,337
		1,365,815
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	1,721	43,369
American National Insurance Co.	1,007	100,579
Amerisafe, Inc.	696	23,615
Amtrust Financial Services, Inc. (d)	2,607	86,109
Arch Capital Group Ltd. (a)	5,155	263,988
Argo Group International Holdings, Ltd.	1,201	47,572
Baldwin & Lyons, Inc. Class B	566	13,409
Cincinnati Financial Corp.	6,234	295,118
CNinsure, Inc. ADR (a)	1,407	8,681
Donegal Group, Inc. Class A	965	14,282
Eastern Insurance Holdings, Inc.	261	4,810
eHealth, Inc. (a)	822	20,238
EMC Insurance Group	334	9,262
Enstar Group Ltd. (a)	522	65,913
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Erie Indemnity Co. Class A	1,749	$ 132,767
Global Indemnity PLC (a)	335	7,591
Greenlight Capital Re, Ltd. (a)	1,101	26,633
Hallmark Financial Services, Inc. (a)	797	7,245
Infinity Property & Casualty Corp.	481	27,778
Kansas City Life Insurance Co.	510	19,319
Maiden Holdings Ltd.	3,225	34,443
National Interstate Corp.	731	21,206
National Western Life Insurance Co. Class A	102	19,991
Navigators Group, Inc. (a)	479	27,935
Safety Insurance Group, Inc.	623	32,620
Selective Insurance Group, Inc.	2,151	51,043
State Auto Financial Corp.	1,581	28,869
Tower Group International Ltd.	1,873	36,205
United Fire Group, Inc.	1,100	29,535
		1,500,125
Real Estate Investment Trusts - 0.4%
American Capital Agency Corp.	15,305	394,869
American Capital Mortgage Investment Corp.	2,239	47,176
American Realty Capital Properties, Inc.	5,921	90,118
CyrusOne, Inc.	700	15,176
Gladstone Commercial Corp.	2,120	41,425
Gyrodyne Co. of America, Inc.	81	5,925
New York Mortgage Trust, Inc.	1,332	9,004
Potlatch Corp.	1,547	70,280
Retail Opportunity Investments Corp.	1,933	27,139
Sabra Health Care REIT, Inc.	1,641	44,389
		745,501
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	895	84,372
AV Homes, Inc. (a)	266	3,522
China HGS Real Estate, Inc. (a)(d)	2,100	20,286
China Housing & Land Development, Inc. (a)(d)	1,732	3,499
Cresud S.A.C.I.F. y A. sponsored ADR (a)	1,928	15,598
Elbit Imaging Ltd. (a)	1,350	2,957
FirstService Corp. (sub. vtg.)	1,034	32,912
Stratus Properties, Inc. (a)	266	4,107
ZipRealty, Inc. (a)	1,230	3,506
		170,759
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.7%
America First Tax Exempt Investors LP	1,272	$ 8,828
ASB Bancorp, Inc. (a)	334	5,608
Atlantic Coast Financial Corp. (a)	135	676
Bank Mutual Corp.	3,343	19,055
BankFinancial Corp.	1,191	9,504
Beneficial Mutual Bancorp, Inc. (a)	3,445	29,455
BofI Holding, Inc. (a)	600	28,092
Brookline Bancorp, Inc., Delaware	2,845	24,126
Camco Financial Corp. (a)	511	1,727
Capitol Federal Financial, Inc.	5,774	68,537
CFS Bancorp, Inc.	375	3,919
Charter Financial Corp.	1,059	10,590
Clifton Savings Bancorp, Inc.	3,173	37,632
Dime Community Bancshares, Inc.	1,213	17,479
ESB Financial Corp.	864	10,843
ESSA Bancorp, Inc.	623	6,816
First Defiance Financial Corp.	331	7,269
First Federal Bancshares of Arkansas, Inc. (a)	1,030	10,043
First Financial Northwest, Inc.	805	8,002
First PacTrust Bancorp, Inc.	480	6,322
Flushing Financial Corp.	1,290	20,163
Fox Chase Bancorp, Inc.	683	11,317
Franklin Financial Corp./VA	675	12,245
Hingham Institution for Savings	548	34,924
HMN Financial, Inc. (a)	216	1,588
Home Bancorp, Inc. (a)	2,535	44,413
Home Federal Bancorp, Inc.	750	9,143
Home Loan Servicing Solutions Ltd.	2,174	49,654
HomeStreet, Inc.	698	15,956
Hudson City Bancorp, Inc.	20,538	174,573
Kearny Financial Corp. (a)	2,557	25,314
Meridian Interstate Bancorp, Inc. (a)	773	13,922
MutualFirst Financial, Inc.	346	5,342
NASB Financial, Inc. (a)	406	9,951
Northfield Bancorp, Inc.	2,203	25,246
Northwest Bancshares, Inc.	3,493	43,313
OceanFirst Financial Corp.	600	8,310
Oconee Federal Financial Corp.	316	4,873
Oritani Financial Corp.	1,695	25,984
People's United Financial, Inc.	13,111	180,407
Provident Financial Holdings, Inc.	1,422	21,643
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Pulaski Financial Corp.	631	$ 6,487
PVF Capital Corp. (a)	791	3,037
Riverview Bancorp, Inc. (a)	1,320	3,142
Rockville Financial, Inc.	785	10,236
Roma Financial Corp.	840	14,322
Severn Bancorp, Inc. (a)	801	3,885
SI Financial Group, Inc.	36	377
Simplicity Bancorp, Inc.	608	8,542
Territorial Bancorp, Inc.	600	13,884
TFS Financial Corp. (a)	11,918	130,860
Tree.com, Inc.	233	4,592
Trustco Bank Corp., New York	4,418	24,697
United Community Financial Corp. (a)	1,403	5,738
United Community Financial Corp. rights (a)	1,496	110
United Financial Bancorp, Inc.	323	4,932
ViewPoint Financial Group	1,500	28,395
Washington Federal, Inc.	4,376	76,536
Waterstone Financial, Inc. (a)	1,776	14,101
Westfield Financial, Inc.	515	3,873
WSFS Financial Corp.	266	13,364
		1,423,914
TOTAL FINANCIALS		14,051,821
HEALTH CARE - 14.1%
Biotechnology - 8.3%
Aastrom Biosciences, Inc. (a)	3,081	1,762
ACADIA Pharmaceuticals, Inc. (a)	2,965	41,718
Achillion Pharmaceuticals, Inc. (a)	3,313	27,630
Acorda Therapeutics, Inc. (a)	1,485	49,673
Aegerion Pharmaceuticals, Inc. (a)	1,027	74,796
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	1,018	2,107
Affymax, Inc. (a)(d)	1,600	3,312
Agenus, Inc. (a)	334	1,346
Alexion Pharmaceuticals, Inc. (a)	7,601	741,402
Alkermes PLC (a)	6,065	189,531
Alnylam Pharmaceuticals, Inc. (a)	3,143	96,270
AMAG Pharmaceuticals, Inc. (a)	815	15,078
Amarin Corp. PLC ADR (a)(d)	5,374	37,564
Amgen, Inc.	28,904	2,905,719
Amicus Therapeutics, Inc. (a)	2,116	7,046
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Anacor Pharmaceuticals, Inc. (a)	1,000	$ 5,470
Anthera Pharmaceuticals, Inc. (a)	1,509	883
Arena Pharmaceuticals, Inc. (a)(d)	8,480	74,963
ARIAD Pharmaceuticals, Inc. (a)	6,998	128,343
ArQule, Inc. (a)	2,891	7,835
Array Biopharma, Inc. (a)	4,141	24,183
Arrowhead Research Corp. (a)	207	455
Astex Pharmaceuticals, Inc. (a)	3,660	17,751
AVEO Pharmaceuticals, Inc. (a)	1,565	4,006
BioCryst Pharmaceuticals, Inc. (a)(d)	2,280	3,899
Biogen Idec, Inc. (a)	9,059	2,151,422
BioMarin Pharmaceutical, Inc. (a)	5,312	333,062
Biospecifics Technologies Corp. (a)	250	3,973
Biota Pharmaceuticals, Inc.	357	1,292
Burcon NutraScience Corp. (a)	1,130	2,997
Celgene Corp. (a)	16,235	2,007,458
Cell Therapeutics, Inc. (a)	5,102	6,275
Celldex Therapeutics, Inc. (a)	3,063	39,176
Celsion Corp. (a)	1,758	2,971
Cepheid, Inc. (a)	2,423	84,223
Chelsea Therapeutics International Ltd. (a)	2,483	4,792
ChemoCentryx, Inc. (a)	1,268	17,131
Chimerix, Inc.	900	19,350
China Biologic Products, Inc. (a)	1,000	25,490
Cleveland Biolabs, Inc. (a)	624	977
Clovis Oncology, Inc. (a)	1,020	37,312
Codexis, Inc. (a)	5,297	12,183
Coronado Biosciences, Inc. (a)	1,404	13,872
Cubist Pharmaceuticals, Inc. (a)	2,491	136,880
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	2,541	9,529
Cyclacel Pharmaceuticals, Inc. (a)	327	1,105
Cytokinetics, Inc. (a)	1,875	2,250
Cytori Therapeutics, Inc. (a)	1,800	4,428
CytRx Corp. (a)	858	2,059
Dendreon Corp. (a)(d)	5,700	22,800
Discovery Laboratories, Inc. (a)	246	440
Durata Therapeutics, Inc.	1,041	7,651
Dyax Corp. (a)	4,944	15,524
Dynavax Technologies Corp. (a)	6,105	15,934
Enanta Pharmaceuticals, Inc.	865	16,850
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
EntreMed, Inc. (a)	452	$ 814
Enzon Pharmaceuticals, Inc.	2,322	7,105
Exact Sciences Corp. (a)	3,653	41,060
Exelixis, Inc. (a)(d)	7,782	37,665
Galena Biopharma, Inc. (a)(d)	2,890	6,792
Genomic Health, Inc. (a)	1,155	42,134
Gentium SpA sponsored ADR (a)	554	4,648
GenVec, Inc. (a)	393	163
Geron Corp. (a)	3,411	3,718
Gilead Sciences, Inc. (a)	58,278	3,174,985
Grifols SA ADR	3,587	97,782
GTx, Inc. (a)	2,882	17,033
Halozyme Therapeutics, Inc. (a)	4,567	32,289
Hyperion Therapeutics, Inc.	1,069	21,455
Idenix Pharmaceuticals, Inc. (a)	6,525	30,929
Idera Pharmaceuticals, Inc. (a)	1,200	876
ImmunoGen, Inc. (a)	3,410	62,642
Immunomedics, Inc. (a)	3,726	14,569
Incyte Corp. (a)(d)	5,095	112,956
Infinity Pharmaceuticals, Inc. (a)	1,766	47,594
Insmed, Inc. (a)	1,676	22,492
Insys Therapeutics, Inc. (a)	932	10,289
Intercept Pharmaceuticals, Inc.	550	18,392
InterMune, Inc. (a)	2,410	23,811
Ironwood Pharmaceuticals, Inc. Class A (a)	3,341	44,602
Isis Pharmaceuticals, Inc. (a)	3,906	84,565
Keryx Biopharmaceuticals, Inc. (a)	2,384	19,096
KYTHERA Biopharmaceuticals, Inc.	625	13,369
Lexicon Pharmaceuticals, Inc. (a)	18,653	44,581
Ligand Pharmaceuticals, Inc.:
Class B (a)	584	17,467
General CVR	1,530	26
Glucagon CVR (a)	1,530	46
Roche CVR rights (a)	1,530	21
TR Beta CVR (a)	1,530	8
MannKind Corp. (a)(d)	9,653	64,386
Maxygen, Inc.	1,686	3,996
Medivation, Inc. (a)	2,858	138,784
MEI Pharma, Inc. (a)	904	7,594
Merrimack Pharmaceuticals, Inc. (a)	3,422	18,958
Metabolix, Inc. (a)	1,021	1,674
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
MiMedx Group, Inc. (a)(d)	3,500	$ 25,200
Momenta Pharmaceuticals, Inc. (a)	1,996	26,267
Myriad Genetics, Inc. (a)	2,987	95,883
Nanosphere, Inc. (a)	1,581	6,624
Neurocrine Biosciences, Inc. (a)	2,112	27,308
NewLink Genetics Corp. (a)	681	11,107
Novavax, Inc. (a)	3,696	7,059
NPS Pharmaceuticals, Inc. (a)	2,941	46,321
Nymox Pharmaceutical Corp. (a)(d)	1,170	6,037
OncoGenex Pharmaceuticals, Inc. (a)	285	2,936
Oncolytics Biotech, Inc. (a)(d)	2,080	5,437
Oncothyreon, Inc. (a)	2,409	4,457
Onyx Pharmaceuticals, Inc. (a)	2,686	256,379
Orexigen Therapeutics, Inc. (a)	3,351	21,212
Osiris Therapeutics, Inc. (a)	1,320	14,837
OvaScience, Inc. (a)	866	10,808
OXiGENE, Inc. (a)	21	68
PDL BioPharma, Inc. (d)	6,000	49,500
Peregrine Pharmaceuticals, Inc. (a)(d)	3,346	5,521
Pharmacyclics, Inc. (a)	2,675	245,137
Pluristem Therapeutics, Inc. (a)(d)	2,521	7,916
Progenics Pharmaceuticals, Inc. (a)	1,275	5,075
Prothena Corp. PLC (a)	994	9,880
QLT, Inc.	2,343	18,369
Raptor Pharmaceutical Corp. (a)	1,518	11,522
Regeneron Pharmaceuticals, Inc. (a)	3,609	872,909
Regulus Therapeutics, Inc.	3,321	29,756
Repligen Corp. (a)	1,396	11,559
Rigel Pharmaceuticals, Inc. (a)	2,616	12,086
Sangamo Biosciences, Inc. (a)	1,786	14,288
Sarepta Therapeutics, Inc. (a)	1,080	38,178
Savient Pharmaceuticals, Inc. (a)	2,500	1,375
Seattle Genetics, Inc. (a)	4,515	154,955
SIGA Technologies, Inc. (a)(d)	3,039	11,335
Sinovac Biotech Ltd. (a)	2,373	9,468
Spectrum Pharmaceuticals, Inc.	2,391	19,630
StemCells, Inc. (a)	434	764
Sunesis Pharmaceuticals, Inc. (a)	2,487	13,405
Synageva BioPharma Corp. (a)	878	36,191
Synergy Pharmaceuticals, Inc. (a)	3,292	16,789
Synta Pharmaceuticals Corp. (a)	2,205	16,273
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Targacept, Inc. (a)	1,066	$ 6,002
Telik, Inc. (a)	80	112
TESARO, Inc.	1,247	42,660
Theravance, Inc. (a)	3,910	137,006
Threshold Pharmaceuticals, Inc. (a)	2,343	13,402
Transition Therapeutics, Inc. (a)	2,160	7,236
Trius Therapeutics, Inc. (a)	2,313	17,741
United Therapeutics Corp. (a)	1,987	132,076
Vanda Pharmaceuticals, Inc. (a)	1,000	9,130
Venaxis, Inc. (a)	42	56
Verastem, Inc. (a)	714	6,826
Vertex Pharmaceuticals, Inc. (a)	8,235	661,353
Vical, Inc. (a)	2,055	7,193
XOMA Corp. (a)	3,344	14,045
Zalicus, Inc. (a)	3,496	2,194
ZIOPHARM Oncology, Inc. (a)(d)	2,400	5,256
		16,995,623
Health Care Equipment & Supplies - 1.5%
Abaxis, Inc.	800	35,208
Abiomed, Inc. (a)	1,590	34,296
Accuray, Inc. (a)	2,467	13,248
Align Technology, Inc. (a)	3,056	109,252
Alphatec Holdings, Inc. (a)	4,208	8,206
Analogic Corp.	510	40,540
Angiodynamics, Inc. (a)	1,547	16,831
Anika Therapeutics, Inc. (a)	702	10,362
Antares Pharma, Inc. (a)	5,517	22,399
ArthroCare Corp. (a)	1,040	35,287
Atricure, Inc. (a)	709	6,416
Atrion Corp.	85	18,741
BioLase Technology, Inc.	1,126	5,337
Cardica, Inc. (a)	3,176	4,097
Cardiovascular Systems, Inc. (a)	456	9,371
Cerus Corp. (a)	1,786	9,180
Conceptus, Inc. (a)	1,086	33,644
CONMED Corp.	917	30,197
Cutera, Inc. (a)	421	3,962
Cyberonics, Inc. (a)	1,000	47,710
Cynosure, Inc. Class A (a)	973	24,237
Delcath Systems, Inc. (a)(d)	1,463	628
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	5,353	$ 223,541
Derma Sciences, Inc. (a)	2,627	35,044
DexCom, Inc. (a)(d)	2,951	61,469
Endologix, Inc. (a)	2,340	31,450
EnteroMedics, Inc. (a)	2,222	2,933
Exactech, Inc. (a)	761	13,850
Genmark Diagnostics, Inc. (a)	1,548	23,065
Given Imaging Ltd. (a)	913	13,092
Hansen Medical, Inc. (a)(d)	3,340	5,711
HeartWare International, Inc. (a)	527	48,099
Hologic, Inc. (a)	10,567	219,265
ICU Medical, Inc. (a)	500	35,695
IDEXX Laboratories, Inc. (a)	2,059	169,744
Imris, Inc. (a)	2,630	6,748
Insulet Corp. (a)	2,000	59,720
Integra LifeSciences Holdings Corp. (a)	1,076	40,770
Intuitive Surgical, Inc. (a)	1,532	762,216
MAKO Surgical Corp. (a)	1,600	19,776
Masimo Corp.	2,197	47,565
Medical Action Industries, Inc. (a)	690	5,796
MELA Sciences, Inc. (a)	751	826
Meridian Bioscience, Inc.	1,656	35,786
Merit Medical Systems, Inc. (a)	1,507	14,874
Natus Medical, Inc. (a)	1,076	15,161
Neogen Corp. (a)	900	49,023
NeuroMetrix, Inc. (a)	16	31
Novadaq Technologies, Inc. (a)	1,219	16,530
NuVasive, Inc. (a)	1,452	31,537
NxStage Medical, Inc. (a)	2,331	32,517
OraSure Technologies, Inc. (a)	1,785	7,818
Orthofix International NV (a)	668	18,464
Palomar Medical Technologies, Inc. (a)	771	10,432
PhotoMedex, Inc. (a)	955	15,576
Quidel Corp. (a)	1,116	26,684
Rochester Medical Corp. (a)	525	7,471
Rockwell Medical Technologies, Inc. (a)	965	3,985
RTI Biologics, Inc. (a)	2,691	10,899
Sirona Dental Systems, Inc. (a)	2,067	146,633
Solta Medical, Inc. (a)	2,539	5,459
Staar Surgical Co. (a)	1,388	12,353
Stereotaxis, Inc. (a)	169	296
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
SurModics, Inc. (a)	690	$ 16,381
Synergetics USA, Inc. (a)	1,500	4,875
Syneron Medical Ltd. (a)	1,309	11,650
TearLab Corp. (a)	998	10,499
The Spectranetics Corp. (a)	1,443	26,984
Thoratec Corp. (a)	2,250	70,133
Tornier NV (a)	1,407	22,245
Trinity Biotech PLC sponsored ADR	496	8,695
Unilife Corp. (a)(d)	3,786	12,494
Urologix, Inc. (a)	771	393
Utah Medical Products, Inc.	200	9,254
Vascular Solutions, Inc. (a)	538	8,161
Vermillion, Inc. (a)	568	2,295
Volcano Corp. (a)	2,036	38,888
Wright Medical Group, Inc. (a)	1,700	42,551
Zeltiq Aesthetics, Inc. (a)	1,223	6,347
		3,098,898
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	1,647	54,993
Air Methods Corp.	1,485	55,598
Almost Family, Inc.	321	6,346
Amedisys, Inc. (a)	1,026	12,640
AmSurg Corp. (a)	1,320	46,900
Bio-Reference Laboratories, Inc. (a)(d)	1,267	39,087
BioScrip, Inc. (a)	2,090	29,218
CardioNet, Inc. (a)	1,649	4,601
Catamaran Corp. (a)	8,016	393,242
Chindex International, Inc. (a)	606	9,817
Corvel Corp. (a)	480	24,926
Cross Country Healthcare, Inc. (a)	1,056	5,502
Express Scripts Holding Co. (a)	31,280	1,943,114
Gentiva Health Services, Inc. (a)	1,096	11,683
Healthways, Inc. (a)	1,491	20,054
Henry Schein, Inc. (a)	3,408	328,156
IPC The Hospitalist Co., Inc. (a)	634	30,914
LCA-Vision, Inc. (a)	900	2,907
LHC Group, Inc. (a)	780	17,152
LifePoint Hospitals, Inc. (a)	1,991	99,012
Magellan Health Services, Inc. (a)	1,100	59,950
MWI Veterinary Supply, Inc. (a)	500	60,755
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
National Research Corp.:
Class A (a)	576	$ 9,418
Class B	96	3,276
Patterson Companies, Inc.	4,413	172,460
PDI, Inc. (a)	615	2,675
Providence Service Corp. (a)	186	4,903
RadNet, Inc. (a)	2,005	5,213
Sharps Compliance Corp. (a)	891	2,673
The Ensign Group, Inc.	805	29,036
VCA Antech, Inc. (a)	3,300	84,348
		3,570,569
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	6,347	87,906
athenahealth, Inc. (a)	1,331	112,536
Cerner Corp. (a)	6,563	645,012
Computer Programs & Systems, Inc.	431	21,584
HealthStream, Inc. (a)	1,068	28,601
HMS Holdings Corp. (a)	3,153	78,510
MedAssets, Inc. (a)	2,502	41,033
Medidata Solutions, Inc. (a)	1,100	75,922
Merge Healthcare, Inc. (a)	3,394	11,200
Omnicell, Inc. (a)	1,401	25,400
Quality Systems, Inc.	2,284	40,838
		1,168,542
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)	1,651	14,512
Affymetrix, Inc. (a)	3,366	12,623
Albany Molecular Research, Inc. (a)	1,371	15,081
Apricus Biosciences, Inc. (a)(d)	1,374	3,779
BG Medicine, Inc. (a)	563	1,013
Bruker BioSciences Corp. (a)	6,300	104,139
Compugen Ltd. (a)(d)	2,285	13,344
Fluidigm Corp. (a)	1,027	17,500
Furiex Pharmaceuticals, Inc. (a)	431	15,934
Harvard Bioscience, Inc. (a)	1,984	10,079
ICON PLC (a)	2,286	78,501
Illumina, Inc. (a)	4,806	337,958
Life Technologies Corp. (a)	6,623	490,764
Luminex Corp. (a)	1,730	33,337
Pacific Biosciences of California, Inc. (a)	2,480	6,572
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PAREXEL International Corp. (a)	2,375	$ 108,514
QIAGEN NV (a)	9,016	168,419
Sequenom, Inc. (a)(d)	5,220	21,611
Techne Corp.	1,357	90,254
		1,543,934
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)	1,709	15,227
Acura Pharmaceuticals, Inc. (a)(d)	1,613	3,645
Akorn, Inc. (a)	3,604	52,366
Alexza Pharmaceuticals, Inc. (a)	365	1,646
Alimera Sciences, Inc. (a)	3,452	14,982
Ampio Pharmaceuticals, Inc. (a)(d)	1,407	7,992
Auxilium Pharmaceuticals, Inc. (a)	1,774	26,468
AVANIR Pharmaceuticals Class A (a)	4,295	14,259
BioSante Pharmaceuticals, Inc. (a)(d)	739	902
Cadence Pharmaceuticals, Inc. (a)	2,797	18,600
Cardiome Pharma Corp. (a)	514	1,041
Cempra, Inc. (a)	1,357	10,910
Columbia Laboratories, Inc. (a)	14,182	8,950
Corcept Therapeutics, Inc. (a)(d)	3,477	6,328
Cornerstone Therapeutics, Inc. (a)	1,311	11,458
Cumberland Pharmaceuticals, Inc. (a)	1,191	5,776
DepoMed, Inc. (a)	1,368	7,880
Durect Corp. (a)	3,921	3,293
Echo Therapeutics, Inc. (a)	3,683	2,118
Endo Health Solutions, Inc. (a)	4,332	157,252
Endocyte, Inc. (a)	1,283	17,564
Flamel Technologies SA sponsored ADR (a)	1,035	4,989
Hi-Tech Pharmacal Co., Inc.	406	12,976
Horizon Pharma, Inc. (d)	3,517	8,335
Impax Laboratories, Inc. (a)	2,400	45,480
Imprimis Pharmaceuticals, Inc. (a)	1,151	11,510
Jazz Pharmaceuticals PLC (a)	2,188	148,718
Mylan, Inc. (a)	15,435	470,459
Nektar Therapeutics (a)	4,407	41,734
Novogen Ltd. sponsored ADR (a)	63	227
NuPathe, Inc. (a)	469	1,505
Oculus Innovative Sciences, Inc. (a)	2,326	8,560
Omeros Corp. (a)(d)	1,209	6,408
Omthera Pharmaceuticals, Inc.	1,385	18,185
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Optimer Pharmaceuticals, Inc. (a)	1,696	$ 25,236
Pacira Pharmaceuticals, Inc. (a)	1,076	31,527
Pain Therapeutics, Inc.	2,176	5,810
Pernix Therapeutics Holdings, Inc. (a)	3,291	11,881
Perrigo Co.	3,654	423,535
Pozen, Inc. (a)	1,191	6,312
Questcor Pharmaceuticals, Inc.	2,331	79,650
Repros Therapeutics, Inc. (a)	682	11,812
Sagent Pharmaceuticals, Inc. (a)	972	17,506
Salix Pharmaceuticals Ltd. (a)	2,269	137,660
Santarus, Inc. (a)	2,941	65,496
SciClone Pharmaceuticals, Inc. (a)	1,906	9,168
Shire PLC sponsored ADR	1,483	146,031
Sucampo Pharmaceuticals, Inc. Class A (a)	1,020	8,639
Supernus Pharmaceuticals, Inc. (a)(d)	1,036	7,159
The Medicines Company (a)	2,126	68,478
Transcept Pharmaceuticals, Inc. (a)	574	1,699
Ventrus Biosciences, Inc. (a)	745	1,922
ViroPharma, Inc. (a)	2,541	69,878
VIVUS, Inc. (a)(d)	3,831	56,316
Warner Chilcott PLC	9,355	179,616
XenoPort, Inc. (a)	1,451	7,981
Zogenix, Inc. (a)	3,206	4,777
		2,545,832
TOTAL HEALTH CARE		28,923,398
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	952	19,107
American Science & Engineering, Inc.	253	15,190
API Technologies Corp. (a)	2,864	7,933
Astronics Corp. (a)	385	13,818
BE Aerospace, Inc. (a)	3,984	252,745
Elbit Systems Ltd.	2,258	97,275
Erickson Air-Crane, Inc. (a)	391	9,724
Innovative Solutions & Support, Inc.	856	6,583
KEYW Holding Corp. (a)	1,446	21,329
Kratos Defense & Security Solutions, Inc. (a)	1,490	8,657
LMI Aerospace, Inc. (a)	461	8,750
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Sypris Solutions, Inc.	981	$ 3,237
Taser International, Inc. (a)	1,563	14,833
		479,181
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	3,455	20,903
Atlas Air Worldwide Holdings, Inc. (a)	1,032	47,905
C.H. Robinson Worldwide, Inc.	6,382	361,796
Echo Global Logistics, Inc. (a)	997	17,816
Expeditors International of Washington, Inc.	7,952	310,367
Forward Air Corp.	1,200	46,524
Hub Group, Inc. Class A (a)	1,385	50,289
Pacer International, Inc. (a)	1,536	9,385
Park-Ohio Holdings Corp. (a)	711	26,442
UTI Worldwide, Inc.	3,996	63,257
		954,684
Airlines - 0.3%
Allegiant Travel Co.	716	66,237
Hawaiian Holdings, Inc. (a)	2,395	14,274
JetBlue Airways Corp. (a)	11,197	69,533
Republic Airways Holdings, Inc. (a)	1,686	18,091
Ryanair Holdings PLC sponsored ADR	4,488	219,194
SkyWest, Inc.	2,269	31,834
Spirit Airlines, Inc. (a)	2,717	82,678
		501,841
Building Products - 0.1%
AAON, Inc.	1,047	34,802
American Woodmark Corp. (a)	641	23,281
Apogee Enterprises, Inc.	1,206	32,176
Builders FirstSource, Inc. (a)	2,939	19,809
China Ceramics Co. Ltd. (a)	800	1,744
Gibraltar Industries, Inc. (a)	1,131	18,356
Insteel Industries, Inc.	916	16,406
Nortek, Inc. (a)	565	39,917
Patrick Industries, Inc. (a)	451	8,790
PGT, Inc. (a)	1,109	9,149
Universal Forest Products, Inc.	795	31,410
		235,840
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	363	5,082
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Acorn Energy, Inc.	1,101	$ 9,744
Casella Waste Systems, Inc. Class A (a)	1,146	4,595
CECO Environmental Corp.	516	6,228
China Recycling Energy Corp. (a)	1,590	1,479
Cintas Corp.	5,209	237,817
Copart, Inc. (a)	4,639	159,535
Courier Corp.	435	5,894
EnerNOC, Inc. (a)	886	11,855
Fuel Tech, Inc. (a)	971	3,787
G&K Services, Inc. Class A	701	33,865
Guanwei Recycling Corp. (a)	380	536
Healthcare Services Group, Inc.	2,547	57,791
Heritage-Crystal Clean, Inc. (a)	952	14,328
Herman Miller, Inc.	2,200	61,842
Industrial Services of America, Inc. (a)	459	1,492
InnerWorkings, Inc. (a)	2,465	26,721
Interface, Inc.	2,276	38,237
Intersections, Inc.	661	6,101
Kimball International, Inc. Class B	1,425	13,951
McGrath RentCorp.	975	32,204
Mobile Mini, Inc. (a)	1,896	63,800
Multi-Color Corp.	559	16,429
Performant Financial Corp.	1,665	18,365
Perma-Fix Environmental Services, Inc. (a)	2,776	1,860
R.R. Donnelley & Sons Co. (d)	7,066	93,766
Standard Parking Corp. (a)	1,104	24,630
Stericycle, Inc. (a)	3,364	369,233
Swisher Hygiene, Inc. (Canada) (a)	6,010	6,250
Tetra Tech, Inc. (a)	2,532	69,807
United Stationers, Inc.	1,663	57,390
US Ecology, Inc.	836	22,890
West Corp.	3,047	69,776
		1,547,280
Construction & Engineering - 0.1%
Aegion Corp. (a)	1,302	29,725
Foster Wheeler AG (a)	4,030	92,771
Great Lakes Dredge & Dock Corp.	3,510	29,133
Integrated Electrical Services, Inc. (a)	731	4,086
Layne Christensen Co. (a)	896	19,255
MYR Group, Inc. (a)	855	17,305
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Northwest Pipe Co. (a)	785	$ 21,580
Primoris Services Corp.	2,200	46,882
Sterling Construction Co., Inc. (a)	641	6,634
UniTek Global Services, Inc. (a)	650	1,235
		268,606
Electrical Equipment - 0.2%
Active Power, Inc. (a)	928	3,990
Altair Nanotechnologies, Inc. (a)(d)	222	551
American Superconductor Corp. (a)	1,958	5,208
Broadwind Energy, Inc. (a)	362	1,727
Capstone Turbine Corp. (a)	6,826	7,918
China BAK Battery, Inc. (a)	361	365
Coleman Cable, Inc.	616	11,458
Deswell Industries, Inc.	861	2,290
Encore Wire Corp.	711	24,608
Enphase Energy, Inc. (a)	1,407	10,862
Franklin Electric Co., Inc.	1,842	62,278
FuelCell Energy, Inc. (a)	7,067	8,975
Global Power Equipment Group, Inc.	586	9,317
Highpower International, Inc. (a)	470	489
Hydrogenics Corp. (a)	259	3,103
II-VI, Inc. (a)	2,382	39,541
Jinpan International Ltd.	717	3,578
Lihua International, Inc. (a)	980	5,508
Lime Energy Co. (a)	1,124	843
LSI Industries, Inc.	696	5,672
Ocean Power Technologies, Inc. (a)	585	913
Plug Power, Inc. (a)	506	192
Powell Industries, Inc. (a)	357	16,879
PowerSecure International, Inc. (a)	710	9,571
Preformed Line Products Co.	176	12,236
Real Goods Solar, Inc. Class A (a)	1,117	3,016
Revolution Lighting Technologies, Inc. (a)(d)	2,892	11,047
SolarCity Corp. (d)	2,792	126,338
Ultralife Corp. (a)	901	3,424
Vicor Corp. (a)	1,551	8,360
		400,257
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,484	44,950
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.9%
Altra Holdings, Inc.	1,161	$ 33,448
American Railcar Industries, Inc.	750	25,500
Astec Industries, Inc.	911	32,177
Chart Industries, Inc. (a)	1,124	109,343
Cleantech Solutions International, Inc. (a)	136	932
Columbus McKinnon Corp. (NY Shares) (a)	885	18,718
Commercial Vehicle Group, Inc. (a)	1,360	10,690
Dynamic Materials Corp.	450	7,245
Energy Recovery, Inc. (a)	1,776	7,335
ExOne Co. (d)	500	24,810
Flow International Corp. (a)	2,325	9,230
FreightCar America, Inc.	461	8,363
Hardinge, Inc.	390	4,973
Hurco Companies, Inc. (a)	225	6,458
L.B. Foster Co. Class A	344	15,243
Lincoln Electric Holdings, Inc.	3,367	201,347
Middleby Corp. (a)	730	119,348
NN, Inc. (a)	1,041	9,640
Nordson Corp.	2,427	172,851
Omega Flex, Inc.	360	4,849
PACCAR, Inc.	13,511	724,190
PMFG, Inc. (a)	555	3,546
RBC Bearings, Inc. (a)	789	38,629
Sun Hydraulics Corp.	1,050	34,073
Tecumseh Products Co.:
Class A (non-vtg.) (a)	801	7,353
Class B (a)	281	2,501
TriMas Corp. (a)	1,426	45,989
Twin Disc, Inc.	345	8,601
Westport Innovations, Inc. (a)(d)	2,163	65,561
Woodward, Inc.	2,676	104,765
		1,857,708
Marine - 0.0%
Diana Containerships, Inc. (d)	1,501	8,421
DryShips, Inc. (a)(d)	16,057	29,705
Eagle Bulk Shipping, Inc. (a)	683	2,985
Euroseas Ltd.	1,365	1,515
FreeSeas, Inc. (a)	30	18
Newlead Holdings Ltd. (a)	283	54
Rand Logistics, Inc. (a)	1,060	5,936
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Star Bulk Carriers Corp.	185	$ 1,090
Ultrapetrol (Bahamas) Ltd. (a)	5,831	17,027
		66,751
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	382	22,920
Acacia Research Corp.	1,794	44,850
Advisory Board Co. (a)	1,309	69,128
Barrett Business Services, Inc.	165	9,624
CRA International, Inc. (a)	480	8,597
Exponent, Inc.	600	33,600
Heidrick & Struggles International, Inc.	756	10,894
Hudson Global, Inc. (a)	976	2,255
Huron Consulting Group, Inc. (a)	836	37,378
ICF International, Inc. (a)	797	24,030
Kelly Services, Inc. Class A (non-vtg.)	1,230	21,783
Kforce, Inc.	1,701	25,328
Lightbridge Corp. (a)	719	1,215
Odyssey Marine Exploration, Inc. (a)(d)	3,919	12,854
Pendrell Corp. (a)	6,352	15,689
Resources Connection, Inc.	1,691	18,533
RPX Corp. (a)	1,774	27,213
Verisk Analytics, Inc. (a)	6,466	380,330
VSE Corp.	201	6,818
		773,039
Road & Rail - 0.5%
AMERCO	723	124,645
Arkansas Best Corp.	1,011	19,300
Avis Budget Group, Inc. (a)	3,900	129,324
Covenant Transport Group, Inc. Class A (a)	856	4,828
Heartland Express, Inc.	3,488	50,053
J.B. Hunt Transport Services, Inc.	4,461	328,597
Landstar System, Inc.	1,749	92,330
Marten Transport Ltd.	786	18,856
Old Dominion Freight Lines, Inc. (a)	3,366	144,940
P.A.M. Transportation Services, Inc.	646	6,996
Patriot Transportation Holding, Inc. (a)	436	12,635
Quality Distribution, Inc. (a)	846	7,707
Saia, Inc. (a)	637	30,439
Student Transportation, Inc.	3,676	23,260
Universal Truckload Services, Inc. (a)	891	22,765
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
USA Truck, Inc. (a)	420	$ 2,717
Vitran Corp., Inc. (a)	946	4,489
Werner Enterprises, Inc.	2,688	67,281
YRC Worldwide, Inc. (a)	280	5,569
		1,096,731
Trading Companies & Distributors - 0.4%
Aceto Corp.	966	12,297
Beacon Roofing Supply, Inc. (a)	1,696	69,909
DXP Enterprises, Inc. (a)	587	34,674
Fastenal Co.	11,378	593,704
General Finance Corp. (a)	1,355	6,043
H&E Equipment Services, Inc.	1,290	28,870
Houston Wire & Cable Co.	776	10,872
Lawson Products, Inc.	600	8,940
Rush Enterprises, Inc.:
Class A (a)	1,043	26,805
Class B (a)	625	13,850
Titan Machinery, Inc. (a)	836	17,146
		823,110
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	200	5,580
TOTAL INDUSTRIALS		9,055,558
INFORMATION TECHNOLOGY - 48.3%
Communications Equipment - 5.5%
ADTRAN, Inc.	2,438	56,367
Alvarion Ltd. (a)	298	539
Ambient Corp. (a)	600	1,032
Anaren, Inc. (a)	297	7,134
Arris Group, Inc. (a)	5,381	81,415
Aruba Networks, Inc. (a)	4,149	61,986
AudioCodes Ltd. (a)	1,980	8,197
Aviat Networks, Inc. (a)	3,025	8,016
Bel Fuse, Inc. Class B (non-vtg.)	371	5,906
Black Box Corp.	780	20,990
Brocade Communications Systems, Inc. (a)	19,457	105,652
CalAmp Corp. (a)	1,239	16,318
Ceragon Networks Ltd. (a)	1,336	5,184
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,185	$ 1,280
Ciena Corp. (a)	3,646	61,034
Cisco Systems, Inc.	203,772	4,906,830
Cogo Group, Inc. (a)	1,545	3,044
Comtech Telecommunications Corp.	619	16,342
Digi International, Inc. (a)	1,347	12,918
DragonWave, Inc. (a)	1,400	3,752
EchoStar Holding Corp. Class A (a)	1,530	60,756
EMCORE Corp. (a)	1,338	4,576
EXFO, Inc. (sub. vtg.) (a)	907	4,068
Extreme Networks, Inc. (a)	3,522	12,538
F5 Networks, Inc. (a)	3,084	256,620
Finisar Corp. (a)	3,317	43,453
Gilat Satellite Networks Ltd. (a)	2,426	13,319
Globecomm Systems, Inc. (a)	721	9,236
Harmonic, Inc. (a)	3,956	24,132
Infinera Corp. (a)	3,871	40,762
InterDigital, Inc.	1,495	68,755
Ituran Location & Control Ltd.	777	13,155
Ixia (a)	3,000	47,160
JDS Uniphase Corp. (a)	8,481	115,511
KVH Industries, Inc. (a)	511	6,740
Meru Networks, Inc. (a)	574	2,353
Mitel Networks, Inc. (a)	1,991	7,148
NETGEAR, Inc. (a)	1,465	48,755
NumereX Corp. Class A (a)	834	9,174
Oclaro, Inc. (a)(d)	2,874	2,960
Oplink Communications, Inc. (a)	687	11,693
Parkervision, Inc. (a)(d)	4,087	17,819
PC-Tel, Inc.	1,116	8,180
Polycom, Inc. (a)	6,739	76,353
Procera Networks, Inc. (a)	540	7,970
QUALCOMM, Inc.	65,748	4,173,683
Radware Ltd. (a)	1,498	22,530
Research In Motion Ltd. (a)(d)	20,088	280,228
Riverbed Technology, Inc. (a)	5,810	89,823
ShoreTel, Inc. (a)	2,706	10,932
Sierra Wireless, Inc. (a)	1,722	19,599
Silicom Ltd.	345	11,609
Sonus Networks, Inc. (a)	10,536	33,821
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Symmetricom, Inc. (a)	2,446	$ 12,083
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	7,235	84,432
Telestone Technologies Corp. (a)(d)	314	261
Tellabs, Inc.	13,974	28,926
Telular Corp.	900	11,286
Tessco Technologies, Inc.	347	7,932
Ubiquiti Networks, Inc.	3,500	66,185
UTStarcom Holdings Corp. (a)	1,387	3,939
ViaSat, Inc. (a)	1,605	112,446
Westell Technologies, Inc. Class A (a)	2,778	6,084
Wi-Lan, Inc.	4,772	20,299
		11,293,220
Computers & Peripherals - 9.7%
Apple, Inc.	35,990	16,183,955
Avid Technology, Inc. (a)	1,551	9,895
Concurrent Computer Corp.	360	2,714
Cray, Inc. (a)	1,493	27,188
Datalink Corp. (a)	906	10,383
Dell, Inc.	66,659	889,898
Dot Hill Systems Corp. (a)	3,411	6,651
Electronics for Imaging, Inc. (a)	1,543	43,034
Hutchinson Technology, Inc. (a)	1,056	6,061
Immersion Corp. (a)	1,335	20,506
Intevac, Inc. (a)	911	4,382
Logitech International SA	6,508	44,970
NetApp, Inc.	13,800	517,914
Novatel Wireless, Inc. (a)	1,997	6,830
OCZ Technology Group, Inc. (a)	2,350	3,431
QLogic Corp. (a)	3,929	38,268
Rimage Corp.	400	3,236
SanDisk Corp. (a)	9,400	554,788
Seagate Technology	13,958	601,311
Silicon Graphics International Corp. (a)	1,011	15,266
Smart Technologies, Inc. Class A (a)	1,547	2,014
STEC, Inc. (a)	2,011	7,119
Stratasys Ltd. (a)(d)	1,467	123,301
Super Micro Computer, Inc. (a)	1,239	12,774
Synaptics, Inc. (a)	1,350	55,701
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Western Digital Corp.	9,296	$ 588,623
Xyratex Ltd.	1,176	12,442
		19,792,655
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	1,050	12,033
Audience, Inc.	952	13,328
Cognex Corp.	1,521	68,339
Coherent, Inc.	900	51,660
Daktronics, Inc.	1,761	18,085
DTS, Inc. (a)	606	11,975
Echelon Corp. (a)	1,830	4,301
Electro Rent Corp.	1,080	18,371
Electro Scientific Industries, Inc.	1,335	15,152
FARO Technologies, Inc. (a)	690	25,820
FEI Co.	1,455	104,775
Flextronics International Ltd. (a)	27,060	201,868
FLIR Systems, Inc.	5,802	141,337
GSI Group, Inc. (a)	1,500	12,210
HLS Systems International Ltd. (a)	1,991	23,374
I. D. Systems Inc. (a)	601	3,071
Identive Group, Inc. (a)	3,097	2,753
Insight Enterprises, Inc. (a)	1,633	31,435
IPG Photonics Corp.	1,902	112,789
Itron, Inc. (a)	1,543	64,806
Littelfuse, Inc.	972	71,432
LoJack Corp. (a)	1,051	3,552
Maxwell Technologies, Inc. (a)	1,095	7,917
Measurement Specialties, Inc. (a)	521	23,158
Mercury Systems, Inc. (a)	951	8,312
Mesa Laboratories, Inc.	28	1,482
MicroVision, Inc. (a)(d)	430	1,286
Molex, Inc.	3,635	106,651
Molex, Inc. Class A (non-vtg.)	3,066	75,301
MTS Systems Corp.	578	34,888
Multi-Fineline Electronix, Inc. (a)	1,116	17,744
National Instruments Corp.	4,575	129,930
Neonode, Inc. (a)(d)	1,393	7,564
NetList, Inc. (a)	2,276	1,411
Newport Corp. (a)	1,221	16,068
Orbotech Ltd. (a)	1,410	16,483
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
OSI Systems, Inc. (a)	716	$ 41,413
PC Connection, Inc.	691	11,602
PC Mall, Inc. (a)	556	4,259
Plexus Corp. (a)	1,400	40,852
Power-One, Inc. (a)	4,043	25,592
RadiSys Corp. (a)	936	4,680
Richardson Electronics Ltd.	482	5,765
Rofin-Sinar Technologies, Inc. (a)	1,121	29,998
Sanmina Corp. (a)	3,082	41,854
ScanSource, Inc. (a)	1,206	38,508
Tech Data Corp. (a)	1,455	72,925
Trimble Navigation Ltd. (a)	9,803	273,504
TTM Technologies, Inc. (a)	2,908	23,497
Uni-Pixel, Inc. (a)	436	6,632
Universal Display Corp. (a)	1,847	55,004
Viasystems Group, Inc. (a)	708	8,935
Zygo Corp. (a)	1,006	16,005
		2,161,686
Internet Software & Services - 9.3%
21Vianet Group, Inc. ADR (a)	1,181	10,794
Akamai Technologies, Inc. (a)	6,803	313,754
Angie's List, Inc. (a)	2,582	60,574
Autobytel, Inc. (a)	351	1,730
Baidu.com, Inc. sponsored ADR (a)(d)	10,564	1,020,905
Bazaarvoice, Inc. (a)	2,745	20,560
Blucora, Inc. (a)	1,401	25,568
Brightcove, Inc. (a)	980	7,330
Carbonite, Inc. (a)	1,032	10,908
China Finance Online Co. Ltd. ADR (a)	915	1,391
ChinaCache International Holdings Ltd. sponsored ADR (a)	225	1,028
comScore, Inc. (a)	1,086	21,481
Constant Contact, Inc. (a)	1,200	17,904
Cornerstone OnDemand, Inc. (a)	1,865	75,794
CoStar Group, Inc. (a)	1,037	115,947
DealerTrack Holdings, Inc. (a)	1,614	52,035
Digital River, Inc. (a)	1,521	26,572
E2open, Inc.	910	13,295
EarthLink, Inc.	4,455	26,418
eBay, Inc. (a)	49,806	2,694,505
eGain Communications Corp. (a)	930	7,468
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Equinix, Inc. (a)	1,888	$ 382,584
Facebook, Inc. Class A	64,447	1,569,284
GigaMedia Ltd. (a)	2,131	2,110
Global Eagle Entertainment, Inc. (a)	1,381	13,534
Google, Inc. Class A (a)	10,237	8,910,387
IAC/InterActiveCorp	3,344	162,117
Internap Network Services Corp. (a)	2,287	18,250
Internet Initiative Japan, Inc. sponsored ADR	863	14,248
iPass, Inc. (a)	3,772	6,412
j2 Global, Inc.	1,719	70,290
Keynote Systems, Inc.	675	8,505
Limelight Networks, Inc. (a)	3,326	7,883
Liquidity Services, Inc. (a)(d)	1,191	47,652
LivePerson, Inc. (a)	2,295	21,206
LogMeIn, Inc. (a)	1,052	26,773
Marchex, Inc. Class B	1,791	10,388
Market Leader, Inc. (a)	1,781	19,057
Marketo, Inc.	715	16,924
MercadoLibre, Inc.	1,716	196,688
Move, Inc. (a)	1,545	17,598
Net Element International, Inc. (a)	974	4,763
NetEase.com, Inc. sponsored ADR	2,946	188,338
NIC, Inc.	2,461	41,148
Open Text Corp.	2,210	150,389
OpenTable, Inc. (a)	949	63,298
Perficient, Inc. (a)	1,516	19,102
Points International Ltd. (a)	799	13,519
QuinStreet, Inc. (a)	1,753	13,568
RealNetworks, Inc. (a)	1,385	10,055
Rediff.com India Ltd. sponsored ADR (a)	600	1,656
Reis, Inc. (a)	375	6,971
Remark Media, Inc. (a)	177	565
Responsys, Inc. (a)	1,730	16,919
SciQuest, Inc. (a)	800	18,360
Sify Technologies Ltd. sponsored ADR (a)(d)	1,740	3,428
SINA Corp. (a)	2,564	147,943
Sohu.com, Inc. (a)	1,478	94,858
SPS Commerce, Inc. (a)	530	28,604
Stamps.com, Inc. (a)	675	25,731
Support.com, Inc. (a)	2,745	13,121
Synacor, Inc. (a)	1,155	4,354
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
TechTarget, Inc. (a)	1,500	$ 6,660
TheStreet.com, Inc.	2,682	5,310
Travelzoo, Inc. (a)	751	21,584
United Online, Inc.	3,243	22,085
Unwired Planet, Inc. (a)	3,561	7,336
ValueClick, Inc. (a)	3,087	81,312
Velti PLC (a)(d)	2,666	4,692
VeriSign, Inc. (a)	6,009	282,663
VistaPrint Ltd. (a)(d)	1,450	66,628
Vocus, Inc. (a)	821	7,176
Web.com Group, Inc. (a)(d)	1,853	38,894
WebMD Health Corp. (a)	2,015	59,483
WebMediaBrands, Inc. (a)	242	322
Xoom Corp.	1,196	22,258
Yahoo!, Inc. (a)	45,559	1,198,202
Yandex NV (a)	8,949	243,055
Zillow, Inc. (a)	957	53,726
Zix Corp. (a)	644	2,570
		19,038,497
IT Services - 1.9%
Acxiom Corp. (a)	2,663	58,559
Automatic Data Processing, Inc.	18,590	1,277,505
Cardtronics, Inc. (a)	1,791	51,097
Cass Information Systems, Inc.	465	20,869
China Information Technology, Inc. (a)	950	2,461
Cognizant Technology Solutions Corp. Class A (a)	11,583	748,841
Computer Task Group, Inc.	717	16,003
CSG Systems International, Inc. (a)	1,356	29,330
Euronet Worldwide, Inc. (a)	1,986	60,573
ExlService Holdings, Inc. (a)	1,449	42,499
Fiserv, Inc. (a)	5,134	447,479
Forrester Research, Inc.	975	35,324
Hackett Group, Inc.	1,695	8,543
iGate Corp. (a)	2,041	29,615
Information Services Group, Inc. (a)	1,246	2,442
Innodata, Inc. (a)	1,261	3,985
Jack Henry & Associates, Inc.	3,837	180,070
Lionbridge Technologies, Inc. (a)	2,146	6,352
ManTech International Corp. Class A	800	21,672
Mattersight Corp. (a)	1,485	4,633
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
ModusLink Global Solutions, Inc. (a)	1,665	$ 4,779
MoneyGram International, Inc. (a)	2,100	41,328
NCI, Inc. Class A (a)	491	2,322
Pactera Technology International Ltd. ADR	3,448	23,033
Paychex, Inc.	14,093	524,682
PFSweb, Inc. (a)	406	1,742
Planet Payment, Inc. (a)	4,151	12,370
PRG-Schultz International, Inc. (a)	1,731	9,486
Rainmaker Systems, Inc. (a)	2,401	1,044
Sapient Corp. (a)	5,534	71,278
ServiceSource International, Inc. (a)	2,600	21,190
Sykes Enterprises, Inc. (a)	1,710	27,035
Syntel, Inc.	1,625	103,854
Teletech Holdings, Inc. (a)	2,216	49,838
Virtusa Corp. (a)	1,000	23,460
		3,965,293
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	1,878	85,749
Semiconductors & Semiconductor Equipment - 7.8%
Advanced Energy Industries, Inc. (a)	1,500	27,600
Aixtron AG sponsored ADR	188	3,360
Alpha & Omega Semiconductor Ltd. (a)	1,154	9,105
Altera Corp.	12,291	407,938
Ambarella, Inc. (a)	1,618	26,163
Amkor Technology, Inc. (a)(d)	5,378	24,416
Amtech Systems, Inc. (a)	401	2,105
ANADIGICS, Inc. (a)	3,015	6,211
Analog Devices, Inc.	11,826	543,168
Applied Materials, Inc.	46,875	712,500
Applied Micro Circuits Corp. (a)	2,420	18,658
ARM Holdings PLC sponsored ADR	4,328	189,913
ASM International NV (depositary receipt)	211	7,507
ASML Holding NV	2,825	229,588
Atmel Corp. (a)	16,370	128,832
ATMI, Inc. (a)	1,291	30,816
Avago Technologies Ltd.	9,578	361,186
Axcelis Technologies, Inc. (a)	4,561	7,298
AXT, Inc. (a)	1,989	5,649
Broadcom Corp. Class A	19,557	702,292
Brooks Automation, Inc.	3,652	38,894
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cabot Microelectronics Corp. (a)(d)	981	$ 35,071
Camtek Ltd. (a)	1,486	2,868
Canadian Solar, Inc. (a)	1,991	16,943
Cavium, Inc. (a)	1,842	60,344
Ceva, Inc. (a)	1,050	17,609
China Sunergy Co. Ltd. ADR (a)(d)	440	814
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	812	14,811
Cirrus Logic, Inc. (a)	2,419	44,147
Cohu, Inc.	885	9,788
Cree, Inc. (a)	4,422	275,712
Cypress Semiconductor Corp.	5,119	57,538
Diodes, Inc. (a)	1,626	38,374
DSP Group, Inc. (a)	1,305	10,362
Entegris, Inc. (a)	5,220	54,392
Entropic Communications, Inc. (a)	3,249	13,906
Exar Corp. (a)	1,755	19,796
EZchip Semiconductor Ltd. (a)	1,020	27,581
First Solar, Inc. (a)	3,298	179,345
FormFactor, Inc. (a)	1,856	10,932
GSI Technology, Inc. (a)	1,220	6,832
GT Advanced Technologies, Inc. (a)(d)	4,938	21,974
Hanwha Solarone Co. Ltd. ADR (a)	1,791	2,866
Himax Technologies, Inc. sponsored ADR	3,511	25,314
Hittite Microwave Corp. (a)	1,141	61,933
Ikanos Communications, Inc. (a)	1,860	2,511
Integrated Device Technology, Inc. (a)	4,912	41,850
Integrated Silicon Solution, Inc. (a)	1,011	10,939
Intel Corp.	189,782	4,607,907
Intermolecular, Inc. (a)	1,500	12,810
Intersil Corp. Class A	4,941	40,516
IXYS Corp.	1,626	18,536
JA Solar Holdings Co. Ltd. ADR (a)	958	7,032
KLA-Tencor Corp.	6,418	361,269
Kopin Corp. (a)	3,306	11,736
Kulicke & Soffa Industries, Inc. (a)	2,871	35,600
Lam Research Corp. (a)	6,525	305,240
Lattice Semiconductor Corp. (a)	4,891	25,189
Linear Technology Corp.	8,907	334,013
LSI Corp. (a)	20,900	154,660
LTX-Credence Corp. (a)	2,029	11,504
M/A-COM Technology Solutions, Inc. (a)	1,688	23,514
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd.	20,505	$ 222,274
Mattson Technology, Inc. (a)	2,176	4,287
Maxim Integrated Products, Inc.	11,104	327,457
Mellanox Technologies Ltd. (a)	1,603	83,148
MEMSIC, Inc. (a)	1,842	7,515
Micrel, Inc.	2,394	23,820
Microchip Technology, Inc.	7,350	268,128
Micron Technology, Inc. (a)	39,009	455,625
Microsemi Corp. (a)	4,017	88,093
Mindspeed Technologies, Inc. (a)(d)	1,178	3,829
MKS Instruments, Inc.	1,961	55,202
Monolithic Power Systems, Inc.	1,386	34,054
MoSys, Inc. (a)	1,530	6,962
Nanometrics, Inc. (a)	801	11,574
Nova Measuring Instruments Ltd. (a)	1,096	10,324
NVE Corp. (a)	210	10,863
NVIDIA Corp.	23,700	343,413
NXP Semiconductors NV (a)	9,657	297,918
O2Micro International Ltd. sponsored ADR (a)	1,626	5,610
Omnivision Technologies, Inc. (a)	2,101	38,805
ON Semiconductor Corp. (a)	16,559	141,745
PDF Solutions, Inc. (a)	1,350	24,746
Peregrine Semiconductor Corp.	1,125	12,184
Pericom Semiconductor Corp. (a)	1,356	9,506
Photronics, Inc. (a)	2,236	17,061
Pixelworks, Inc. (a)	598	1,800
PLX Technology, Inc. (a)	2,101	9,497
PMC-Sierra, Inc. (a)	7,070	42,491
Power Integrations, Inc.	1,000	42,690
QuickLogic Corp. (a)(d)	1,546	3,649
Rambus, Inc. (a)	4,458	35,129
RDA Microelectronics, Inc. sponsored ADR	350	3,749
RF Micro Devices, Inc. (a)	11,151	61,554
Rubicon Technology, Inc. (a)(d)	951	8,055
Rudolph Technologies, Inc. (a)	1,086	13,314
SemiLEDs Corp. (a)	1,100	1,771
Semtech Corp. (a)	2,601	95,041
Sigma Designs, Inc. (a)	1,146	5,260
Silicon Image, Inc. (a)	3,261	19,859
Silicon Laboratories, Inc. (a)	1,634	70,197
Silicon Motion Technology Corp. sponsored ADR	1,231	13,836
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,446	$ 14,065
Skyworks Solutions, Inc. (a)	7,707	183,889
Spreadtrum Communications, Inc. ADR (d)	1,556	30,280
SunPower Corp. (a)(d)	4,407	85,055
Supertex, Inc.	494	10,942
Tessera Technologies, Inc.	1,821	37,786
Texas Instruments, Inc.	42,159	1,513,087
Tower Semiconductor Ltd. (a)	667	4,129
TranSwitch Corp. (a)	2,112	1,077
TriQuint Semiconductor, Inc. (a)	6,421	45,204
Ultra Clean Holdings, Inc. (a)	1,066	6,193
Ultratech, Inc. (a)	995	36,278
Veeco Instruments, Inc. (a)	1,502	63,670
Volterra Semiconductor Corp. (a)	1,139	16,014
Xilinx, Inc.	10,052	408,614
		15,885,595
Software - 13.0%
Accelrys, Inc. (a)	2,308	19,249
ACI Worldwide, Inc. (a)	1,605	74,649
Activision Blizzard, Inc.	42,345	611,038
Actuate Corp. (a)	1,740	11,745
Adobe Systems, Inc. (a)	18,915	811,643
Advent Software, Inc. (a)	2,100	69,678
Allot Communications Ltd. (a)	1,273	15,722
American Software, Inc. Class A	846	7,191
ANSYS, Inc. (a)	3,591	267,530
AsiaInfo-Linkage, Inc. (a)	2,883	33,414
Aspen Technology, Inc. (a)	3,566	109,191
Autodesk, Inc. (a)	8,763	330,628
AutoNavi Holdings Ltd. ADR (a)	870	10,423
Blackbaud, Inc.	1,626	49,333
BluePhoenix Solutions Ltd. (a)	315	1,260
BMC Software, Inc. (a)	5,781	261,850
Bottomline Technologies, Inc. (a)	1,557	43,020
BroadSoft, Inc. (a)	1,060	29,383
CA Technologies, Inc.	17,433	476,095
Cadence Design Systems, Inc. (a)	11,717	177,278
Callidus Software, Inc. (a)	1,628	9,784
Changyou.com Ltd. (A Shares) ADR	374	11,501
Check Point Software Technologies Ltd. (a)	7,874	394,330
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Cinedigm Digital Cinema Corp. (a)	3,549	$ 5,465
Citrix Systems, Inc. (a)	7,141	459,523
ClickSoftware Technologies Ltd.	1,103	8,537
CommVault Systems, Inc. (a)	1,770	123,900
Compuware Corp.	8,080	90,738
Comverse, Inc.	800	23,888
Concur Technologies, Inc. (a)	2,071	167,192
Descartes Systems Group, Inc. (a)	2,609	28,940
Digimarc Corp.	390	8,974
Ebix, Inc.	1,287	25,534
Electronic Arts, Inc. (a)	11,645	267,719
Envivio, Inc. (a)	1,510	2,507
EPIQ Systems, Inc.	1,500	18,195
ePlus, Inc.	287	14,273
FalconStor Software, Inc. (a)	2,536	3,398
Fortinet, Inc. (a)	5,988	115,329
Glu Mobile, Inc. (a)(d)	2,794	7,572
Guidance Software, Inc. (a)	1,292	11,912
Informatica Corp. (a)	4,100	149,076
Interactive Intelligence Group, Inc. (a)	737	36,997
Intuit, Inc.	11,534	674,047
Jive Software, Inc. (a)	2,493	42,132
KongZhong Corp. sponsored ADR (a)	1,000	6,600
Magic Software Enterprises Ltd.	424	2,285
Majesco Entertainment Co. (a)	2,427	1,595
Manhattan Associates, Inc. (a)	835	62,650
Mentor Graphics Corp.	4,154	78,884
MICROS Systems, Inc. (a)	3,100	130,820
Microsoft Corp.	321,451	11,212,211
MicroStrategy, Inc. Class A (a)	345	31,561
Mitek Systems, Inc. (a)	938	5,938
Monotype Imaging Holdings, Inc.	1,551	35,301
Net 1 UEPS Technologies, Inc. (a)	2,000	14,440
NetScout Systems, Inc. (a)	1,700	41,395
NICE Systems Ltd. sponsored ADR	1,581	58,339
Nuance Communications, Inc. (a)(d)	12,385	235,315
Oracle Corp.	181,038	6,111,843
Parametric Technology Corp. (a)	4,688	117,716
Pegasystems, Inc.	1,363	44,066
Perfect World Co. Ltd. sponsored ADR Class B	1,575	24,302
Progress Software Corp. (a)	2,529	59,457
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Proofpoint, Inc. (a)	1,093	$ 22,079
QAD, Inc.:
Class A	1,125	14,096
Class B	165	1,741
QLIK Technologies, Inc. (a)	3,200	98,432
Qualys, Inc.	1,957	27,398
RealPage, Inc. (a)	2,672	50,875
Rovi Corp. (a)	4,276	110,321
Sapiens International Corp. NV	2,318	12,007
SeaChange International, Inc. (a)	1,311	14,106
Shanda Games Ltd. sponsored ADR (a)	3,749	15,446
Smith Micro Software, Inc. (a)	1,336	1,723
Sourcefire, Inc. (a)	1,143	63,962
Splunk, Inc. (a)	3,688	172,451
SS&C Technologies Holdings, Inc. (a)	2,835	89,671
Symantec Corp.	26,856	601,306
Synchronoss Technologies, Inc. (a)	1,407	44,109
Synopsys, Inc. (a)	5,802	211,483
Take-Two Interactive Software, Inc. (a)	3,186	53,015
Tangoe, Inc. (a)	1,318	19,651
TeleCommunication Systems, Inc. Class A (a)	1,500	3,525
TeleNav, Inc. (a)	1,766	8,989
The9 Ltd. sponsored ADR (a)	786	2,492
TIBCO Software, Inc. (a)	6,079	129,665
TigerLogic Corp. (a)	987	1,856
TiVo, Inc. (a)	4,553	58,916
Trunkbow International Holdings Ltd. (a)	1,172	1,003
Ultimate Software Group, Inc. (a)	1,000	111,300
Vasco Data Security International, Inc. (a)	2,389	20,020
Verint Systems, Inc. (a)	2,398	80,501
Voltari Corp. (a)	168	731
Wave Systems Corp. Class A (a)(d)	3,219	1,223
Websense, Inc. (a)	1,626	40,406
Zynga, Inc. (a)	22,402	76,167
		26,547,167
TOTAL INFORMATION TECHNOLOGY		98,769,862
MATERIALS - 0.9%
Chemicals - 0.4%
A. Schulman, Inc.	1,300	37,570
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
ADA-ES, Inc. (a)	307	$ 11,466
American Pacific Corp. (a)	525	14,595
Balchem Corp.	1,200	57,612
Gulf Resources, Inc. (a)(d)	1,170	1,427
Hawkins, Inc.	303	12,084
Innophos Holdings, Inc.	810	40,970
Innospec, Inc.	1,020	41,851
Landec Corp. (a)	1,071	15,037
Material Sciences Corp. (a)	570	5,586
Methanex Corp.	3,891	172,154
Penford Corp. (a)	476	5,650
Senomyx, Inc. (a)	1,501	3,107
Sigma Aldrich Corp.	4,579	383,079
Yongye International, Inc. (a)	2,133	11,348
Zoltek Companies, Inc. (a)	1,281	16,371
		829,907
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd. (a)	1,191	34,253
United States Lime & Minerals, Inc. (a)	136	6,782
		41,035
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	300	25,044
Silgan Holdings, Inc.	2,770	129,553
		154,597
Metals & Mining - 0.4%
Century Aluminum Co. (a)	3,466	34,348
China Gerui Adv Mat Group Ltd. (a)	1,568	2,948
China Natural Resources, Inc. (a)	816	3,305
China Precision Steel, Inc. (a)(d)	159	199
Globe Specialty Metals, Inc.	2,759	33,853
Handy & Harman Ltd. (a)	800	12,904
Haynes International, Inc.	435	21,289
Horsehead Holding Corp. (a)	1,564	18,002
Kaiser Aluminum Corp.	821	52,084
Olympic Steel, Inc.	480	12,158
Pan American Silver Corp.	5,988	73,113
Randgold Resources Ltd. sponsored ADR	2,039	159,817
Royal Gold, Inc.	2,484	136,024
Schnitzer Steel Industries, Inc. Class A	866	21,390
Silver Standard Resources, Inc. (a)	3,316	26,064
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	750	$ 1,185
Steel Dynamics, Inc.	8,500	130,390
Sutor Technology Group Ltd. (a)	1,977	3,914
Universal Stainless & Alloy Products, Inc. (a)	265	8,398
		751,385
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,261	15,556
Pope Resources, Inc. LP	261	17,675
		33,231
TOTAL MATERIALS		1,810,155
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	3,273	27,068
Alaska Communication Systems Group, Inc.	2,052	3,365
Atlantic Tele-Network, Inc.	551	27,423
B Communications Ltd. (a)	1,052	8,100
Cbeyond, Inc. (a)	1,101	9,458
Cogent Communications Group, Inc.	1,770	48,657
Consolidated Communications Holdings, Inc.	1,601	27,249
FairPoint Communications, Inc. (a)(d)	938	7,973
Frontier Communications Corp. (d)	39,000	161,460
General Communications, Inc. Class A (a)	1,471	12,783
Hawaiian Telcom Holdco, Inc. (a)	350	9,020
HickoryTech Corp.	570	5,974
Hong Kong Television Network Ltd. sponsored ADR	561	3,787
inContact, Inc. (a)	2,511	18,230
Internet Gold Golden Lines Ltd. (a)	720	2,196
Iridium Communications, Inc. (a)	2,453	17,490
Lumos Networks Corp.	905	12,435
Multiband Corp. (a)	2,455	7,881
Neutral Tandem, Inc.	1,292	7,519
ORBCOMM, Inc. (a)	1,486	5,825
Towerstream Corp. (a)	1,587	4,079
TW telecom, Inc. (a)	5,721	163,220
VocalTec Communications Ltd. (a)(d)	699	10,436
Windstream Corp. (d)	22,140	177,784
		779,412
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV Series A sponsored ADR	592	$ 11,822
Boingo Wireless, Inc. (a)	1,245	9,026
Clearwire Corp. Class A (a)	26,585	119,101
Leap Wireless International, Inc. (a)	2,826	15,967
NII Holdings, Inc. (a)(d)	6,689	51,572
NTELOS Holdings Corp.	905	14,815
Partner Communications Co. Ltd. ADR	576	3,496
SBA Communications Corp. Class A (a)	4,857	365,586
Shenandoah Telecommunications Co.	891	14,826
USA Mobility, Inc.	900	12,132
Vodafone Group PLC sponsored ADR	37,776	1,093,615
		1,711,958
TOTAL TELECOMMUNICATION SERVICES		2,491,370
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	813	43,390
Otter Tail Corp.	1,426	38,958
		82,348
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	483	10,496
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	1,565	1,330
Water Utilities - 0.0%
Artesian Resources Corp. Class A	375	8,291
Cadiz, Inc. (a)	1,179	6,933
Connecticut Water Service, Inc.	465	13,192
Consolidated Water Co., Inc.	705	7,607
Middlesex Water Co.	510	9,818
Tri-Tech Holding, Inc. (a)	258	421
York Water Co.	426	8,128
		54,390
TOTAL UTILITIES		148,564
TOTAL COMMON STOCKS (Cost $147,335,521)		203,933,704
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	172,614	$ 172,614
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,321,034	4,321,034
TOTAL MONEY MARKET FUNDS (Cost $4,493,648)		4,493,648
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $151,829,169)		208,427,352
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(4,068,370)
NET ASSETS - 100%		$ 204,358,982
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 207
Fidelity Securities Lending Cash Central Fund	87,636
Total	$ 87,843
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 37,763,894	$ 37,763,894	$ -	$ -
Consumer Staples	8,119,309	8,119,309	-	-
Energy	2,799,773	2,799,773	-	-
Financials	14,051,821	14,051,674	147	-
Health Care	28,923,398	28,923,398	-	-
Industrials	9,055,558	9,055,558	-	-
Information Technology	98,769,862	98,769,601	-	261
Materials	1,810,155	1,798,807	-	11,348
Telecommunication Services	2,491,370	2,491,370	-	-
Utilities	148,564	148,564	-	-
Money Market Funds	4,493,648	4,493,648	-	-
Total Investments in Securities:	$ 208,427,352	$ 208,415,596	$ 147	$ 11,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,133,988) - See accompanying schedule: Unaffiliated issuers (cost $147,335,521)	$ 203,933,704
Fidelity Central Funds (cost $4,493,648)	4,493,648
Total Investments (cost $151,829,169)		$ 208,427,352
Cash		40,855
Receivable for investments sold		130,865
Dividends receivable		205,256
Distributions receivable from Fidelity Central Funds		17,126
Prepaid expenses		95
Receivable from investment adviser for expense reductions		37,564
Other receivables		572
Total assets		208,859,685

Liabilities
Accrued management fee	$ 40,657
Distribution and service plan fees payable	45,212
Other affiliated payables	6,590
Other payables and accrued expenses	87,210
Collateral on securities loaned, at value	4,321,034
Total liabilities		4,500,703

Net Assets		$ 204,358,982
Net Assets consist of:
Paid in capital		$ 145,242,732
Undistributed net investment income		535,843
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,982,222
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		56,598,185
Net Assets, for 1,500,000 shares outstanding		$ 204,358,982
Net Asset Value, offering price and redemption price per share ($204,358,982 ÷ 1,500,000 shares)		$ 136.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 1,502,477
Income from Fidelity Central Funds (including $87,636 from security lending)		87,843
Total income		1,590,320

Expenses
Management fee	$ 232,521
Transfer agent fees	45,176
Distribution and service plan fees	87,193
Licensing fees	58,129
Accounting and security lending fees	37,926
Independent trustees' compensation	583
Audit	38,157
Legal	257
Miscellaneous	7,626
Total expenses before reductions	507,568
Expense reductions	(216,985)	290,583
Net investment income (loss)		1,299,737
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(89,282)
In-Kind redemptions	5,919,207
Foreign currency transactions	(1)
Total net realized gain (loss)		5,829,924
Change in net unrealized appreciation (depreciation) on: Investment securities	20,489,528
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		20,489,527
Net gain (loss)		26,319,451
Net increase (decrease) in net assets resulting from operations		$ 27,619,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,299,737	$ 2,093,192
Net realized gain (loss)	5,829,924	4,461,587
Change in net unrealized appreciation (depreciation)	20,489,527	19,273,245
Net increase (decrease) in net assets resulting from operations	27,619,188	25,828,024
Distributions to shareholders from net investment income	(1,374,000)	(1,832,000)
Share transactions Proceeds from sales of shares	12,463,523	11,081,070
Cost of shares redeemed	(12,741,916)	(11,907,676)
Net increase (decrease) in net assets resulting from share transactions	(278,393)	(826,606)
Total increase (decrease) in net assets	25,966,795	23,169,418

Net Assets
Beginning of period	178,392,187	155,222,769
End of period (including undistributed net investment income of $535,843 and undistributed net investment income of $610,106, respectively)	$ 204,358,982	$ 178,392,187
Other Information Shares
Sold	100,000	100,000
Redeemed	(100,000)	(100,000)
Net increase (decrease)	-	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 118.93	$ 103.48	$ 98.68	$ 84.65	$ 60.62	$ 104.53
Income from InvestmentOperations
Net investment income (loss) D	.85	1.35	.93	.71	.55	.69
Net realized and unrealized gain (loss)	17.37	15.29	4.74	13.92	23.95	(43.96)
Total from investment operations	18.22	16.64	5.67	14.63	24.50	(43.27)
Distributions from net investment income	(.91)	(1.19)	(.87)	(.60)	(.47)	(.53)
Distributions from net realized gain	-	-	-	-	-	(.11)
Total distributions	(.91)	(1.19)	(.87)	(.60)	(.47)	(.64)
Net asset value, end of period	$ 136.24	$ 118.93	$ 103.48	$ 98.68	$ 84.65	$ 60.62
Total Return B, C	15.43%	16.13%	5.75%	17.35%	40.62%	(41.62)%
Ratios to Average Net Assets E, G
Expenses before reductions	.52% A	.52%	.53%	.58%	.65%	.73%
Expenses net of fee waivers, if any	.30% A	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.30% A	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	1.34% A	1.16%	.88%	.78%	.78%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,359	$ 178,392	$ 155,223	$ 148,024	$ 126,970	$ 78,805
Portfolio turnover rate F, H	19% A	10%	6%	6%	7%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity® Nasdaq Composite Index® Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, Passive Foreign Investment Companies (PFIC), excise tax regulations, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 70,099,092
Gross unrealized depreciation	(13,853,883)
Net unrealized appreciation (depreciation) on securities and other investments	$ 56,245,209

Tax cost	$ 152,182,142

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (1,673,753)
2017	(1,453,838)
2018	(118,806)
Total with expiration	(3,246,397)
No expiration
Short-term	(303,267)
Long-term	(165,938)
Total no expiration	(469,205)
Total capital loss carryforward	$ (3,715,602)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $5,381,700 and $5,378,954, respectively.

Securities received and delivered in-kind through subscriptions and redemptions totaled $12,425,455 and $12,702,057, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on .09% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

7. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .30% of average net assets. This waiver will remain in place through January 31, 2004. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $216,960.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

Semiannual Report

8. Share Transactions.

The Fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ETF-USAN-0713
1.802769.109

Fidelity®

Nasdaq Composite Index®

Fund

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Actual	.35%	$ 1,000.00	$ 1,154.00	$ 1.88
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.8	11.7
Microsoft Corp.	5.4	4.8
Google, Inc. Class A	4.3	3.9
Oracle Corp.	3.0	3.3
Cisco Systems, Inc.	2.4	2.2
Amazon.com, Inc.	2.3	2.4
Intel Corp.	2.2	2.1
QUALCOMM, Inc.	2.0	2.3
Comcast Corp. Class A	1.7	1.7
Gilead Sciences, Inc.	1.5	1.2
	32.6
Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	47.4	50.4
Consumer Discretionary	18.1	17.2
Health Care	13.9	12.7
Financials	6.7	6.6
Industrials	4.3	4.1
Consumer Staples	3.9	4.0
Energy	1.3	1.3
Telecommunication Services	1.2	1.2
Materials	0.8	1.0
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 0.2%
Ballard Power Systems, Inc. (a)(d)	6,442	$ 10,874
China Automotive Systems, Inc. (a)(d)	2,230	11,551
China XD Plastics Co. Ltd. (a)	4,588	19,545
Dorman Products, Inc. (d)	3,747	166,854
Exide Technologies (a)	2,463	1,113
Federal-Mogul Corp. Class A (a)(d)	9,337	91,036
Fuel Systems Solutions, Inc. (a)(d)	2,518	39,256
Gentex Corp.	14,463	330,769
Gentherm, Inc. (a)	2,521	46,437
Motorcar Parts of America, Inc. (a)	1,158	7,191
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	963	572
Remy International, Inc.	1,058	19,033
Shiloh Industries, Inc.	4,105	40,804
SORL Auto Parts, Inc. (a)	1,464	3,821
Spartan Motors, Inc.	2,787	16,861
Strattec Security Corp.	415	15,791
The Goodyear Tire & Rubber Co. (a)	24,026	363,754
		1,185,262
Automobiles - 0.2%
Kandi Technolgies, Inc. (a)(d)	3,592	13,470
Tesla Motors, Inc. (a)	11,446	1,118,961
		1,132,431
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,067	63,156
LKQ Corp. (a)(d)	29,922	732,491
Pool Corp.	4,785	246,188
VOXX International Corp. (a)	1,524	16,947
Weyco Group, Inc.	1,086	26,118
		1,084,900
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	1,702	64,744
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	11,379	227,466
Ascent Capital Group, Inc. (a)	1,360	98,614
Cambium Learning Group, Inc. (a)	3,505	4,977
Capella Education Co. (a)(d)	1,212	52,795
Career Education Corp. (a)	5,375	16,018
ChinaEdu Corp. sponsored ADR (a)	1,016	6,086
Coinstar, Inc. (a)	2,977	173,380
Collectors Universe, Inc.	712	9,284
Corinthian Colleges, Inc. (a)	7,598	19,755
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Education Management Corp. (a)(d)	12,940	$ 83,592
Grand Canyon Education, Inc. (a)(d)	4,304	138,244
JTH Holding, Inc. Class A (a)	3,685	59,697
Learning Tree International, Inc. (a)	1,097	3,302
Lincoln Educational Services Corp.	1,850	12,747
Matthews International Corp. Class A	2,914	111,752
National American University Holdings, Inc.	1,829	6,914
Steiner Leisure Ltd. (a)	1,932	98,126
Stewart Enterprises, Inc. Class A	7,912	102,856
Strayer Education, Inc. (d)	1,129	60,390
		1,350,739
Hotels, Restaurants & Leisure - 2.4%
AFC Enterprises, Inc. (a)	2,049	74,707
Ambassadors Group, Inc.	1,175	4,171
Ameristar Casinos, Inc.	3,013	78,941
Asia Entertainment & Resources Ltd. (d)	2,800	11,900
BJ's Restaurants, Inc. (a)(d)	2,772	104,061
Bloomin' Brands, Inc.	11,974	278,515
Bob Evans Farms, Inc.	3,295	152,097
Bravo Brio Restaurant Group, Inc. (a)	2,791	50,238
Buffalo Wild Wings, Inc. (a)(d)	1,987	190,673
Caesars Entertainment Corp. (a)(d)	12,071	174,909
Carrols Restaurant Group, Inc. (a)	1,559	8,886
Century Casinos, Inc. (a)	2,256	7,670
China Lodging Group Ltd. ADR (a)(d)	2,181	34,820
Churchill Downs, Inc.	1,815	152,351
Chuys Holdings, Inc. (d)	1,871	65,204
Cosi, Inc. (a)	499	1,018
Cracker Barrel Old Country Store, Inc.	2,261	202,269
Del Frisco's Restaurant Group, Inc. (a)	2,911	54,115
Denny's Corp. (a)	7,593	45,786
Dunkin' Brands Group, Inc.	10,223	404,831
Einstein Noah Restaurant Group, Inc.	641	8,974
Famous Dave's of America, Inc. (a)	1,074	12,899
Fiesta Restaurant Group, Inc. (a)(d)	2,187	77,792
Gaming Partners International Corp.	597	4,836
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	3,973	115,177
Icahn Enterprises LP	10,649	825,617
Ignite Restaurant Group, Inc. (a)	2,411	44,121
International Speedway Corp. Class A	3,385	117,324
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Interval Leisure Group, Inc.	6,529	$ 141,092
Isle of Capri Casinos, Inc. (a)	3,470	26,788
Jack in the Box, Inc. (a)	4,029	147,018
Jamba, Inc. (a)	5,661	16,926
Lakes Entertainment, Inc. (a)	2,346	8,563
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	17,970	427,327
Monarch Casino & Resort, Inc. (a)	1,459	22,483
Morgans Hotel Group Co. (a)	2,367	15,883
MTR Gaming Group, Inc. (a)	1,922	7,284
Multimedia Games Holding Co., Inc. (a)	2,225	56,938
Nathan's Famous, Inc. (a)(d)	496	25,360
Norwegian Cruise Line Holdings Ltd. (d)	20,178	620,474
Panera Bread Co. Class A (a)	2,726	522,929
Papa John's International, Inc. (a)	2,235	144,001
Penn National Gaming, Inc. (a)(d)	7,861	432,669
PokerTek, Inc. (a)	228	262
Premier Exhibitions, Inc. (a)	3,637	7,274
Red Robin Gourmet Burgers, Inc. (a)(d)	1,253	65,795
Rick's Cabaret International, Inc. (a)	1,724	14,292
Ruth's Hospitality Group, Inc.	3,483	39,010
Scientific Games Corp. Class A (a)	9,867	107,452
SHFL Entertainment, Inc. (a)	6,968	120,198
Sonic Corp. (a)(d)	5,467	71,782
Starbucks Corp.	73,461	4,633,185
Texas Roadhouse, Inc. Class A	7,090	167,679
The Cheesecake Factory, Inc.	5,266	210,219
Town Sports International Holdings, Inc.	1,521	16,761
Wendy's Co.	37,909	225,559
Wynn Resorts Ltd. (d)	9,957	1,353,057
		12,952,162
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	931	12,811
Cavco Industries, Inc. (a)(d)	650	31,142
Dixie Group, Inc. (a)	767	5,691
Flexsteel Industries, Inc.	253	5,751
Garmin Ltd.	19,176	669,818
Helen of Troy Ltd. (a)	3,230	128,134
Hooker Furniture Corp.	696	12,180
iRobot Corp. (a)(d)	2,647	89,442
Lifetime Brands, Inc.	658	8,857
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
SGOCO Technology Ltd. (a)	1,000	$ 1,130
Skullcandy, Inc. (a)	2,787	16,109
SodaStream International Ltd. (a)(d)	2,259	144,124
Stanley Furniture Co., Inc. (a)	825	3,374
Universal Electronics, Inc. (a)	1,279	34,149
Zagg, Inc. (a)(d)	3,197	16,145
		1,178,857
Internet & Catalog Retail - 4.2%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	10,639
Amazon.com, Inc. (a)	44,630	12,006,809
Blue Nile, Inc. (a)	1,382	49,144
CafePress, Inc. (a)(d)	1,330	8,658
Ctrip.com International Ltd. sponsored ADR (a)	14,858	462,827
dELiA*s, Inc. (a)	2,226	2,115
eLong, Inc. sponsored ADR (a)	893	12,565
Expedia, Inc.	12,262	704,575
Gaiam, Inc. Class A (a)	1,930	7,817
Geeknet, Inc. (a)	449	6,519
Groupon, Inc. Class A (a)(d)	64,142	492,611
Hollywood Media Corp. (a)	3,540	5,062
HomeAway, Inc. (a)(d)	8,039	245,833
HSN, Inc.	5,374	305,727
Liberty Media Corp.:
Interactive Series A (a)	52,702	1,183,160
Series A (a)	3,561	290,471
MakeMyTrip Ltd. (a)(d)	4,155	53,142
Mecox Lane Ltd. ADR (a)	160	437
Netflix, Inc. (a)(d)	5,479	1,239,624
NutriSystem, Inc.	3,003	27,117
Overstock.com, Inc. (a)(d)	2,066	53,551
PetMed Express, Inc.	1,606	21,504
priceline.com, Inc. (a)(d)	4,887	3,928,806
Shutterfly, Inc. (a)(d)	3,440	167,666
TripAdvisor, Inc. (a)(d)	12,796	825,214
U.S. Auto Parts Network, Inc. (a)	2,459	3,049
ValueVision Media, Inc. Class A (a)(d)	5,170	26,109
Vitacost.com, Inc. (a)(d)	3,923	32,090
		22,172,841
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.	1,267	59,410
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Black Diamond, Inc. (a)(d)	4,678	$ 41,962
Escalade, Inc.	749	4,614
Hasbro, Inc.	12,598	560,359
JAKKS Pacific, Inc.	3,085	31,159
Johnson Outdoors, Inc. Class A (a)	771	19,082
Mattel, Inc.	33,008	1,477,108
Smith & Wesson Holding Corp. (a)(d)	6,189	56,382
Summer Infant, Inc. (a)	1,750	5,723
		2,255,799
Media - 7.1%
AirMedia Group, Inc. ADR (a)	3,030	5,636
AMC Networks, Inc. Class A (a)	5,945	380,599
Beasley Broadcast Group, Inc. Class A	689	5,043
Bona Film Group Ltd. sponsored ADR (a)	1,803	8,564
Carmike Cinemas, Inc. (a)	1,268	22,469
Central European Media Enterprises Ltd. Class A (a)(d)	9,690	32,365
Charter Communications, Inc. Class A (a)(d)	9,958	1,114,499
China Yida Holding Co. (a)(d)	388	1,564
ChinaNet Online Holdings, Inc. (a)(d)	1,300	689
Comcast Corp.:
Class A (d)	218,478	8,771,892
Class A (special) (non-vtg.)	40,668	1,577,918
Crown Media Holdings, Inc. Class A (a)	32,822	67,285
CTC Media, Inc.	16,757	200,079
Cumulus Media, Inc. Class A (a)(d)	13,687	50,779
Daily Journal Corp. (a)	220	24,794
Digital Generation, Inc. (a)	2,630	18,384
DIRECTV (a)	56,295	3,441,313
Discovery Communications, Inc. (a)(d)	14,508	1,144,101
Discovery Communications, Inc.:
Class B (a)	715	56,285
Class C (non-vtg.) (a)	8,490	594,045
DISH Network Corp. Class A	21,180	816,277
DreamWorks Animation SKG, Inc. Class A (a)	8,372	183,682
Emmis Communications Corp. Class A (a)	2,486	4,127
Fisher Communications, Inc.	802	32,970
Global Sources Ltd. (a)	3,344	22,773
Harris Interactive, Inc. (a)	4,199	7,768
Insignia Systems, Inc. (a)	738	1,469
Lamar Advertising Co. Class A (a)	7,912	369,728
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc.:
Class A (a)(d)	14,138	$ 1,041,971
Class B (a)	247	16,991
Class C (a)	10,878	747,210
Liberty Media Corp. Class A (a)	11,443	1,428,773
Loral Space & Communications Ltd.	2,333	140,493
MDC Partners, Inc. Class A (sub. vtg.)	2,702	47,636
Morningstar, Inc.	5,112	351,603
National CineMedia, Inc.	3,661	60,809
Navarre Corp. (a)	2,626	6,197
News Corp.:
Class A	139,617	4,483,102
Class B	87,914	2,834,347
Nexstar Broadcasting Group, Inc. Class A	1,166	32,648
Radio One, Inc. Class D (non-vtg.) (a)	3,233	7,533
ReachLocal, Inc. (a)(d)	2,733	37,989
Reading International, Inc. Class A (a)	2,789	16,957
Rentrak Corp. (a)	996	23,047
RLJ Entertainment, Inc. (a)	120	449
RRSat Global Communications Network Ltd.	1,296	10,860
Salem Communications Corp. Class A	2,027	15,121
Scholastic Corp. (d)	3,140	94,954
Sinclair Broadcast Group, Inc. Class A	7,200	194,616
Sirius XM Radio, Inc.	639,157	2,224,266
Spanish Broadcasting System, Inc. Class A (a)	311	1,288
Starz - Liberty Capital Series A (a)(d)	12,373	285,569
The Madison Square Garden Co. Class A (a)	6,384	373,656
Value Line, Inc.	658	5,975
Viacom, Inc.:
Class A	2,824	189,490
Class B (non-vtg.)	45,721	3,012,557
Virgin Media, Inc.	26,031	1,292,699
VisionChina Media, Inc. ADR (a)	267	609
WPP PLC ADR	1,128	95,959
		38,032,471
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	22,318	1,072,157
Fred's, Inc. Class A	3,106	49,261
Gordmans Stores, Inc. (a)	2,098	26,875
Sears Holdings Corp. (a)(d)	10,388	507,246
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
The Bon-Ton Stores, Inc.	1,410	$ 30,019
Tuesday Morning Corp. (a)	4,055	36,130
		1,721,688
Specialty Retail - 2.0%
America's Car Mart, Inc. (a)	822	37,064
Ascena Retail Group, Inc. (a)	16,070	326,703
bebe stores, Inc.	8,147	44,483
Bed Bath & Beyond, Inc. (a)(d)	22,106	1,508,735
Big 5 Sporting Goods Corp.	1,981	39,640
Body Central Corp. (a)	1,200	14,748
Books-A-Million, Inc. (a)(d)	1,634	4,918
Cache, Inc. (a)	659	2,774
Citi Trends, Inc. (a)	1,148	15,200
Coldwater Creek, Inc. (a)(d)	1,716	6,332
Conn's, Inc. (a)(d)	3,311	163,001
Destination Maternity Corp.	1,585	39,482
Destination XL Group, Inc. (a)(d)	4,191	20,787
Finish Line, Inc. Class A	5,933	124,949
Five Below, Inc. (d)	5,654	216,209
Francescas Holdings Corp. (a)	4,186	119,510
Hastings Entertainment, Inc.	1,374	4,191
Hibbett Sports, Inc. (a)(d)	2,734	155,920
Hot Topic, Inc. (d)	3,405	47,636
Jos. A. Bank Clothiers, Inc. (a)(d)	3,035	136,363
Kirkland's, Inc. (a)	1,743	26,075
Mattress Firm Holding Corp. (a)(d)	3,253	116,978
Monro Muffler Brake, Inc.	3,614	169,930
O'Reilly Automotive, Inc. (a)	10,755	1,171,327
Orchard Supply Hardware Stores Corp. Class A (a)(d)	370	877
Pacific Sunwear of California, Inc. (a)	6,909	22,731
Perfumania Holdings, Inc. (a)	1,858	10,925
PetSmart, Inc. (d)	10,666	719,955
Rent-A-Center, Inc. (d)	5,975	218,566
Ross Stores, Inc.	21,722	1,396,725
rue21, Inc. (a)	2,293	96,283
Sears Hometown & Outlet Stores, Inc. (a)	2,200	122,364
Select Comfort Corp. (a)(d)	5,898	130,877
Shoe Carnival, Inc.	1,800	43,704
Staples, Inc. (d)	65,975	989,625
Stein Mart, Inc.	3,807	49,225
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Children's Place Retail Stores, Inc. (a)(d)	2,146	$ 114,446
Tile Shop Holdings, Inc. (a)	4,954	126,822
Tractor Supply Co.	6,838	765,719
Trans World Entertainment Corp.	1,445	6,806
Ulta Salon, Cosmetics & Fragrance, Inc. (d)	6,306	572,333
Urban Outfitters, Inc. (a)	14,397	603,666
West Marine, Inc. (a)	2,166	25,082
Wet Seal, Inc. Class A (a)	7,436	36,883
Winmark Corp.	446	26,657
Zumiez, Inc. (a)(d)	3,571	113,629
		10,706,855
Textiles, Apparel & Luxury Goods - 0.6%
Cherokee, Inc.	881	11,911
Columbia Sportswear Co.	3,598	216,672
Crocs, Inc. (a)	9,159	161,565
Deckers Outdoor Corp. (a)	3,656	196,254
Exceed Co. Ltd. (a)	1,935	2,419
Fossil, Inc. (a)	5,759	611,606
G-III Apparel Group Ltd. (a)(d)	1,887	79,462
Iconix Brand Group, Inc. (a)(d)	6,536	196,668
Joe's Jeans, Inc. (a)	4,434	7,626
Kingold Jewelry, Inc. (a)(d)	5,932	7,356
LJ International, Inc. (a)	2,378	4,685
lululemon athletica, Inc. (a)(d)	11,089	862,835
Perry Ellis International, Inc.	1,343	28,351
R.G. Barry Corp.	1,275	18,271
Rocky Brands, Inc.	397	5,804
Steven Madden Ltd. (a)	4,431	214,904
Superior Uniform Group, Inc.	90	1,043
Tandy Brands Accessories, Inc. (a)	905	543
True Religion Apparel, Inc.	2,372	75,524
Vera Bradley, Inc. (a)(d)	4,144	97,384
		2,800,883
TOTAL CONSUMER DISCRETIONARY		96,574,888
CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Coca-Cola Bottling Co. CONSOLIDATED	844	50,463
Craft Brew Alliance, Inc. (a)	6,177	46,822
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
MGP Ingredients, Inc.	1,799	$ 9,625
Monster Beverage Corp. (a)	16,317	890,745
National Beverage Corp.	5,140	84,450
Primo Water Corp. (a)	1,600	2,672
		1,084,777
Food & Staples Retailing - 1.5%
Andersons, Inc.	2,027	103,255
Arden Group, Inc. Class A	231	24,615
Casey's General Stores, Inc. (d)	4,025	244,559
Chefs' Warehouse Holdings (a)(d)	2,181	41,177
China Jo-Jo Drugstores, Inc. (a)	1,100	693
Costco Wholesale Corp.	42,677	4,680,387
Fresh Market, Inc. (a)(d)	5,000	247,700
G Willi-Food International Ltd. (a)	177	1,209
Ingles Markets, Inc. Class A	1,211	26,666
Nash-Finch Co.	1,029	22,360
PriceSmart, Inc. (d)	3,193	269,585
QKL Stores, Inc. (a)	137	567
Spartan Stores, Inc.	1,954	34,723
The Pantry, Inc. (a)	2,076	25,971
United Natural Foods, Inc. (a)	4,895	259,043
Village Super Market, Inc. Class A	1,257	47,012
Whole Foods Market, Inc. (d)	36,384	1,886,874
		7,916,396
Food Products - 2.1%
Alico, Inc.	753	34,751
Boulder Brands, Inc. (a)(d)	5,745	60,265
Bridgford Foods Corp.	433	3,377
Cal-Maine Foods, Inc.	2,345	104,915
Calavo Growers, Inc.	1,103	32,770
Diamond Foods, Inc. (a)	2,254	34,960
Farmer Brothers Co. (a)	1,539	21,623
Green Mountain Coffee Roasters, Inc. (a)(d)	14,553	1,064,261
Griffin Land & Nurseries, Inc.	515	15,337
Hain Celestial Group, Inc. (a)(d)	4,643	309,317
Inventure Foods, Inc. (a)	1,520	11,430
J&J Snack Foods Corp.	1,993	151,269
John B. Sanfilippo & Son, Inc.	641	12,416
Kraft Foods Group, Inc.	57,934	3,193,901
Lancaster Colony Corp.	3,007	247,987
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Le Gaga Holdings Ltd. ADR (a)(d)	950	$ 3,553
Lifeway Foods, Inc.	1,830	32,043
Limoneira Co. (d)	1,164	22,617
Mondelez International, Inc.	174,218	5,132,462
Origin Agritech Ltd. (a)	2,765	4,258
Pilgrims Pride Corp. (a)	27,321	326,759
Sanderson Farms, Inc.	2,148	148,040
Seneca Foods Corp. Class A (a)	1,052	33,611
SkyPeople Fruit Juice, Inc. (a)	1,700	3,655
Snyders-Lance, Inc.	7,344	190,356
SunOpta, Inc. (a)	8,249	64,687
Zhongpin, Inc. (a)(d)	3,594	47,692
		11,308,312
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,332	40,470
WD-40 Co.	1,986	107,721
		148,191
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)(d)	3,272	154,111
Inter Parfums, Inc.	4,023	120,610
LifeVantage Corp. (a)	10,300	22,660
Mannatech, Inc. (a)	170	1,700
Nature's Sunshine Products, Inc.	1,394	21,440
Neptune Technologies & Bioressources, Inc. (a)	6,363	18,596
Neptune Technologies & Bioressources, Inc.:
Class A (d)	213	0
warrants (a)(d)	427	0
Nutraceutical International Corp.	889	17,567
Reliv International, Inc.	923	1,228
Star Scientific, Inc. (a)(d)	16,201	24,139
Synutra International, Inc. (a)	5,975	28,083
The Female Health Co. (d)	3,903	36,337
United-Guardian, Inc.	81	2,102
		448,573
TOTAL CONSUMER STAPLES		20,906,249
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Bolt Technology Corp.	1,828	29,796
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Dawson Geophysical Co. (a)	534	$ 19,176
ENGlobal Corp. (a)	1,250	800
Exterran Partners LP	3,740	103,635
Forbes Energy Services Ltd. (a)	1,723	5,807
Geospace Technologies Corp. (a)	1,398	121,430
Gulf Island Fabrication, Inc.	1,159	23,910
Hercules Offshore, Inc. (a)	18,157	125,465
Lufkin Industries, Inc.	3,296	290,905
Matrix Service Co. (a)	1,981	32,667
Mitcham Industries, Inc. (a)(d)	966	15,079
Ocean Rig UDW, Inc. (United States) (a)	13,532	235,592
Patterson-UTI Energy, Inc.	14,636	307,502
PHI, Inc. (non-vtg.) (a)	1,185	41,499
RigNet, Inc. (a)	1,200	29,928
Tesco Corp. (a)	3,830	48,871
TGC Industries, Inc.	1,383	11,659
		1,443,721
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)	3,109	7,244
Alliance Holdings GP, LP	6,410	408,509
Alliance Resource Partners LP	3,897	281,675
Amyris, Inc. (a)(d)	5,997	17,931
APCO Oil and Gas International, Inc. (a)	981	12,047
Approach Resources, Inc. (a)(d)	4,111	103,556
BioFuel Energy Corp. (a)(d)	1,164	4,772
BreitBurn Energy Partners LP	8,339	154,522
Calumet Specialty Products Partners LP	6,296	215,008
Capital Product Partners LP	5,919	54,336
Carrizo Oil & Gas, Inc. (a)(d)	3,936	100,998
Ceres, Inc. (a)(d)	2,501	5,402
Clayton Williams Energy, Inc. (a)	1,164	50,785
Clean Energy Fuels Corp. (a)(d)	9,504	126,118
Crimson Exploration, Inc. (a)	5,112	14,723
Crosstex Energy LP	8,462	162,978
Crosstex Energy, Inc.	4,072	77,572
Diamondback Energy, Inc. (d)	3,400	114,818
Dorchester Minerals LP	2,982	71,866
Double Eagle Petroleum Co. (a)	564	2,324
Eagle Rock Energy Partners LP	14,449	122,239
Energy XXI (Bermuda) Ltd.	8,067	205,951
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EV Energy Partners LP	4,514	$ 171,803
FX Energy, Inc. (a)(d)	4,499	18,401
Gevo, Inc. (a)(d)	4,703	8,418
Golar LNG Ltd. (NASDAQ)	8,215	279,310
Golar LNG Partners LP	3,659	121,918
Green Plains Renewable Energy, Inc. (a)(d)	2,634	41,802
Gulfport Energy Corp. (a)(d)	7,874	375,511
Hallador Energy Co.	2,945	23,236
Isramco, Inc. (a)	239	23,362
Ivanhoe Energy, Inc. (a)(d)	10,891	13,446
James River Coal Co. (a)	2,824	7,314
KiOR, Inc. Class A (a)	4,185	19,377
Knightsbridge Tankers Ltd. (d)	1,852	13,038
L&L Energy, Inc. (a)	2,643	10,678
Legacy Reserves LP	5,830	154,495
LINN Energy LLC/LINN Energy Finance Corp.	23,094	759,793
LinnCo LLC (d)	3,446	125,073
Magellan Petroleum Corp. (a)	4,557	4,603
Marine Petroleum Trust	339	5,753
Martin Midstream Partners LP	3,139	128,887
Memorial Production Partners LP	2,474	46,536
Mid-Con Energy Partners LP	2,281	53,193
Pacific Ethanol, Inc. (a)(d)	796	3,494
PDC Energy, Inc. (a)(d)	3,209	164,269
PostRock Energy Corp. (a)	1,147	1,560
PrimeEnergy Corp. (a)	333	9,937
Renewable Energy Group, Inc. (a)(d)	4,128	55,852
Rex Energy Corp. (a)(d)	5,334	88,598
Rosetta Resources, Inc. (a)	5,991	280,738
Sino Clean Energy, Inc. rights (a)	623	0
Solazyme, Inc. (a)(d)	6,225	76,692
StealthGas, Inc. (a)	3,775	39,902
Syntroleum Corp. (a)	705	4,808
Top Ships, Inc. (a)	189	272
TORM A/S ADR (a)	34	92
TransGlobe Energy Corp. (a)	7,931	58,445
Uranium Resources, Inc. (a)(d)	678	2,000
US Energy Corp. (a)	3,179	5,754
Vanguard Natural Resources LLC	6,500	182,975
Verenium Corp. (a)	1,612	3,611
Warren Resources, Inc. (a)	6,353	18,614
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Westmoreland Coal Co. (a)	1,067	$ 12,804
ZaZa Energy Corp. (a)(d)	10,467	14,654
Zion Oil & Gas, Inc. (a)(d)	3,214	5,496
		5,751,888
TOTAL ENERGY		7,195,609
FINANCIALS - 6.7%
Capital Markets - 1.0%
BGC Partners, Inc. Class A	10,962	60,401
Calamos Asset Management, Inc. Class A	1,792	18,852
Capital Southwest Corp.	449	61,913
Carlyle Group LP	4,400	128,304
CIFI Corp. (a)	1,822	14,011
Cowen Group, Inc. Class A (a)	21,595	66,729
Diamond Hill Investment Group, Inc.	278	22,738
E*TRADE Financial Corp. (a)	28,963	336,840
FBR & Co. (a)	1,363	32,985
Financial Engines, Inc.	4,945	213,228
Gleacher & Co., Inc. (a)	621	8,533
Harris & Harris Group, Inc. (a)	3,415	11,953
Horizon Technology Finance Corp.	560	7,851
ICG Group, Inc. (a)(d)	3,834	42,596
INTL FCStone, Inc. (a)(d)	3,647	64,734
LPL Financial	10,676	395,866
Medallion Financial Corp.	1,715	25,485
Northern Trust Corp.	22,978	1,336,171
SEI Investments Co.	16,877	516,605
Siebert Financial Corp. (a)	2,067	3,101
T. Rowe Price Group, Inc.	25,018	1,897,865
U.S. Global Investments, Inc. Class A	870	2,358
Virtus Investment Partners, Inc. (a)	760	176,214
WisdomTree Investments, Inc. (a)	11,977	148,994
		5,594,327
Commercial Banks - 2.8%
1st Source Corp.	2,125	51,446
1st United Bancorp, Inc.	2,920	18,688
Access National Corp.	974	12,594
ACNB Corp.	1,852	31,428
American National Bankshares, Inc.	1,283	27,828
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
American River Bankshares (a)	684	$ 5,684
Ameris Bancorp (a)	2,404	39,714
Ames National Corp.	710	14,576
Arrow Financial Corp.	1,194	29,408
Associated Banc-Corp.	15,849	244,233
Auburn National Bancorp., Inc.	32	703
BancFirst Corp.	1,957	83,877
Bancorp, Inc., Delaware (a)	3,061	43,987
Bank of Commerce Holdings	3,459	17,260
Bank of Kentucky Financial Corp.	771	20,007
Bank of Marin Bancorp	628	24,467
Bank of the Ozarks, Inc. (d)	4,048	176,695
Banner Bank	1,488	47,735
BBCN Bancorp, Inc.	9,438	121,656
BCB Bancorp, Inc.	1,563	15,958
Berkshire Bancorp, Inc.	1,100	8,910
BNC Bancorp	1,672	18,074
BOK Financial Corp.	5,204	338,780
Boston Private Financial Holdings, Inc.	8,549	84,208
Bridge Bancorp, Inc.	828	17,727
Bridge Capital Holdings (a)	1,197	18,182
Bryn Mawr Bank Corp.	1,221	27,692
BSB Bancorp, Inc. (a)	800	10,912
C & F Financial Corp.	186	8,928
Camden National Corp.	695	26,132
Capital Bank Financial Corp.:
rights	910	0
Series A	3,533	63,241
Capital City Bank Group, Inc. (a)(d)	1,669	19,010
Cardinal Financial Corp.	3,902	59,076
Cascade Bancorp (a)(d)	8,151	46,868
Cathay General Bancorp	8,818	178,917
Center Bancorp, Inc.	1,687	21,897
Centerstate Banks of Florida, Inc.	2,198	18,859
Century Bancorp, Inc. Class A (non-vtg.)	620	22,004
Chemical Financial Corp.	3,660	95,489
Chemung Financial Corp.	187	6,265
Citizens & Northern Corp.	1,323	25,799
Citizens Holding Co.	2,908	56,153
City Holding Co.	1,241	49,168
CNB Financial Corp., Pennsylvania	1,343	22,240
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
CoBiz, Inc.	3,409	$ 29,488
Colony Bankcorp, Inc. (a)	217	1,549
Columbia Banking Systems, Inc.	5,117	111,755
Commerce Bancshares, Inc.	8,620	375,142
Community Trust Bancorp, Inc.	1,314	46,227
Crescent Financial Bancshares, Inc. (a)	110	460
CU Bancorp (a)	2,523	37,416
CVB Financial Corp. (d)	10,632	121,949
Eagle Bancorp, Inc., Maryland	2,059	46,348
East West Bancorp, Inc. (d)	13,517	356,038
Eastern Virginia Bankshares, Inc. (a)	469	2,486
Eastern Virginia Bankshares, Inc. rights (a)	469	64
Enterprise Bancorp, Inc.	972	16,087
Enterprise Financial Services Corp.	1,516	23,149
Farmers Capital Bank Corp. (a)	684	14,665
Farmers National Banc Corp.	3,366	21,172
Fidelity Southern Corp.	1,390	17,834
Fifth Third Bancorp	84,875	1,544,725
Financial Institutions, Inc.	990	19,315
First Bancorp, North Carolina	1,220	17,385
First Busey Corp.	7,187	31,479
First California Financial Group, Inc. (a)	3,569	30,337
First Citizen Bancshares, Inc.	994	196,086
First Community Bancshares, Inc.	2,372	36,126
First Connecticut Bancorp, Inc.	1,300	18,512
First Financial Bancorp, Ohio	5,246	80,841
First Financial Bankshares, Inc. (d)	3,550	195,250
First Financial Corp., Indiana	1,005	30,904
First Financial Holdings, Inc.	1,653	34,829
First Financial Service Corp. (a)	413	1,433
First Interstate Bancsystem, Inc.	1,287	25,470
First Merchants Corp.	2,657	44,000
First Midwest Bancorp, Inc., Delaware	7,182	94,515
First NBC Bank Holding Co.	1,615	40,569
First Niagara Financial Group, Inc.	34,984	341,794
First of Long Island Corp.	928	29,167
First Security Group, Inc. (a)	57	242
First Security Group, Inc. rights (a)	57	314
First South Bancorp, Inc., Virginia (a)	619	4,073
First United Corp. (a)	493	3,668
Firstbank Corp., Michigan	3,229	43,753
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
FirstMerit Corp.	16,273	$ 307,072
FNB United Corp. (a)(d)	2,207	18,804
Fulton Financial Corp.	20,369	234,040
German American Bancorp, Inc.	1,177	25,729
Glacier Bancorp, Inc.	8,302	161,391
Great Southern Bancorp, Inc.	2,013	54,170
Grupo Financiero Galicia SA sponsored ADR (a)(d)	3,399	18,796
Guaranty Bancorp	1,586	17,129
Hampton Roads Bankshares, Inc. (a)(d)	14,778	19,211
Hancock Holding Co.	8,935	255,094
Hanmi Financial Corp. (a)	3,531	55,578
Hawthorn Bancshares, Inc.	603	7,176
Heartland Financial USA, Inc.	1,458	39,716
Heritage Commerce Corp. (a)	2,406	16,241
Heritage Financial Corp., Washington	1,562	21,571
Heritage Oaks Bancorp (a)	5,290	31,317
Home Bancshares, Inc.	3,451	145,287
HomeTrust Bancshares, Inc.	1,926	31,298
Horizon Bancorp Industries	771	15,096
Huntington Bancshares, Inc.	79,765	618,179
IBERIABANK Corp.	3,244	167,196
Independent Bank Corp. (a)	135	857
Independent Bank Corp., Massachusetts (d)	2,646	87,186
Independent Bank Group, Inc.	1,120	31,808
International Bancshares Corp.	6,421	139,849
Intervest Bancshares Corp. Class A (a)	2,142	13,923
Investors Bancorp, Inc.	11,593	229,310
Lakeland Bancorp, Inc. (d)	4,347	43,079
Lakeland Financial Corp.	1,444	39,826
LCNB Corp.	72	1,343
LNB Bancorp, Inc.	836	7,917
Macatawa Bank Corp. (a)	1,576	8,668
MainSource Financial Group, Inc.	1,798	24,992
MB Financial, Inc.	5,568	142,040
MBT Financial Corp. (a)	578	2,220
Mercantile Bank Corp.	1,976	33,177
Merchants Bancshares, Inc.	610	17,306
Metro Bancorp, Inc. (a)	1,268	24,485
Metrocorp Bancshares, Inc. (a)	1,279	12,509
Middleburg Financial Corp.	1,778	33,871
MidWestOne Financial Group, Inc.	1,033	24,482
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
National Bankshares, Inc.	744	$ 24,842
National Penn Bancshares, Inc.	17,248	170,410
NBT Bancorp, Inc.	3,796	75,464
NewBridge Bancorp (a)	1,464	8,696
North Valley Bancorp (a)	616	11,008
Northeast Bancorp	1,292	12,597
Northrim Bancorp, Inc.	787	17,526
Norwood Financial Corp.	895	27,969
OBA Financial Services, Inc. (a)	155	2,838
Ohio Valley Banc Corp.	2,509	51,309
Old Point Financial Corp.	453	5,966
Old Second Bancorp, Inc. (a)	929	5,305
OmniAmerican Bancorp, Inc. (a)	1,053	23,450
Orrstown Financial Services, Inc. (a)	901	14,236
Pacific Continental Corp.	1,605	17,976
Pacific Mercantile Bancorp (a)	1,383	7,662
Pacific Premier Bancorp, Inc. (a)	1,446	17,077
PacWest Bancorp	4,057	116,963
Park Sterling Corp. (a)	4,301	25,161
Patriot National Bancorp, Inc. (a)	2,549	3,441
Peapack-Gladstone Financial Corp.	1,047	16,061
Penns Woods Bancorp, Inc.	598	24,273
Peoples Bancorp, Inc.	991	19,860
Pinnacle Financial Partners, Inc. (a)(d)	3,472	87,147
Popular, Inc. (a)	9,825	294,750
Porter Bancorp, Inc. (a)	520	437
Preferred Bank, Los Angeles (a)	1,901	30,739
PrivateBancorp, Inc.	7,788	150,776
Renasant Corp. (d)	3,552	84,644
Republic Bancorp, Inc., Kentucky Class A (d)	1,696	40,382
Republic First Bancorp, Inc. (a)	1,871	5,763
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	756
S&T Bancorp, Inc.	4,187	80,977
S.Y. Bancorp, Inc.	1,269	30,583
Sandy Spring Bancorp, Inc.	3,605	77,219
SB Financial Group, Inc.	723	6,080
SCBT Financial Corp.	1,755	87,838
Seacoast Banking Corp., Florida (a)	10,180	21,480
Shore Bancshares, Inc. (a)	765	5,585
Sierra Bancorp	1,527	20,935
Signature Bank (a)(d)	4,718	364,135
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Simmons First National Corp. Class A	1,418	$ 36,485
Southcoast Financial Corp.	776	4,198
Southern National Bancorp of Virginia, Inc.	6,418	65,785
Southside Bancshares, Inc.	1,529	34,617
Southwest Bancorp, Inc., Oklahoma (a)	1,648	22,017
State Bank Financial Corp.	3,324	51,422
StellarOne Corp.	1,819	28,467
Sterling Financial Corp.	7,158	161,914
Suffolk Bancorp (a)	1,100	16,566
Summit Financial Group, Inc. (a)	583	4,676
Sun Bancorp, Inc., New Jersey (a)	13,515	41,626
Susquehanna Bancshares, Inc.	18,440	221,464
SVB Financial Group (a)	4,473	346,165
Taylor Capital Group, Inc. (a)(d)	2,397	39,814
Texas Capital Bancshares, Inc. (a)(d)	3,893	171,915
The First Bancorp, Inc.	846	13,485
TowneBank (d)	2,694	39,171
Trico Bancshares	1,437	28,683
Trustmark Corp.	6,219	158,522
UMB Financial Corp.	3,930	208,644
Umpqua Holdings Corp.	12,607	170,447
Union Bankshares, Inc.	244	5,244
Union First Market Bankshares Corp.	3,797	76,016
United Bankshares, Inc., West Virginia	4,749	123,521
United Community Banks, Inc., Georgia (a)	4,318	51,168
United Security Bancshares, Inc. (a)	450	3,879
United Security Bancshares, California	1,063	4,550
Univest Corp. of Pennsylvania	1,663	29,784
Virginia Commerce Bancorp, Inc. (a)	3,098	42,133
Washington Banking Co., Oak Harbor	1,292	17,623
Washington Trust Bancorp, Inc.	1,289	35,937
WesBanco, Inc.	2,535	63,502
West Bancorp., Inc.	1,654	19,153
Westamerica Bancorp.	2,278	102,578
Wilshire Bancorp, Inc.	3,320	21,912
Wintrust Financial Corp. (d)	3,578	135,034
Yadkin Financial Corp. (a)	222	2,782
Zions Bancorporation	17,509	491,127
		14,720,372
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.4%
Asset Acceptance Capital Corp. (a)	2,070	$ 14,055
Asta Funding, Inc.	1,124	10,330
Atlanticus Holdings Corp. (a)	2,291	8,958
Consumer Portfolio Services, Inc. (a)	1,184	9,200
Credit Acceptance Corp. (a)	2,385	271,556
DFC Global Corp. (a)(d)	4,082	60,822
Encore Capital Group, Inc. (a)(d)	2,247	80,150
EZCORP, Inc. (non-vtg.) Class A (a)	4,598	87,960
First Cash Financial Services, Inc. (a)(d)	3,005	161,699
Netspend Holdings, Inc. (a)	6,992	111,942
Nicholas Financial, Inc.	402	5,966
Portfolio Recovery Associates, Inc. (a)	1,702	259,164
QC Holdings, Inc.	1,821	5,481
SLM Corp.	45,123	1,071,220
World Acceptance Corp. (a)	1,274	117,667
		2,276,170
Diversified Financial Services - 0.7%
BGS Acquisition Corp. (a)	1,035	10,340
California First National Bancorp	901	14,839
CBOE Holdings, Inc.	7,578	304,181
CME Group, Inc.	32,711	2,222,058
Interactive Brokers Group, Inc.	4,321	68,142
Life Partners Holdings, Inc.	1,553	5,653
MarketAxess Holdings, Inc.	3,955	171,489
Marlin Business Services Corp.	1,512	35,351
MicroFinancial, Inc.	4,210	30,523
NewStar Financial, Inc. (a)(d)	4,899	62,707
PICO Holdings, Inc. (a)	2,275	51,392
Resource America, Inc. Class A	1,085	10,427
The NASDAQ Stock Market, Inc.	15,909	500,497
Universal Business Payment Solutions Acquisition Corp. (a)	3,116	8,725
		3,496,324
Insurance - 0.7%
American National Insurance Co.	2,732	272,872
Amerisafe, Inc.	1,905	64,637
Amtrust Financial Services, Inc. (d)	6,435	212,548
Arch Capital Group Ltd. (a)(d)	13,265	679,301
Argo Group International Holdings, Ltd.	3,054	120,969
Baldwin & Lyons, Inc. Class B	1,289	30,536
Cincinnati Financial Corp.	15,030	711,520
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
CNinsure, Inc. ADR (a)	2,816	$ 17,375
Donegal Group, Inc. Class A	2,616	38,717
Eastern Insurance Holdings, Inc.	468	8,625
eHealth, Inc. (a)(d)	1,626	40,032
EMC Insurance Group	1,487	41,235
Enstar Group Ltd. (a)	1,357	171,348
Erie Indemnity Co. Class A	4,903	372,187
Federated National Holding Co.	878	7,902
Global Indemnity PLC (a)	1,582	35,848
Greenlight Capital Re, Ltd. (a)	3,753	90,785
Hallmark Financial Services, Inc. (a)	1,598	14,526
Infinity Property & Casualty Corp.	1,255	72,476
Investors Title Co.	130	9,313
Kansas City Life Insurance Co.	1,480	56,062
Maiden Holdings Ltd.	7,077	75,582
National Interstate Corp.	1,751	50,797
National Western Life Insurance Co. Class A	391	76,632
Navigators Group, Inc. (a)	1,545	90,104
Safety Insurance Group, Inc.	1,894	99,170
Selective Insurance Group, Inc.	5,832	138,393
State Auto Financial Corp.	4,148	75,742
Tower Group International Ltd.	4,083	78,924
United Fire Group, Inc.	2,926	78,563
		3,832,721
Real Estate Investment Trusts - 0.3%
American Capital Agency Corp.	38,329	988,888
American Capital Mortgage Investment Corp.	5,608	118,161
American Realty Capital Properties, Inc.	15,626	237,828
CyrusOne, Inc.	1,950	42,276
Gladstone Commercial Corp.	1,389	27,141
Gyrodyne Co. of America, Inc.	286	20,921
New York Mortgage Trust, Inc.	5,700	38,532
Potlatch Corp.	3,907	177,495
Retail Opportunity Investments Corp.	4,678	65,679
Sabra Health Care REIT, Inc.	4,057	109,742
		1,826,663
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (d)	2,481	233,884
AV Homes, Inc. (a)	1,147	15,186
China HGS Real Estate, Inc. (a)(d)	4,000	38,640
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
China Housing & Land Development, Inc. (a)(d)	4,266	$ 8,617
Cresud S.A.C.I.F. y A. sponsored ADR (a)	4,719	38,177
Elbit Imaging Ltd. (a)	2,178	4,770
FirstService Corp. (sub. vtg.)	2,970	94,536
Stratus Properties, Inc. (a)	1,162	17,941
ZipRealty, Inc. (a)	624	1,778
		453,529
Thrifts & Mortgage Finance - 0.7%
America First Tax Exempt Investors LP	2,764	19,182
ASB Bancorp, Inc. (a)	402	6,750
Atlantic Coast Financial Corp. (a)	130	651
Bank Mutual Corp.	4,433	25,268
BankFinancial Corp.	781	6,232
Beneficial Mutual Bancorp, Inc. (a)	9,312	79,618
BofI Holding, Inc. (a)	1,341	62,786
Brookline Bancorp, Inc., Delaware	6,005	50,922
Camco Financial Corp. (a)	727	2,457
Cape Bancorp, Inc.	2,034	19,059
Capitol Federal Financial, Inc.	11,769	139,698
CFS Bancorp, Inc.	2,034	21,255
Charter Financial Corp.	1,995	19,950
Cheviot Financial Corp.	3,308	37,810
Chicopee Bancorp, Inc.	629	10,932
Clifton Savings Bancorp, Inc.	1,864	22,107
Dime Community Bancshares, Inc.	2,984	42,999
ESB Financial Corp.	1,795	22,527
ESSA Bancorp, Inc.	1,042	11,399
First Defiance Financial Corp.	1,088	23,892
First Federal Bancshares of Arkansas, Inc. (a)	1,752	17,082
First Financial Northwest, Inc.	1,666	16,560
First PacTrust Bancorp, Inc.	542	7,138
Flushing Financial Corp.	4,303	67,256
Fox Chase Bancorp, Inc.	3,841	63,645
Franklin Financial Corp./VA	1,350	24,489
Greene County Bancorp, Inc.	20	423
Heritage Financial Group, Inc.	1,347	19,249
Hingham Institution for Savings	1,006	64,112
HMN Financial, Inc. (a)	448	3,293
Home Bancorp, Inc. (a)	1,999	35,022
Home Federal Bancorp, Inc.	1,430	17,432
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Home Loan Servicing Solutions Ltd.	5,901	$ 134,779
HomeStreet, Inc.	1,706	38,999
HopFed Bancorp, Inc.	199	2,151
Hudson City Bancorp, Inc.	49,291	418,974
Kearny Financial Corp. (a)	9,382	92,882
LSB Financial Corp.	136	3,078
Meridian Interstate Bancorp, Inc. (a)	2,072	37,317
Meta Financial Group, Inc.	1,629	43,820
MutualFirst Financial, Inc.	1,656	25,569
NASB Financial, Inc. (a)(d)	741	18,162
New Hampshire Thrift Bancshare	70	919
Northeast Community Bancorp, Inc.	696	4,315
Northfield Bancorp, Inc.	4,884	55,971
Northwest Bancshares, Inc.	10,985	136,214
Ocean Shore Holding Co.	4,265	59,497
OceanFirst Financial Corp.	1,772	24,542
Oconee Federal Financial Corp.	27	416
Oneida Financial Corp.	115	1,542
Oritani Financial Corp.	4,328	66,348
People's United Financial, Inc. (d)	30,151	414,878
Provident Financial Holdings, Inc.	1,514	23,043
Prudential Bancorp, Inc. of Pennsylvania (a)	1,172	10,196
Pulaski Financial Corp.	1,793	18,432
PVF Capital Corp. (a)	1,421	5,457
Riverview Bancorp, Inc. (a)	4,177	9,941
Rockville Financial, Inc.	3,776	49,239
Roma Financial Corp.	2,638	44,978
Severn Bancorp, Inc. (a)	677	3,283
SI Financial Group, Inc.	395	4,140
Simplicity Bancorp, Inc.	1,220	17,141
Southern Missouri Bancorp, Inc.	2,465	63,745
Territorial Bancorp, Inc.	974	22,538
TFS Financial Corp. (a)	33,039	362,768
Tree.com, Inc.	969	19,099
Trustco Bank Corp., New York	11,125	62,189
United Community Financial Corp. (a)	1,934	7,910
United Community Financial Corp. rights (a)	1,934	143
United Financial Bancorp, Inc.	1,560	23,821
ViewPoint Financial Group	4,717	89,293
Washington Federal, Inc.	10,675	186,706
Waterstone Financial, Inc. (a)	3,109	24,685
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	2,783	$ 20,928
WSFS Financial Corp.	1,404	70,537
		3,681,780
TOTAL FINANCIALS		35,881,886
HEALTH CARE - 13.9%
Biotechnology - 8.2%
Aastrom Biosciences, Inc. (a)	2,172	1,242
ACADIA Pharmaceuticals, Inc. (a)	5,114	71,954
Achillion Pharmaceuticals, Inc. (a)	8,670	72,308
Acorda Therapeutics, Inc. (a)	3,714	124,233
Aegerion Pharmaceuticals, Inc. (a)(d)	3,091	225,118
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	1,514	3,134
Affymax, Inc. (a)(d)	3,457	7,156
Agenus, Inc. (a)(d)	1,609	6,484
Alexion Pharmaceuticals, Inc. (a)(d)	19,258	1,878,425
Alkermes PLC (a)(d)	13,267	414,594
Alnylam Pharmaceuticals, Inc. (a)	6,298	192,908
AMAG Pharmaceuticals, Inc. (a)	1,731	32,024
Amarin Corp. PLC ADR (a)(d)	15,843	110,743
Amgen, Inc.	73,668	7,405,844
Amicus Therapeutics, Inc. (a)	4,812	16,024
Anacor Pharmaceuticals, Inc. (a)(d)	2,805	15,343
Anthera Pharmaceuticals, Inc. (a)	8,201	4,798
Arena Pharmaceuticals, Inc. (a)	22,450	198,458
ARIAD Pharmaceuticals, Inc. (a)	18,112	332,174
ArQule, Inc. (a)	5,654	15,322
Array Biopharma, Inc. (a)	14,003	81,778
Arrowhead Research Corp. (a)(d)	535	1,177
Astex Pharmaceuticals, Inc. (a)	7,419	35,982
Athersys, Inc. (a)	2,708	4,712
AVEO Pharmaceuticals, Inc. (a)	4,054	10,378
BioCryst Pharmaceuticals, Inc. (a)(d)	4,571	7,816
Biogen Idec, Inc. (a)	23,268	5,525,917
BioMarin Pharmaceutical, Inc. (a)	13,665	856,796
Biospecifics Technologies Corp. (a)	2,036	32,352
Biota Pharmaceuticals, Inc.	4,051	14,665
Burcon NutraScience Corp. (a)	2,165	5,743
Celgene Corp. (a)	41,175	5,091,289
Cell Therapeutics, Inc. (a)(d)	7,005	8,616
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celldex Therapeutics, Inc. (a)(d)	6,996	$ 89,479
Celsion Corp. (a)(d)	3,390	5,729
Cepheid, Inc. (a)(d)	7,025	244,189
Chelsea Therapeutics International Ltd. (a)	4,899	9,455
ChemoCentryx, Inc. (a)(d)	3,544	47,879
Chimerix, Inc.	2,340	50,310
China Biologic Products, Inc. (a)(d)	2,981	75,986
Cleveland Biolabs, Inc. (a)(d)	3,204	5,014
Clovis Oncology, Inc. (a)	2,341	85,634
Codexis, Inc. (a)	3,083	7,091
Coronado Biosciences, Inc. (a)	3,308	32,683
Cubist Pharmaceuticals, Inc. (a)	6,922	380,364
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)(d)	6,461	24,229
Cyclacel Pharmaceuticals, Inc. (a)	968	3,272
Cytokinetics, Inc. (a)	18,833	22,600
Cytori Therapeutics, Inc. (a)(d)	4,179	10,280
CytRx Corp. (a)	1,968	4,723
Dendreon Corp. (a)(d)	14,699	58,796
Discovery Laboratories, Inc. (a)	4,509	8,071
Durata Therapeutics, Inc.	1,551	11,400
Dyax Corp. (a)	8,481	26,630
Dynavax Technologies Corp. (a)(d)	18,336	47,857
EntreMed, Inc. (a)	899	1,618
Enzon Pharmaceuticals, Inc.	3,917	11,986
Exact Sciences Corp. (a)(d)	6,364	71,531
Exelixis, Inc. (a)(d)	20,419	98,828
Galena Biopharma, Inc. (a)(d)	6,891	16,194
Genomic Health, Inc. (a)(d)	3,364	122,719
Gentium SpA sponsored ADR (a)	532	4,463
GenVec, Inc. (a)	764	317
Geron Corp. (a)(d)	11,707	12,761
Gilead Sciences, Inc. (a)(d)	149,626	8,151,624
Grifols SA ADR	9,696	264,313
GTx, Inc. (a)(d)	5,496	32,481
Halozyme Therapeutics, Inc. (a)(d)	10,886	76,964
Hyperion Therapeutics, Inc. (d)	1,387	27,837
Idenix Pharmaceuticals, Inc. (a)(d)	12,186	57,762
Idera Pharmaceuticals, Inc. (a)	1,411	1,030
ImmunoGen, Inc. (a)	8,280	152,104
Immunomedics, Inc. (a)	5,451	21,313
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Incyte Corp. (a)(d)	13,612	$ 301,778
Infinity Pharmaceuticals, Inc. (a)	4,782	128,875
Insmed, Inc. (a)	2,201	29,537
Intercept Pharmaceuticals, Inc.	1,450	48,488
InterMune, Inc. (a)	6,273	61,977
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	7,744	103,382
Isis Pharmaceuticals, Inc. (a)(d)	10,784	233,474
Keryx Biopharmaceuticals, Inc. (a)(d)	7,584	60,748
KYTHERA Biopharmaceuticals, Inc. (d)	1,645	35,187
Lexicon Pharmaceuticals, Inc. (a)(d)	56,307	134,574
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	1,810	54,137
General CVR	1,518	26
Glucagon CVR (a)	1,518	46
MRK CVR rights (a)	1,639	0
Roche CVR rights (a)	1,518	21
TR Beta CVR (a)	1,518	8
MannKind Corp. (a)(d)	30,526	203,608
Maxygen, Inc.	13,492	31,976
Medivation, Inc. (a)	7,394	359,053
MEI Pharma, Inc. (a)	103	865
Merrimack Pharmaceuticals, Inc. (a)(d)	9,665	53,544
Metabolix, Inc. (a)(d)	2,402	3,939
MiMedx Group, Inc. (a)(d)	8,900	64,080
Momenta Pharmaceuticals, Inc. (a)	5,798	76,302
Myriad Genetics, Inc. (a)(d)	8,040	258,084
Nanosphere, Inc. (a)(d)	6,121	25,647
Neurocrine Biosciences, Inc. (a)	8,611	111,340
NewLink Genetics Corp. (a)	2,123	34,626
Novavax, Inc. (a)	12,491	23,858
NPS Pharmaceuticals, Inc. (a)(d)	7,824	123,228
Nymox Pharmaceutical Corp. (a)(d)	3,188	16,450
OncoGenex Pharmaceuticals, Inc. (a)(d)	4,385	45,166
Oncolytics Biotech, Inc. (a)(d)	8,292	21,675
Oncothyreon, Inc. (a)(d)	4,953	9,163
Onyx Pharmaceuticals, Inc. (a)(d)	6,879	656,601
Orexigen Therapeutics, Inc. (a)	10,377	65,686
Osiris Therapeutics, Inc. (a)(d)	3,059	34,383
OXiGENE, Inc. (a)	7	23
Oxygen Biotherapeutics, Inc. (a)	75	280
PDL BioPharma, Inc. (d)	13,383	110,410
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Peregrine Pharmaceuticals, Inc. (a)(d)	9,357	$ 15,439
Pharmacyclics, Inc. (a)(d)	7,100	650,644
Pluristem Therapeutics, Inc. (a)(d)	3,372	10,588
Progenics Pharmaceuticals, Inc. (a)(d)	3,007	11,968
QLT, Inc.	4,361	34,190
Raptor Pharmaceutical Corp. (a)	3,878	29,434
Regeneron Pharmaceuticals, Inc. (a)(d)	9,391	2,271,401
Regulus Therapeutics, Inc.	5,769	51,690
Repligen Corp. (a)(d)	3,646	30,189
Rigel Pharmaceuticals, Inc. (a)	8,710	40,240
Sangamo Biosciences, Inc. (a)(d)	4,425	35,400
Sarepta Therapeutics, Inc. (a)(d)	3,369	119,094
Savient Pharmaceuticals, Inc. (a)	5,462	3,004
Seattle Genetics, Inc. (a)(d)	11,897	408,305
SIGA Technologies, Inc. (a)(d)	3,606	13,450
Sinovac Biotech Ltd. (a)(d)	2,849	11,368
Spectrum Pharmaceuticals, Inc.	5,774	47,405
StemCells, Inc. (a)	1,913	3,367
Sunesis Pharmaceuticals, Inc. (a)	4,329	23,333
Synageva BioPharma Corp. (a)(d)	2,575	106,142
Synergy Pharmaceuticals, Inc. (a)	6,125	31,238
Synta Pharmaceuticals Corp. (a)(d)	8,372	61,785
Targacept, Inc. (a)	2,644	14,886
Telik, Inc. (a)	90	126
TESARO, Inc.	2,876	98,388
Theravance, Inc. (a)	9,617	336,980
Threshold Pharmaceuticals, Inc. (a)	5,054	28,909
Trius Therapeutics, Inc. (a)(d)	7,463	57,241
Trovagene, Inc. (a)(d)	2,998	20,776
United Therapeutics Corp. (a)(d)	5,047	335,474
Vanda Pharmaceuticals, Inc. (a)	2,216	20,232
Venaxis, Inc. (a)	51	68
Verastem, Inc. (a)	1,981	18,938
Vertex Pharmaceuticals, Inc. (a)(d)	21,368	1,716,064
Vical, Inc. (a)(d)	13,452	47,082
XOMA Corp. (a)	11,286	47,401
Zalicus, Inc. (a)	9,513	5,969
ZIOPHARM Oncology, Inc. (a)(d)	11,631	25,472
		43,488,948
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.5%
Abaxis, Inc. (d)	1,943	$ 85,511
Abiomed, Inc. (a)(d)	4,438	95,728
Accuray, Inc. (a)	6,327	33,976
Align Technology, Inc. (a)(d)	7,886	281,925
Alphatec Holdings, Inc. (a)	5,917	11,538
Analogic Corp.	1,339	106,437
Angiodynamics, Inc. (a)(d)	5,344	58,143
Anika Therapeutics, Inc. (a)	1,002	14,790
Antares Pharma, Inc. (a)(d)	14,208	57,684
ArthroCare Corp. (a)	3,211	108,949
Atricure, Inc. (a)	1,732	15,675
Atrion Corp.	170	37,482
BioLase Technology, Inc.	2,462	11,670
BSD Medical Corp. (a)	812	1,023
Cardica, Inc. (a)	1,278	1,649
Cardiovascular Systems, Inc. (a)(d)	1,580	32,469
Cerus Corp. (a)	5,389	27,699
Conceptus, Inc. (a)	3,516	108,926
CONMED Corp.	3,472	114,333
Cutera, Inc. (a)	1,010	9,504
Cyberonics, Inc. (a)(d)	3,024	144,275
Cynosure, Inc. Class A (a)	1,961	48,849
Delcath Systems, Inc. (a)	5,700	2,445
DENTSPLY International, Inc. (d)	14,114	589,401
Derma Sciences, Inc. (a)	2,812	37,512
DexCom, Inc. (a)(d)	7,959	165,786
EDAP TMS SA sponsored ADR (a)	1,813	6,998
Endologix, Inc. (a)(d)	7,361	98,932
EnteroMedics, Inc. (a)(d)	11,433	15,092
Exactech, Inc. (a)	1,007	18,327
Genmark Diagnostics, Inc. (a)	3,364	50,124
Given Imaging Ltd. (a)	3,044	43,651
Hansen Medical, Inc. (a)(d)	11,167	19,096
HeartWare International, Inc. (a)(d)	1,511	137,909
Hologic, Inc. (a)(d)	26,332	546,389
ICU Medical, Inc. (a)	1,797	128,288
IDEXX Laboratories, Inc. (a)(d)	5,309	437,674
Imris, Inc. (a)	3,300	8,467
Insulet Corp. (a)(d)	5,630	168,112
Integra LifeSciences Holdings Corp. (a)(d)	2,438	92,376
Intuitive Surgical, Inc. (a)	3,942	1,961,263
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
LeMaitre Vascular, Inc.	1,743	$ 11,434
MAKO Surgical Corp. (a)(d)	5,970	73,789
Masimo Corp. (d)	5,644	122,193
Medical Action Industries, Inc. (a)	1,561	13,112
MELA Sciences, Inc. (a)(d)	3,083	3,391
Meridian Bioscience, Inc. (d)	4,718	101,956
Merit Medical Systems, Inc. (a)	4,873	48,097
Natus Medical, Inc. (a)	2,216	31,223
Neogen Corp. (a)	2,220	120,923
NeuroMetrix, Inc. (a)	13	25
Novadaq Technologies, Inc. (a)	3,721	50,457
NuVasive, Inc. (a)(d)	4,400	95,568
NxStage Medical, Inc. (a)	6,740	94,023
OraSure Technologies, Inc. (a)	6,612	28,961
Orthofix International NV (a)	2,537	70,123
Palomar Medical Technologies, Inc. (a)	1,877	25,396
PhotoMedex, Inc. (a)(d)	1,894	30,891
Quidel Corp. (a)	3,010	71,969
Rochester Medical Corp. (a)	1,184	16,848
Rockwell Medical Technologies, Inc. (a)	1,656	6,839
RTI Biologics, Inc. (a)	5,687	23,032
Sirona Dental Systems, Inc. (a)	5,669	402,159
Solta Medical, Inc. (a)	4,423	9,509
Staar Surgical Co. (a)	2,835	25,232
Stereotaxis, Inc. (a)	567	992
SurModics, Inc. (a)	1,470	34,898
Synergetics USA, Inc. (a)	1,143	3,715
Syneron Medical Ltd. (a)	2,826	25,151
TearLab Corp. (a)(d)	2,994	31,497
The Spectranetics Corp. (a)	2,907	54,361
ThermoGenesis Corp. (a)	1,101	1,288
Thoratec Corp. (a)	5,787	180,381
Tornier NV (a)(d)	4,822	76,236
TranS1, Inc.	1,691	3,483
Trinity Biotech PLC sponsored ADR	1,741	30,520
Unilife Corp. (a)(d)	7,036	23,219
Uroplasty, Inc. (a)	2,392	6,339
Utah Medical Products, Inc.	362	16,750
Vascular Solutions, Inc. (a)	1,180	17,901
Vision Sciences, Inc. (a)	2,813	3,010
Volcano Corp. (a)	5,692	108,717
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Wright Medical Group, Inc. (a)(d)	4,407	$ 110,307
Zeltiq Aesthetics, Inc. (a)(d)	3,348	17,376
		8,159,368
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)(d)	4,044	135,029
Air Methods Corp. (d)	3,912	146,465
Almost Family, Inc.	863	17,062
Amedisys, Inc. (a)(d)	2,885	35,543
American CareSource Holdings, Inc. (a)	366	721
AmSurg Corp. (a)	3,341	118,706
Bio-Reference Laboratories, Inc. (a)(d)	2,512	77,495
BioScrip, Inc. (a)(d)	5,766	80,609
CardioNet, Inc. (a)	1,581	4,411
Catamaran Corp. (a)	20,174	989,679
Chindex International, Inc. (a)	1,481	23,992
Corvel Corp. (a)	957	49,697
Cross Country Healthcare, Inc. (a)	3,098	16,141
Express Scripts Holding Co. (a)	80,294	4,987,863
Gentiva Health Services, Inc. (a)	3,221	34,336
Healthways, Inc. (a)	3,193	42,946
Henry Schein, Inc. (a)(d)	8,474	815,961
IPC The Hospitalist Co., Inc. (a)(d)	1,428	69,629
LCA-Vision, Inc. (a)	1,176	3,798
LHC Group, Inc. (a)	1,263	27,773
LifePoint Hospitals, Inc. (a)	4,456	221,597
Magellan Health Services, Inc. (a)	2,822	153,799
MWI Veterinary Supply, Inc. (a)	1,301	158,085
National Research Corp.:
Class A (a)	2,214	36,199
Class B	369	12,590
Patterson Companies, Inc.	10,323	403,423
PDI, Inc. (a)	1,717	7,469
Providence Service Corp. (a)	350	9,226
RadNet, Inc. (a)	2,333	6,066
Sharps Compliance Corp. (a)(d)	2,640	7,920
The Ensign Group, Inc.	3,081	111,132
USMD Holdings, Inc. (a)	3,264	44,880
VCA Antech, Inc. (a)(d)	8,378	214,142
		9,064,384
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	17,686	$ 244,951
athenahealth, Inc. (a)	3,666	309,960
Authentidate Holding Corp. (a)	1,782	2,014
Cerner Corp. (a)(d)	16,806	1,651,694
Computer Programs & Systems, Inc.	939	47,025
HealthStream, Inc. (a)(d)	3,395	90,918
HMS Holdings Corp. (a)(d)	8,951	222,880
iCAD, Inc. (a)	949	5,685
MedAssets, Inc. (a)	5,481	89,888
Medidata Solutions, Inc. (a)	2,453	169,306
Merge Healthcare, Inc. (a)	8,773	28,951
Omnicell, Inc. (a)	2,959	53,647
Quality Systems, Inc.	7,108	127,091
		3,044,010
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)(d)	6,582	24,683
Albany Molecular Research, Inc. (a)	3,021	33,231
Apricus Biosciences, Inc. (a)(d)	2,588	7,117
BG Medicine, Inc. (a)	1,419	2,554
Bruker BioSciences Corp. (a)	17,101	282,680
CombiMatrix Corp. (a)	14	44
Compugen Ltd. (a)(d)	3,805	22,221
Fluidigm Corp. (a)(d)	1,898	32,342
Furiex Pharmaceuticals, Inc. (a)	973	35,972
Harvard Bioscience, Inc. (a)	2,115	10,744
ICON PLC (a)	5,700	195,738
Illumina, Inc. (a)(d)	12,175	856,146
Life Technologies Corp. (a)	16,658	1,234,358
Luminex Corp. (a)	4,108	79,161
NeoGenomics, Inc. (a)(d)	7,505	26,718
Pacific Biosciences of California, Inc. (a)	4,115	10,905
PAREXEL International Corp. (a)(d)	5,695	260,205
pSivida Corp. (a)	1,100	3,575
QIAGEN NV (a)	24,140	450,935
Sequenom, Inc. (a)(d)	12,977	53,725
Techne Corp.	3,676	244,491
		3,867,545
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)	6,090	54,262
Acura Pharmaceuticals, Inc. (a)(d)	4,909	11,094
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Akorn, Inc. (a)(d)	9,857	$ 143,222
Alexza Pharmaceuticals, Inc. (a)	428	1,930
Alimera Sciences, Inc. (a)(d)	2,500	10,850
Ampio Pharmaceuticals, Inc. (a)(d)	2,700	15,336
Auxilium Pharmaceuticals, Inc. (a)	4,987	74,406
AVANIR Pharmaceuticals Class A (a)	12,342	40,975
Biodel, Inc. (a)	350	1,635
Biodelivery Sciences International, Inc. (a)	2,742	12,065
BioSante Pharmaceuticals, Inc. (a)(d)	1,389	1,695
Cadence Pharmaceuticals, Inc. (a)	8,714	57,948
Cardiome Pharma Corp. (a)	1,097	2,222
Cempra, Inc. (a)	5,300	42,612
Columbia Laboratories, Inc. (a)	6,149	3,881
Corcept Therapeutics, Inc. (a)(d)	10,274	18,699
Cornerstone Therapeutics, Inc. (a)	2,560	22,374
Cumberland Pharmaceuticals, Inc. (a)(d)	1,718	8,332
DepoMed, Inc. (a)(d)	9,288	53,499
Durect Corp. (a)	8,664	7,276
Echo Therapeutics, Inc. (a)	2,817	1,620
Endo Health Solutions, Inc. (a)	10,725	389,318
Endocyte, Inc. (a)(d)	3,058	41,864
Flamel Technologies SA sponsored ADR (a)	2,626	12,657
Hi-Tech Pharmacal Co., Inc. (d)	1,911	61,076
Horizon Pharma, Inc.	3,476	8,238
Impax Laboratories, Inc. (a)	7,145	135,398
Jazz Pharmaceuticals PLC (a)	5,961	405,169
Mylan, Inc. (a)	38,399	1,170,402
Nektar Therapeutics (a)(d)	11,482	108,735
Novogen Ltd. sponsored ADR (a)	19	69
NuPathe, Inc. (a)	1,000	3,210
Omeros Corp. (a)(d)	2,026	10,738
Optimer Pharmaceuticals, Inc. (a)	4,314	64,192
Pacira Pharmaceuticals, Inc. (a)	3,000	87,900
Pain Therapeutics, Inc.	3,313	8,846
Pernix Therapeutics Holdings, Inc. (a)(d)	175	632
Perrigo Co.	9,261	1,073,443
Pozen, Inc. (a)	3,117	16,520
ProPhase Labs, Inc. (a)	1,566	2,490
Questcor Pharmaceuticals, Inc. (d)	5,975	204,166
Repros Therapeutics, Inc. (a)(d)	1,463	25,339
Sagent Pharmaceuticals, Inc. (a)(d)	3,256	58,641
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)	6,122	$ 371,422
Santarus, Inc. (a)(d)	5,499	122,463
SciClone Pharmaceuticals, Inc. (a)(d)	5,359	25,777
Shire PLC sponsored ADR	3,987	392,600
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	1,903
Sucampo Pharmaceuticals, Inc. Class A (a)	6,917	58,587
Supernus Pharmaceuticals, Inc. (a)(d)	4,590	31,717
The Medicines Company (a)(d)	5,487	176,736
Transcept Pharmaceuticals, Inc. (a)	1,571	4,650
Ventrus Biosciences, Inc. (a)	879	2,268
ViroPharma, Inc. (a)(d)	6,589	181,198
VIVUS, Inc. (a)(d)	10,755	158,099
Warner Chilcott PLC	26,102	501,158
XenoPort, Inc. (a)	4,387	24,129
Zogenix, Inc. (a)	8,170	12,173
		6,539,856
TOTAL HEALTH CARE		74,164,111
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(d)	2,770	55,594
American Science & Engineering, Inc.	864	51,875
API Technologies Corp. (a)	4,000	11,080
Ascent Solar Technologies, Inc. (a)	1,977	1,538
Astronics Corp. (a)	811	29,107
BE Aerospace, Inc. (a)	10,233	649,182
Elbit Systems Ltd.	4,303	185,373
Erickson Air-Crane, Inc. (a)(d)	1,074	26,710
Innovative Solutions & Support, Inc.	1,668	12,827
KEYW Holding Corp. (a)	3,488	51,448
Kratos Defense & Security Solutions, Inc. (a)(d)	5,337	31,008
LMI Aerospace, Inc. (a)	964	18,297
Sypris Solutions, Inc.	1,434	4,732
Taser International, Inc. (a)	4,353	41,310
TAT Technologies Ltd.	863	5,411
		1,175,492
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	6,093	36,863
Atlas Air Worldwide Holdings, Inc. (a)	2,883	133,829
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
C.H. Robinson Worldwide, Inc.	15,742	$ 892,414
Echo Global Logistics, Inc. (a)	1,882	33,631
Expeditors International of Washington, Inc.	19,915	777,282
Forward Air Corp.	2,968	115,069
Hub Group, Inc. Class A (a)	3,812	138,414
Pacer International, Inc. (a)	4,028	24,611
Park-Ohio Holdings Corp. (a)	1,224	45,521
UTI Worldwide, Inc.	11,935	188,931
		2,386,565
Airlines - 0.3%
Allegiant Travel Co. (d)	1,980	183,170
Hawaiian Holdings, Inc. (a)(d)	4,459	26,576
JetBlue Airways Corp. (a)	29,878	185,542
Republic Airways Holdings, Inc. (a)	4,760	51,075
Ryanair Holdings PLC sponsored ADR	11,687	570,793
SkyWest, Inc.	5,329	74,766
Spirit Airlines, Inc. (a)	7,364	224,087
		1,316,009
Building Products - 0.1%
AAON, Inc.	3,587	119,232
American Woodmark Corp. (a)	1,276	46,344
Apogee Enterprises, Inc.	3,424	91,352
Builders FirstSource, Inc. (a)(d)	9,440	63,626
China Ceramics Co. Ltd. (a)	1,500	3,270
Gibraltar Industries, Inc. (a)	2,751	44,649
Insteel Industries, Inc.	1,187	21,259
Nortek, Inc. (a)	1,362	96,225
Patrick Industries, Inc. (a)	1,326	25,844
PGT, Inc. (a)	4,454	36,746
Universal Forest Products, Inc.	2,353	92,967
		641,514
Commercial Services & Supplies - 0.7%
A.T. Cross Co. Class A (a)	980	13,720
Acorn Energy, Inc.	1,217	10,770
Casella Waste Systems, Inc. Class A (a)	8,680	34,807
CECO Environmental Corp. (d)	977	11,792
China Recycling Energy Corp. (a)	2,900	2,697
Cintas Corp. (d)	12,271	560,233
Copart, Inc. (a)	12,784	439,642
Courier Corp.	1,323	17,927
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
EnerNOC, Inc. (a)(d)	3,061	$ 40,956
Fuel Tech, Inc. (a)	2,055	8,015
G&K Services, Inc. Class A	1,732	83,673
Guanwei Recycling Corp. (a)	700	987
Healthcare Services Group, Inc. (d)	6,516	147,848
Heritage-Crystal Clean, Inc. (a)(d)	2,262	34,043
Herman Miller, Inc.	5,712	160,564
Hudson Technologies, Inc. (a)	2,825	10,283
Industrial Services of America, Inc. (a)	694	2,256
InnerWorkings, Inc. (a)(d)	4,624	50,124
Interface, Inc.	6,043	101,522
Intersections, Inc.	1,282	11,833
Kimball International, Inc. Class B	2,252	22,047
McGrath RentCorp.	2,396	79,140
Mobile Mini, Inc. (a)	4,841	162,900
Multi-Color Corp.	1,696	49,845
Performant Financial Corp.	3,975	43,844
Perma-Fix Environmental Services, Inc. (a)	4,865	3,260
R.R. Donnelley & Sons Co. (d)	19,072	253,085
Standard Parking Corp. (a)(d)	3,413	76,144
Stericycle, Inc. (a)(d)	8,554	938,887
Swisher Hygiene, Inc. (Canada) (a)	18,251	18,981
Tetra Tech, Inc. (a)	6,156	169,721
United Stationers, Inc.	4,733	163,336
US Ecology, Inc.	1,521	41,645
Virco Manufacturing Co. (a)	1,086	2,291
West Corp.	8,075	184,918
		3,953,736
Construction & Engineering - 0.1%
Aegion Corp. (a)(d)	4,531	103,443
Foster Wheeler AG (a)	10,394	239,270
Great Lakes Dredge & Dock Corp. (d)	2,798	23,223
Integrated Electrical Services, Inc. (a)	652	3,645
Layne Christensen Co. (a)(d)	1,710	36,748
MYR Group, Inc. (a)	2,014	40,763
Northwest Pipe Co. (a)	758	20,837
Primoris Services Corp.	4,572	97,429
Sterling Construction Co., Inc. (a)	573	5,931
UniTek Global Services, Inc. (a)	2,812	5,343
		576,632
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.2%
Active Power, Inc. (a)	1,672	$ 7,190
Altair Nanotechnologies, Inc. (a)	613	1,520
American Superconductor Corp. (a)	2,136	5,682
Broadwind Energy, Inc. (a)	819	3,907
Capstone Turbine Corp. (a)(d)	52,473	60,869
China BAK Battery, Inc. (a)	782	790
Coleman Cable, Inc.	1,787	33,238
Deswell Industries, Inc.	1,530	4,070
Ecotality, Inc. (a)	654	988
Encore Wire Corp.	1,808	62,575
Enphase Energy, Inc. (a)(d)	4,012	30,973
Franklin Electric Co., Inc.	4,474	151,266
FuelCell Energy, Inc. (a)(d)	18,058	22,934
Global Power Equipment Group, Inc. (d)	1,441	22,912
Highpower International, Inc. (a)	815	848
Hydrogenics Corp. (a)(d)	700	8,386
II-VI, Inc. (a)	6,186	102,688
Jinpan International Ltd.	1,698	8,473
Lihua International, Inc. (a)(d)	1,279	7,188
Lime Energy Co. (a)	1,937	1,453
LSI Industries, Inc.	2,044	16,659
Ocean Power Technologies, Inc. (a)	1,435	2,239
Plug Power, Inc. (a)	631	240
Powell Industries, Inc. (a)	1,530	72,338
PowerSecure International, Inc. (a)	3,129	42,179
Preformed Line Products Co.	492	34,204
Revolution Lighting Technologies, Inc. (a)(d)	956	3,652
SolarCity Corp. (d)	7,721	349,375
Ultralife Corp. (a)	1,473	5,597
Vicor Corp. (a)	2,510	13,529
		1,077,962
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	3,540	107,227
Machinery - 0.9%
Altra Holdings, Inc.	3,583	103,226
American Railcar Industries, Inc.	1,959	66,606
Astec Industries, Inc.	2,039	72,017
Chart Industries, Inc. (a)(d)	2,983	290,186
Cleantech Solutions International, Inc. (a)(d)	197	1,349
Columbus McKinnon Corp. (NY Shares) (a)	1,499	31,704
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Commercial Vehicle Group, Inc. (a)	2,120	$ 16,663
Dynamic Materials Corp.	1,149	18,499
Eastern Co.	613	9,060
Edwards Group Ltd. ADR (a)	1,710	13,355
Energy Recovery, Inc. (a)(d)	3,989	16,475
Flow International Corp. (a)	3,549	14,090
FreightCar America, Inc.	1,099	19,936
Gencor Industries, Inc. (a)	519	3,659
Hardinge, Inc.	417	5,317
Hurco Companies, Inc. (a)	804	23,075
Key Technology, Inc. (a)	313	4,767
L.B. Foster Co. Class A	891	39,480
Lincoln Electric Holdings, Inc.	7,875	470,925
Manitex International, Inc. (a)	2,422	26,279
MFRI, Inc. (a)	997	7,667
Middleby Corp. (a)	1,918	313,574
NN, Inc. (a)	1,502	13,909
Nordson Corp.	6,502	463,072
Omega Flex, Inc.	1,368	18,427
PACCAR, Inc.	34,290	1,837,944
PMFG, Inc. (a)	2,024	12,933
RBC Bearings, Inc. (a)	2,436	119,267
Shengkai Innovations, Inc. (a)	1,025	595
Sun Hydraulics Corp.	3,435	111,466
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	11,613
Class B (a)	262	2,332
TriMas Corp. (a)	3,886	125,324
Twin Disc, Inc.	1,109	27,647
Westport Innovations, Inc. (a)(d)	5,993	181,648
Woodward, Inc.	7,287	285,286
		4,779,372
Marine - 0.0%
Diana Containerships, Inc.	1,986	11,141
DryShips, Inc. (a)(d)	42,597	78,804
Eagle Bulk Shipping, Inc. (a)(d)	1,118	4,886
Euroseas Ltd.	2,727	3,027
FreeSeas, Inc. (a)	35	21
Newlead Holdings Ltd. (a)	1,300	247
Rand Logistics, Inc. (a)	1,744	9,766
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Seanergy Martime Holdings Corp. (a)	799	$ 1,262
Star Bulk Carriers Corp.	408	2,403
Ultrapetrol (Bahamas) Ltd. (a)	2,469	7,209
		118,766
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	1,360	81,600
Acacia Research Corp.	5,559	138,975
Advisory Board Co. (a)(d)	3,439	181,614
Barrett Business Services, Inc.	849	49,522
CRA International, Inc. (a)	945	16,925
Exponent, Inc.	1,445	80,920
Heidrick & Struggles International, Inc.	1,475	21,255
Hudson Global, Inc. (a)	2,817	6,507
Huron Consulting Group, Inc. (a)	2,114	94,517
ICF International, Inc. (a)	2,881	86,862
Kelly Services, Inc. Class A (non-vtg.)	4,389	77,729
Kforce, Inc.	3,428	51,043
Lightbridge Corp. (a)(d)	2,205	3,726
National Technical Systems, Inc. (a)	2,738	35,265
Odyssey Marine Exploration, Inc. (a)(d)	6,577	21,573
Pendrell Corp. (a)	19,022	46,984
RCM Technologies, Inc.	2,327	12,961
Resources Connection, Inc.	3,700	40,552
RPX Corp. (a)	2,966	45,498
Verisk Analytics, Inc. (a)	16,395	964,354
VSE Corp.	427	14,484
		2,072,866
Road & Rail - 0.5%
AMERCO	1,955	337,042
Arkansas Best Corp. (d)	2,434	46,465
Avis Budget Group, Inc. (a)(d)	10,856	359,985
Covenant Transport Group, Inc. Class A (a)	1,650	9,306
Frozen Food Express Industries, Inc. (a)	1,931	2,993
Heartland Express, Inc.	8,247	118,344
J.B. Hunt Transport Services, Inc. (d)	11,224	826,760
Landstar System, Inc.	4,873	257,246
Marten Transport Ltd.	2,011	48,244
Old Dominion Freight Lines, Inc. (a)	8,665	373,115
P.A.M. Transportation Services, Inc.	668	7,234
Patriot Transportation Holding, Inc. (a)(d)	1,246	36,109
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Quality Distribution, Inc. (a)	2,343	$ 21,345
Saia, Inc. (a)	1,454	69,479
Student Transportation, Inc.	9,179	58,080
Universal Truckload Services, Inc. (a)	3,284	83,906
USA Truck, Inc. (a)	1,050	6,794
Vitran Corp., Inc. (a)	1,634	7,754
Werner Enterprises, Inc. (d)	7,174	179,565
YRC Worldwide, Inc. (a)	547	10,880
		2,860,646
Trading Companies & Distributors - 0.4%
Aceto Corp.	1,016	12,934
Beacon Roofing Supply, Inc. (a)(d)	5,127	211,335
DXP Enterprises, Inc. (a)	1,259	74,369
Essex Rental Corp. (a)	2,219	9,852
Fastenal Co. (d)	29,061	1,516,403
General Finance Corp. (a)	1,165	5,196
H&E Equipment Services, Inc.	4,201	94,018
Houston Wire & Cable Co.	1,495	20,945
Lawson Products, Inc.	645	9,611
Rush Enterprises, Inc.:
Class A (a)(d)	2,683	68,953
Class B (a)	1,009	22,359
Titan Machinery, Inc. (a)(d)	1,925	39,482
Willis Lease Finance Corp. (a)	1,056	13,992
		2,099,449
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	550	15,345
TOTAL INDUSTRIALS		23,181,581
INFORMATION TECHNOLOGY - 47.4%
Communications Equipment - 5.4%
ADTRAN, Inc.	6,053	139,945
Alliance Fiber Optic Products, Inc.	180	3,771
Alvarion Ltd. (a)	543	983
Ambient Corp. (a)(d)	1,100	1,892
Anaren, Inc. (a)	1,155	27,743
Arris Group, Inc. (a)(d)	10,951	165,689
Aruba Networks, Inc. (a)	11,541	172,423
AudioCodes Ltd. (a)	2,694	11,153
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Aviat Networks, Inc. (a)	4,784	$ 12,678
Aware, Inc.	5,644	30,760
Bel Fuse, Inc.:
Class A	300	4,290
Class B (non-vtg.)	558	8,883
Black Box Corp.	1,429	38,454
Brocade Communications Systems, Inc. (a)	46,620	253,147
CalAmp Corp. (a)(d)	2,414	31,792
Ceragon Networks Ltd. (a)	1,796	6,968
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	1,926
Ciena Corp. (a)(d)	10,345	173,175
Cisco Systems, Inc.	522,354	12,578,284
Cogo Group, Inc. (a)(d)	3,330	6,560
Communications Systems, Inc.	3,274	33,297
Comtech Telecommunications Corp.	1,521	40,154
Digi International, Inc. (a)	2,136	20,484
DragonWave, Inc. (a)(d)	2,480	6,646
EchoStar Holding Corp. Class A (a)	4,590	182,269
EMCORE Corp. (a)(d)	1,475	5,045
EXFO, Inc. (sub. vtg.) (a)	2,252	10,101
Extreme Networks, Inc. (a)(d)	7,442	26,494
F5 Networks, Inc. (a)(d)	7,571	629,983
Finisar Corp. (a)(d)	10,307	135,022
Gilat Satellite Networks Ltd. (a)	5,055	27,752
Globecomm Systems, Inc. (a)	1,887	24,172
Harmonic, Inc. (a)	11,702	71,382
Infinera Corp. (a)	13,841	145,746
InterDigital, Inc.	4,223	194,216
Ituran Location & Control Ltd.	2,549	43,155
Ixia (a)(d)	7,772	122,176
JDS Uniphase Corp. (a)	23,538	320,588
KVH Industries, Inc. (a)	1,563	20,616
Meru Networks, Inc. (a)	1,641	6,728
Mitel Networks, Inc. (a)	3,745	13,445
NETGEAR, Inc. (a)(d)	4,275	142,272
NumereX Corp. Class A (a)	2,247	24,717
Oclaro, Inc. (a)(d)	6,326	6,516
Oplink Communications, Inc. (a)	1,737	29,564
Parkervision, Inc. (a)(d)	7,644	33,328
PC-Tel, Inc.	2,538	18,604
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Performance Technologies, Inc. (a)	470	$ 606
Polycom, Inc. (a)(d)	18,421	208,710
Procera Networks, Inc. (a)(d)	2,618	38,642
QUALCOMM, Inc.	168,355	10,687,175
Radware Ltd. (a)(d)	3,823	57,498
Research In Motion Ltd. (a)(d)	50,096	698,839
Riverbed Technology, Inc. (a)(d)	15,745	243,418
ShoreTel, Inc. (a)	4,564	18,439
Sierra Wireless, Inc. (a)(d)	2,705	30,788
Silicom Ltd.	1,049	35,299
Sonus Networks, Inc. (a)	31,557	101,298
Symmetricom, Inc. (a)	3,327	16,435
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	18,490	215,778
Telestone Technologies Corp. (a)(d)	578	480
Tellabs, Inc. (d)	36,061	74,646
Telular Corp.	2,245	28,152
Tessco Technologies, Inc.	550	12,573
Ubiquiti Networks, Inc. (d)	8,870	167,732
UTStarcom Holdings Corp. (a)	4,655	13,220
ViaSat, Inc. (a)	4,740	332,084
Westell Technologies, Inc. Class A (a)	3,694	8,090
Wi-Lan, Inc.	14,813	63,010
Zhone Technologies, Inc. (a)	2,208	1,943
		29,059,843
Computers & Peripherals - 9.5%
Apple, Inc.	92,276	41,494,630
Avid Technology, Inc. (a)(d)	3,536	22,560
Concurrent Computer Corp.	867	6,537
Cray, Inc. (a)(d)	3,431	62,479
Datalink Corp. (a)	818	9,374
Dell, Inc.	170,648	2,278,151
Dot Hill Systems Corp. (a)	4,517	8,808
Electronics for Imaging, Inc. (a)	4,305	120,066
Hutchinson Technology, Inc. (a)(d)	1,552	8,908
iGO, Inc. (a)	172	401
Immersion Corp. (a)	2,166	33,270
Intevac, Inc. (a)	1,753	8,432
Logitech International SA	16,274	112,453
NetApp, Inc. (d)	35,563	1,334,679
Novatel Wireless, Inc. (a)	2,420	8,276
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
OCZ Technology Group, Inc. (a)	6,689	$ 9,766
Overland Storage, Inc. (a)	3,560	4,130
QLogic Corp. (a)	9,664	94,127
Rimage Corp.	799	6,464
SanDisk Corp. (a)	23,468	1,385,081
Seagate Technology	35,256	1,518,828
Silicon Graphics International Corp. (a)	2,986	45,089
Smart Technologies, Inc. Class A (a)(d)	3,897	5,074
STEC, Inc. (a)(d)	3,803	13,463
Stratasys Ltd. (a)(d)	3,994	335,696
Super Micro Computer, Inc. (a)(d)	4,382	45,178
Synaptics, Inc. (a)(d)	3,033	125,142
Transact Technologies, Inc.	1,837	14,769
Western Digital Corp.	23,694	1,500,304
Xyratex Ltd.	3,114	32,946
		50,645,081
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	2,256	25,854
Audience, Inc.	2,217	31,038
Cognex Corp.	4,795	215,439
Coherent, Inc.	2,382	136,727
CUI Global, Inc. (a)(d)	1,439	8,389
Daktronics, Inc.	3,527	36,222
Digital Ally, Inc. (a)	179	1,119
DTS, Inc. (a)	1,687	33,335
Echelon Corp. (a)	3,399	7,988
Electro Rent Corp.	3,981	67,717
Electro Scientific Industries, Inc.	4,034	45,786
FARO Technologies, Inc. (a)	1,765	66,046
FEI Co. (d)	3,752	270,182
Flextronics International Ltd. (a)(d)	65,854	491,271
FLIR Systems, Inc.	14,321	348,860
Frequency Electronics, Inc.	801	8,186
GSI Group, Inc. (a)	3,002	24,436
HLS Systems International Ltd. (a)(d)	6,494	76,240
I. D. Systems Inc. (a)	730	3,730
Identive Group, Inc. (a)	4,784	4,253
Insight Enterprises, Inc. (a)	4,185	80,561
IPG Photonics Corp. (d)	4,981	295,373
Itron, Inc. (a)(d)	4,275	179,550
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
KEY Tronic Corp. (a)(d)	2,433	$ 27,639
Littelfuse, Inc.	2,475	181,888
LoJack Corp. (a)	1,208	4,083
LRAD Corp. (a)	2,260	2,170
Magal Security Systems Ltd. (a)	1,252	4,657
Maxwell Technologies, Inc. (a)(d)	2,392	17,294
Measurement Specialties, Inc. (a)	1,277	56,763
Mercury Systems, Inc. (a)	2,848	24,892
Mesa Laboratories, Inc.	635	33,617
MicroVision, Inc. (a)(d)	1,233	3,687
MOCON, Inc.	1,486	20,269
Molex, Inc. (d)	9,596	281,547
Molex, Inc. Class A (non-vtg.) (d)	7,145	175,481
MTS Systems Corp.	1,471	88,790
Multi-Fineline Electronix, Inc. (a)	2,217	35,250
National Instruments Corp. (d)	12,218	346,991
Neonode, Inc. (a)(d)	3,560	19,331
NetList, Inc. (a)	1,689	1,047
Newport Corp. (a)	3,551	46,731
Orbotech Ltd. (a)	5,875	68,679
OSI Systems, Inc. (a)	1,986	114,870
Parametric Sound Corp. (a)(d)	937	15,657
PC Connection, Inc.	2,121	35,612
PC Mall, Inc. (a)	1,383	10,594
Perceptron, Inc.	784	5,543
Planar Systems, Inc. (a)	480	835
Plexus Corp. (a)	4,007	116,924
Power-One, Inc. (a)	11,703	74,080
RadiSys Corp. (a)	1,899	9,495
Research Frontiers, Inc. (a)	1,108	4,066
Richardson Electronics Ltd.	1,588	18,992
Rofin-Sinar Technologies, Inc. (a)	3,325	88,977
Sanmina Corp. (a)	8,739	118,676
ScanSource, Inc. (a)	2,885	92,118
Tech Data Corp. (a)	3,687	184,792
Trimble Navigation Ltd. (a)	24,886	694,319
TTM Technologies, Inc. (a)	7,898	63,816
Uni-Pixel, Inc. (a)(d)	1,194	18,161
Universal Display Corp. (a)	4,968	147,947
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Viasystems Group, Inc. (a)	2,351	$ 29,670
Zygo Corp. (a)(d)	1,484	23,610
		5,767,862
Internet Software & Services - 9.1%
21Vianet Group, Inc. ADR (a)	3,322	30,363
Akamai Technologies, Inc. (a)(d)	17,709	816,739
Angie's List, Inc. (a)	5,766	135,270
Autobytel, Inc. (a)	631	3,111
Baidu.com, Inc. sponsored ADR (a)(d)	26,997	2,608,990
Bazaarvoice, Inc. (a)(d)	6,688	50,093
Blucora, Inc. (a)(d)	3,969	72,434
Brightcove, Inc. (a)(d)	2,608	19,508
BroadVision, Inc. (a)	599	5,307
Carbonite, Inc. (a)	2,600	27,482
China Finance Online Co. Ltd. ADR (a)	2,033	3,090
ChinaCache International Holdings Ltd. sponsored ADR (a)	2,750	12,568
Commtouch Software Ltd. (a)	7,845	22,358
comScore, Inc. (a)	3,739	73,957
Constant Contact, Inc. (a)	3,257	48,594
Cornerstone OnDemand, Inc. (a)(d)	5,702	231,729
CoStar Group, Inc. (a)(d)	2,977	332,858
DealerTrack Holdings, Inc. (a)(d)	4,200	135,408
Digital River, Inc. (a)	3,351	58,542
E2open, Inc. (d)	2,190	31,996
EarthLink, Inc.	10,002	59,312
eBay, Inc. (a)	127,272	6,885,415
eGain Communications Corp. (a)	3,510	28,185
Equinix, Inc. (a)(d)	4,762	964,972
Facebook, Inc. Class A	165,576	4,031,776
FriendFinder Networks, Inc. (a)(d)	2,000	660
GigaMedia Ltd. (a)	5,039	4,989
Global Eagle Entertainment, Inc. (a)(d)	2,886	28,283
Google, Inc. Class A (a)	26,255	22,852,615
IAC/InterActiveCorp (d)	8,211	398,069
Internap Network Services Corp. (a)(d)	4,621	36,876
iPass, Inc. (a)(d)	4,991	8,485
j2 Global, Inc.	4,473	182,901
Keynote Systems, Inc.	1,401	17,653
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	2,646
Limelight Networks, Inc. (a)	7,958	18,860
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Liquidity Services, Inc. (a)(d)	3,383	$ 135,354
LivePerson, Inc. (a)(d)	6,112	56,475
Local Corp. (a)(d)	545	883
LogMeIn, Inc. (a)	2,380	60,571
Marchex, Inc. Class B	2,468	14,314
Market Leader, Inc. (a)	3,144	33,641
MercadoLibre, Inc.	4,348	498,368
Move, Inc. (a)	3,598	40,981
NetEase.com, Inc. sponsored ADR	7,222	461,702
NIC, Inc.	7,609	127,222
Open Text Corp.	6,064	412,650
OpenTable, Inc. (a)(d)	2,233	148,941
Perficient, Inc. (a)	4,731	59,611
Perion Network Ltd. (a)(d)	2,392	33,632
Points International Ltd. (a)	1,800	30,456
QuinStreet, Inc. (a)	3,529	27,314
RealNetworks, Inc. (a)	2,721	19,754
Rediff.com India Ltd. sponsored ADR (a)(d)	371	1,024
Reis, Inc. (a)	2,925	54,376
Remark Media, Inc. (a)	212	676
Responsys, Inc. (a)	5,878	57,487
SciQuest, Inc. (a)	2,059	47,254
Selectica, Inc. (a)	245	2,107
Sify Technologies Ltd. sponsored ADR (a)(d)	1,965	3,871
SINA Corp. (a)(d)	6,819	393,456
Sohu.com, Inc. (a)(d)	3,908	250,815
SPS Commerce, Inc. (a)	1,840	99,305
Stamps.com, Inc. (a)	1,389	52,949
Support.com, Inc. (a)	3,686	17,619
Synacor, Inc. (a)(d)	2,654	10,006
TechTarget, Inc. (a)	3,566	15,833
TheStreet.com, Inc.	1,783	3,530
Travelzoo, Inc. (a)(d)	1,494	42,938
United Online, Inc.	8,242	56,128
Unwired Planet, Inc. (a)	8,604	17,724
ValueClick, Inc. (a)(d)	7,372	194,178
Velti PLC (a)(d)	6,123	10,776
VeriSign, Inc. (a)(d)	14,771	694,828
VistaPrint Ltd. (a)(d)	3,485	160,136
Vocus, Inc. (a)	2,078	18,162
Web.com Group, Inc. (a)(d)	4,909	103,040
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
WebMD Health Corp. (a)	5,245	$ 154,832
WebMediaBrands, Inc. (a)	208	277
Xoom Corp. (d)	3,245	60,389
Yahoo!, Inc. (a)	115,861	3,047,144
Yandex NV (a)	23,630	641,791
Zillow, Inc. (a)(d)	2,702	151,690
Zix Corp. (a)	5,859	23,377
		48,791,681
IT Services - 1.9%
Acxiom Corp. (a)	7,793	171,368
Automatic Data Processing, Inc.	47,094	3,236,300
Cardtronics, Inc. (a)	4,436	126,559
Cass Information Systems, Inc.	1,664	74,680
China Information Technology, Inc. (a)	1,650	4,274
Cognizant Technology Solutions Corp. Class A (a)	29,466	1,904,977
Computer Task Group, Inc.	2,070	46,202
CSG Systems International, Inc. (a)	3,230	69,865
Dynamics Research Corp. (a)	900	4,500
Edgewater Technology, Inc. (a)	1,090	4,262
Euronet Worldwide, Inc. (a)	5,005	152,653
ExlService Holdings, Inc. (a)	3,384	99,253
Fiserv, Inc. (a)(d)	13,033	1,135,956
Forrester Research, Inc.	2,212	80,141
Hackett Group, Inc.	3,105	15,649
iGate Corp. (a)	6,608	95,882
Information Services Group, Inc. (a)	2,794	5,476
Innodata, Inc. (a)	1,720	5,435
Jack Henry & Associates, Inc.	8,620	404,537
Lionbridge Technologies, Inc. (a)	5,275	15,614
ManTech International Corp. Class A	2,289	62,009
Mattersight Corp. (a)(d)	1,970	6,146
ModusLink Global Solutions, Inc. (a)	3,600	10,332
MoneyGram International, Inc. (a)	5,400	106,272
NCI, Inc. Class A (a)	868	4,106
Newtek Business Services, Inc. (a)	2,552	5,385
Official Payments Holdings, Inc. (a)	2,301	14,841
Pactera Technology International Ltd. ADR	3,293	21,997
Paychex, Inc. (d)	34,716	1,292,477
PFSweb, Inc. (a)	1,898	8,142
PRG-Schultz International, Inc. (a)	2,112	11,574
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Rainmaker Systems, Inc. (a)	1,909	$ 830
Sapient Corp. (a)	15,168	195,364
ServiceSource International, Inc. (a)	7,209	58,753
Sykes Enterprises, Inc. (a)	3,992	63,114
Syntel, Inc.	4,408	281,715
Teletech Holdings, Inc. (a)	7,252	163,097
Virtusa Corp. (a)	2,378	55,788
		10,015,525
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	5,706	260,536
Semiconductors & Semiconductor Equipment - 7.6%
Actions Semiconductor Co. Ltd. ADR (a)	5,005	14,815
Advanced Energy Industries, Inc. (a)	3,336	61,382
Aixtron AG sponsored ADR (d)	770	13,760
Alpha & Omega Semiconductor Ltd. (a)	2,548	20,104
Altera Corp.	31,330	1,039,843
Ambarella, Inc. (a)(d)	3,374	54,558
Amkor Technology, Inc. (a)(d)	16,037	72,808
Amtech Systems, Inc. (a)	792	4,158
ANADIGICS, Inc. (a)	5,180	10,671
Analog Devices, Inc.	29,281	1,344,876
Applied Materials, Inc.	116,580	1,772,016
Applied Micro Circuits Corp. (a)	8,815	67,964
ARM Holdings PLC sponsored ADR (d)	10,730	470,832
ASM International NV (depositary receipt)	565	20,103
ASML Holding NV (d)	7,182	583,681
Atmel Corp. (a)	43,991	346,209
ATMI, Inc. (a)	2,939	70,154
Avago Technologies Ltd.	24,015	905,606
Axcelis Technologies, Inc. (a)	7,148	11,437
AXT, Inc. (a)	2,879	8,176
Broadcom Corp. Class A	50,590	1,816,687
Brooks Automation, Inc.	7,616	81,110
BTU International, Inc. (a)	667	1,647
Cabot Microelectronics Corp. (a)(d)	2,125	75,969
Camtek Ltd. (a)	1,772	3,420
Canadian Solar, Inc. (a)(d)	3,257	27,717
Cascade Microtech, Inc. (a)	1,205	7,941
Cavium, Inc. (a)(d)	5,383	176,347
Ceva, Inc. (a)	2,062	34,580
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
China Sunergy Co. Ltd. ADR (a)	811	$ 1,500
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	3,194	58,259
Cirrus Logic, Inc. (a)(d)	6,650	121,363
Cohu, Inc.	2,800	30,968
Cree, Inc. (a)(d)	11,659	726,939
CVD Equipment Corp. (a)(d)	958	9,235
Cypress Semiconductor Corp.	14,149	159,035
Diodes, Inc. (a)	6,177	145,777
DSP Group, Inc. (a)	1,709	13,569
Entegris, Inc. (a)	13,615	141,868
Entropic Communications, Inc. (a)(d)	8,091	34,629
Exar Corp. (a)(d)	3,484	39,300
EZchip Semiconductor Ltd. (a)	3,149	85,149
First Solar, Inc. (a)(d)	8,524	463,535
FormFactor, Inc. (a)	4,723	27,818
GSI Technology, Inc. (a)	893	5,001
GT Advanced Technologies, Inc. (a)(d)	11,116	49,466
Hanwha Solarone Co. Ltd. ADR (a)(d)	4,357	6,971
Himax Technologies, Inc. sponsored ADR (d)	6,926	49,936
Hittite Microwave Corp. (a)(d)	3,194	173,370
Ikanos Communications, Inc. (a)	7,650	10,328
Integrated Device Technology, Inc. (a)(d)	16,817	143,281
Integrated Silicon Solution, Inc. (a)	2,319	25,092
Intel Corp.	485,709	11,793,015
Intermolecular, Inc. (a)	4,427	37,807
Intersil Corp. Class A	14,332	117,522
IXYS Corp.	2,709	30,883
JA Solar Holdings Co. Ltd. ADR (a)	1,901	13,953
KLA-Tencor Corp.	16,255	914,994
Kopin Corp. (a)	6,229	22,113
Kulicke & Soffa Industries, Inc. (a)	7,932	98,357
Lam Research Corp. (a)	15,712	735,007
Lattice Semiconductor Corp. (a)(d)	13,458	69,309
Linear Technology Corp.	20,329	762,338
LSI Corp. (a)	55,726	412,372
LTX-Credence Corp. (a)	3,814	21,625
M/A-COM Technology Solutions, Inc. (a)	4,539	63,228
Marvell Technology Group Ltd.	53,941	584,720
Mattson Technology, Inc. (a)	3,129	6,164
Maxim Integrated Products, Inc.	28,775	848,575
Mellanox Technologies Ltd. (a)(d)	4,449	230,770
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MEMSIC, Inc. (a)	1,776	$ 7,246
Micrel, Inc.	6,146	61,153
Microchip Technology, Inc.	19,021	693,886
Micron Technology, Inc. (a)	99,863	1,166,400
Microsemi Corp. (a)	10,171	223,050
Mindspeed Technologies, Inc. (a)(d)	3,673	11,937
MKS Instruments, Inc.	5,243	147,590
Monolithic Power Systems, Inc. (d)	3,194	78,477
MoSys, Inc. (a)	2,523	11,480
Nanometrics, Inc. (a)	2,245	32,440
Nova Measuring Instruments Ltd. (a)	2,306	21,723
NVE Corp. (a)	453	23,434
NVIDIA Corp.	60,667	879,065
NXP Semiconductors NV (a)	24,600	758,910
O2Micro International Ltd. sponsored ADR (a)(d)	3,450	11,903
Omnivision Technologies, Inc. (a)(d)	5,064	93,532
ON Semiconductor Corp. (a)	44,060	377,154
PDF Solutions, Inc. (a)	2,505	45,917
Peregrine Semiconductor Corp.	3,014	32,642
Pericom Semiconductor Corp. (a)	2,086	14,623
Photronics, Inc. (a)(d)	8,213	62,665
Pixelworks, Inc. (a)	3,092	9,307
PLX Technology, Inc. (a)	5,702	25,773
PMC-Sierra, Inc. (a)	22,033	132,418
Power Integrations, Inc.	3,028	129,265
QuickLogic Corp. (a)(d)	4,310	10,172
Rambus, Inc. (a)(d)	10,601	83,536
RDA Microelectronics, Inc. sponsored ADR	1,650	17,672
RF Micro Devices, Inc. (a)	26,801	147,942
Rubicon Technology, Inc. (a)(d)	2,238	18,956
Rudolph Technologies, Inc. (a)(d)	2,800	34,328
SemiLEDs Corp. (a)	2,000	3,220
Semtech Corp. (a)(d)	6,904	252,272
Sigma Designs, Inc. (a)	2,862	13,137
Silicon Image, Inc. (a)	8,358	50,900
Silicon Laboratories, Inc. (a)(d)	4,673	200,752
Silicon Motion Technology Corp. sponsored ADR (d)	3,200	35,968
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	9,531	54,803
Skyworks Solutions, Inc. (a)	19,520	465,747
Spreadtrum Communications, Inc. ADR (d)	3,944	76,750
SunPower Corp. (a)(d)	11,780	227,354
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Supertex, Inc.	1,164	$ 25,783
Tessera Technologies, Inc.	4,845	100,534
Texas Instruments, Inc.	107,952	3,874,397
Tower Semiconductor Ltd. (a)	1,741	10,777
TranSwitch Corp. (a)	1,874	956
TriQuint Semiconductor, Inc. (a)(d)	19,496	137,252
Ultra Clean Holdings, Inc. (a)	1,865	10,836
Ultratech, Inc. (a)	2,491	90,822
Veeco Instruments, Inc. (a)	3,733	158,242
Vimicro International Corp. sponsored ADR (a)	1,883	2,712
Volterra Semiconductor Corp. (a)	2,284	32,113
Xilinx, Inc.	25,285	1,027,835
		40,621,470
Software - 12.7%
Accelrys, Inc. (a)	8,192	68,321
ACI Worldwide, Inc. (a)(d)	4,259	198,086
Activision Blizzard, Inc.	109,467	1,579,609
Actuate Corp. (a)	4,500	30,375
Adobe Systems, Inc. (a)(d)	48,708	2,090,060
Advent Software, Inc. (a)	5,185	172,038
Allot Communications Ltd. (a)(d)	3,016	37,248
American Software, Inc. Class A	2,162	18,377
ANSYS, Inc. (a)	9,301	692,925
AsiaInfo-Linkage, Inc. (a)(d)	7,921	91,804
Aspen Technology, Inc. (a)	9,217	282,225
Attunity Ltd. (a)	1,304	7,420
Autodesk, Inc. (a)	21,481	810,478
AutoNavi Holdings Ltd. ADR (a)	1,797	21,528
Blackbaud, Inc.	5,447	165,262
BluePhoenix Solutions Ltd. (a)	285	1,140
BMC Software, Inc. (a)	13,605	616,238
Bottomline Technologies, Inc. (a)(d)	3,622	100,076
BroadSoft, Inc. (a)(d)	2,902	80,443
CA Technologies, Inc.	44,167	1,206,201
Cadence Design Systems, Inc. (a)(d)	28,362	429,117
Callidus Software, Inc. (a)	2,708	16,275
Changyou.com Ltd. (A Shares) ADR (d)	1,356	41,697
Check Point Software Technologies Ltd. (a)(d)	20,036	1,003,403
Cinedigm Digital Cinema Corp. (a)	4,170	6,422
Citrix Systems, Inc. (a)	18,295	1,177,283
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
ClickSoftware Technologies Ltd.	2,678	$ 20,728
CommVault Systems, Inc. (a)	4,723	330,610
Compuware Corp.	21,608	242,658
Comverse, Inc.	2,187	65,304
Concur Technologies, Inc. (a)(d)	5,659	456,851
CounterPath Corp. (a)	305	519
Datawatch Corp. (a)	596	8,767
Descartes Systems Group, Inc. (a)	6,375	70,714
Digimarc Corp.	697	16,038
Ebix, Inc.	3,374	66,940
Electronic Arts, Inc. (a)	30,356	697,884
Envivio, Inc. (a)	4,709	7,817
EPIQ Systems, Inc.	3,174	38,501
ePlus, Inc.	1,018	50,625
Evolving Systems, Inc.	1,208	7,888
FalconStor Software, Inc. (a)	4,107	5,503
Fortinet, Inc. (a)	16,539	318,541
Glu Mobile, Inc. (a)(d)	5,808	15,740
Guidance Software, Inc. (a)	2,847	26,249
Informatica Corp. (a)(d)	10,900	396,324
Interactive Intelligence Group, Inc. (a)(d)	1,647	82,679
Intuit, Inc.	28,572	1,669,748
Jive Software, Inc. (a)	7,320	123,708
KongZhong Corp. sponsored ADR (a)	2,588	17,081
Magic Software Enterprises Ltd. (d)	8,370	45,114
Majesco Entertainment Co. (a)	3,390	2,228
Manhattan Associates, Inc. (a)(d)	1,860	139,556
Mentor Graphics Corp.	11,212	212,916
MICROS Systems, Inc. (a)(d)	8,079	340,934
Microsoft Corp. (d)	822,564	28,691,032
MicroStrategy, Inc. Class A (a)	912	83,430
Mitek Systems, Inc. (a)	2,622	16,597
Monotype Imaging Holdings, Inc.	3,416	77,748
Net 1 UEPS Technologies, Inc. (a)	4,905	35,414
NetScout Systems, Inc. (a)	4,930	120,046
NetSol Technologies, Inc. (a)	525	5,402
NICE Systems Ltd. sponsored ADR	3,822	141,032
Nuance Communications, Inc. (a)(d)	30,816	585,504
Oracle Corp. (d)	464,939	15,696,341
Parametric Technology Corp. (a)(d)	12,516	314,277
Pegasystems, Inc.	3,459	111,829
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Perfect World Co. Ltd. sponsored ADR Class B (d)	4,134	$ 63,788
Progress Software Corp. (a)	6,324	148,677
Proofpoint, Inc. (a)(d)	2,950	59,590
QAD, Inc. Class A	1,432	17,943
QLIK Technologies, Inc. (a)(d)	9,043	278,163
Qualys, Inc.	3,340	46,760
RealPage, Inc. (a)(d)	7,345	139,849
Rovi Corp. (a)	10,542	271,984
Sapiens International Corp. NV (d)	5,316	27,537
SeaChange International, Inc. (a)	2,919	31,408
Shanda Games Ltd. sponsored ADR (a)	6,211	25,589
Smith Micro Software, Inc. (a)	2,943	3,796
Sonic Foundry, Inc. (a)	478	3,948
Sourcefire, Inc. (a)(d)	3,175	177,673
Splunk, Inc. (a)	9,953	465,402
SS&C Technologies Holdings, Inc. (a)	8,277	261,802
Symantec Corp.	66,700	1,493,413
Synchronoss Technologies, Inc. (a)(d)	3,905	122,422
Synopsys, Inc. (a)	14,469	527,395
Take-Two Interactive Software, Inc. (a)(d)	8,758	145,733
Tangoe, Inc. (a)(d)	3,946	58,835
TeleCommunication Systems, Inc. Class A (a)	4,258	10,006
TeleNav, Inc. (a)	3,300	16,797
The9 Ltd. sponsored ADR (a)	1,168	3,703
TIBCO Software, Inc. (a)	16,533	352,649
TigerLogic Corp. (a)	4,013	7,544
TiVo, Inc. (a)	12,092	156,470
Trunkbow International Holdings Ltd. (a)(d)	2,500	2,140
Ultimate Software Group, Inc. (a)(d)	2,715	302,180
Vasco Data Security International, Inc. (a)	3,654	30,621
Verint Systems, Inc. (a)	5,147	172,785
Voltari Corp. (a)(d)	320	1,392
Wave Systems Corp. Class A (a)(d)	5,662	2,152
Websense, Inc. (a)	3,468	86,180
Zynga, Inc. (a)(d)	59,423	202,038
		68,019,232
TOTAL INFORMATION TECHNOLOGY		253,181,230
Common Stocks - continued
	Shares	Value
MATERIALS - 0.8%
Chemicals - 0.4%
A. Schulman, Inc.	2,693	$ 77,828
ADA-ES, Inc. (a)	913	34,101
American Pacific Corp. (a)	617	17,153
Balchem Corp.	3,520	168,995
Fuwei Films Holdings Co. Ltd. (a)	926	907
Gulf Resources, Inc. (a)(d)	3,255	3,971
Hawkins, Inc.	1,179	47,019
Innophos Holdings, Inc.	2,523	127,613
Innospec, Inc.	2,724	111,766
Landec Corp. (a)	2,417	33,935
Material Sciences Corp. (a)	1,000	9,800
Methanex Corp.	9,404	416,071
Penford Corp. (a)	697	8,273
Senomyx, Inc. (a)	3,104	6,425
Sigma Aldrich Corp.	10,360	866,718
Yongye International, Inc. (a)(d)	4,112	21,876
Zoltek Companies, Inc. (a)	2,884	36,858
		1,989,309
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd. (a)	3,434	98,762
China Advanced Construction Materials Group, Inc. (a)	1,617	501
U.S. Concrete, Inc. (a)	2,219	35,615
United States Lime & Minerals, Inc. (a)	477	23,788
		158,666
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	46,164
Silgan Holdings, Inc.	6,488	303,444
UFP Technologies, Inc. (a)	1,423	27,307
		376,915
Metals & Mining - 0.3%
Century Aluminum Co. (a)(d)	10,170	100,785
China Gerui Adv Mat Group Ltd. (a)(d)	5,824	10,949
China Natural Resources, Inc. (a)	1,718	6,958
China Precision Steel, Inc. (a)(d)	271	339
Globe Specialty Metals, Inc.	7,665	94,050
Handy & Harman Ltd. (a)	2,127	34,309
Haynes International, Inc.	1,358	66,461
Horsehead Holding Corp. (a)(d)	3,155	36,314
Kaiser Aluminum Corp.	1,921	121,868
Olympic Steel, Inc.	1,959	49,621
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Pan American Silver Corp.	16,085	$ 196,398
Prospect Global Resources, Inc. (a)	16,479	3,667
Prospect Global Resources, Inc. rights 6/4/13 (a)	12,375	31
Randgold Resources Ltd. sponsored ADR (d)	5,093	399,189
Royal Gold, Inc. (d)	6,258	342,688
Schnitzer Steel Industries, Inc. Class A	2,367	58,465
Silver Standard Resources, Inc. (a)	7,860	61,780
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(d)	1,300	2,054
Steel Dynamics, Inc. (d)	20,726	317,937
Sutor Technology Group Ltd. (a)	5,943	11,767
Synalloy Corp.	766	11,253
Universal Stainless & Alloy Products, Inc. (a)	559	17,715
		1,944,598
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)(d)	8,448	58,122
Pope Resources, Inc. LP	396	26,817
		84,939
TOTAL MATERIALS		4,554,427
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)(d)	6,659	55,070
Alaska Communication Systems Group, Inc.	3,895	6,388
Atlantic Tele-Network, Inc.	1,469	73,112
B Communications Ltd. (a)	2,234	17,202
Cbeyond, Inc. (a)	2,879	24,731
Cogent Communications Group, Inc.	5,494	151,030
Consolidated Communications Holdings, Inc.	3,932	66,923
FairPoint Communications, Inc. (a)(d)	2,654	22,559
Frontier Communications Corp. (d)	103,769	429,604
General Communications, Inc. Class A (a)	3,238	28,138
Hawaiian Telcom Holdco, Inc. (a)	740	19,070
HickoryTech Corp.	5,938	62,230
Hong Kong Television Network Ltd. sponsored ADR (d)	1,671	11,279
inContact, Inc. (a)	7,718	56,033
Internet Gold Golden Lines Ltd. (a)	1,546	4,715
Iridium Communications, Inc. (a)(d)	7,393	52,712
Lumos Networks Corp.	1,653	22,712
Neutral Tandem, Inc.	2,667	15,522
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
ORBCOMM, Inc. (a)	2,897	$ 11,356
Towerstream Corp. (a)	5,027	12,919
TW telecom, Inc. (a)(d)	15,255	435,225
VocalTec Communications Ltd. (a)(d)	1,700	25,381
Windstream Corp. (d)	58,389	468,864
		2,072,775
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV Series A sponsored ADR	968	19,331
Boingo Wireless, Inc. (a)(d)	3,209	23,265
Clearwire Corp. Class A (a)	70,189	314,447
Leap Wireless International, Inc. (a)(d)	7,668	43,324
Linktone Ltd. sponsored ADR (a)	452	1,690
NII Holdings, Inc. (a)(d)	17,070	131,610
NTELOS Holdings Corp.	2,909	47,620
Partner Communications Co. Ltd. ADR	1,446	8,777
SBA Communications Corp. Class A (a)(d)	12,004	903,541
Shenandoah Telecommunications Co.	1,983	32,997
USA Mobility, Inc.	1,749	23,577
Vodafone Group PLC sponsored ADR	96,831	2,803,257
		4,353,436
TOTAL TELECOMMUNICATION SERVICES		6,426,211
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	2,169	115,760
Otter Tail Corp.	3,441	94,008
		209,768
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,210	26,293
RGC Resources, Inc.	94	1,916
		28,209
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,632	3,087
Water Utilities - 0.0%
Artesian Resources Corp. Class A	575	12,713
Cadiz, Inc. (a)(d)	1,425	8,379
Connecticut Water Service, Inc.	871	24,710
Consolidated Water Co., Inc.	1,157	12,484
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Middlesex Water Co.	1,342	$ 25,834
Pure Cycle Corp. (a)	3,377	22,356
Tri-Tech Holding, Inc. (a)	664	1,082
York Water Co.	1,176	22,438
		129,996
TOTAL UTILITIES		371,060
TOTAL COMMON STOCKS (Cost $341,782,240)		522,437,252
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% 9/19/13 (e) (Cost $499,881)	$ 500,000	499,929
Money Market Funds - 19.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	10,473,109	10,473,109
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	91,501,794	91,501,794
TOTAL MONEY MARKET FUNDS (Cost $101,974,903)		101,974,903
TOTAL INVESTMENT PORTFOLIO - 116.9% (Cost $444,257,024)		624,912,084
NET OTHER ASSETS (LIABILITIES) - (16.9)%		(90,513,256)
NET ASSETS - 100%		$ 534,398,828
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
200 CME E-mini NASDAQ 100 Index Contracts	June 2013	$ 11,921,000	$ 445,716

The face value of futures purchased as a percentage of net assets is 2.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $446,937.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,939
Fidelity Securities Lending Cash Central Fund	318,008
Total	$ 322,947
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 96,574,888	$ 96,574,888	$ -	$ -
Consumer Staples	20,906,249	20,906,249	-	-
Energy	7,195,609	7,195,609	-	-
Financials	35,881,886	35,881,365	521	-
Health Care	74,164,111	74,164,111	-	-
Industrials	23,181,581	23,181,581	-	-
Information Technology	253,181,230	253,180,750	-	480
Materials	4,554,427	4,532,520	31	21,876
Telecommunication Services	6,426,211	6,426,211	-	-
Utilities	371,060	371,060	-	-
U.S. Government and Government Agency Obligations	499,929	-	499,929	-
Money Market Funds	101,974,903	101,974,903	-	-
Total Investments in Securities:	$ 624,912,084	$ 624,389,247	$ 500,481	$ 22,356
Derivative Instruments:
Assets
Futures Contracts	$ 445,716	$ 445,716	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 445,716	$ -
Total Value of Derivatives	$ 445,716	$ -

(a) Reflects cumulative appreciation/depreciation on futures contracts as disclosed in the Schedule of Investments. Only the period end variation margin is separately disclosed in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin on derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $88,201,425) - See accompanying schedule: Unaffiliated issuers (cost $342,282,121)	$ 522,937,181
Fidelity Central Funds (cost $101,974,903)	101,974,903
Total Investments (cost $444,257,024)		$ 624,912,084
Cash		64,024
Receivable for investments sold		329,296
Receivable for fund shares sold		593,173
Dividends receivable		525,890
Distributions receivable from Fidelity Central Funds		60,183
Prepaid expenses		237
Receivable from investment adviser for expense reductions		89,724
Other receivables		956
Total assets		626,575,567

Liabilities
Payable for fund shares redeemed	$ 196,576
Accrued management fee	106,091
Distribution and service plan fees payable	77,406
Payable for daily variation margin on futures contracts	113,348
Other affiliated payables	75,654
Other payables and accrued expenses	105,870
Collateral on securities loaned, at value	91,501,794
Total liabilities		92,176,739

Net Assets		$ 534,398,828
Net Assets consist of:
Paid in capital		$ 355,311,120
Undistributed net investment income		1,715,063
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,728,136)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		181,100,781
Net Assets, for 11,597,700 shares outstanding		$ 534,398,828
Net Asset Value, offering price and redemption price per share ($534,398,828 ÷ 11,597,700 shares)		$ 46.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 3,908,810
Interest		218
Income from Fidelity Central Funds (including $318,008 from security lending)		322,947
Total income		4,231,975

Expenses
Management fee	$ 609,660
Transfer agent fees	351,659
Distribution and service plan fees	152,427
Licensing fees	152,427
Accounting and security lending fees	102,901
Custodian fees and expenses	7,366
Independent trustees' compensation	1,536
Registration fees	21,093
Audit	28,352
Legal	567
Miscellaneous	2,185
Total expenses before reductions	1,430,173
Expense reductions	(541,055)	889,118
Net investment income (loss)		3,342,857
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	716,170
Foreign currency transactions	(172)
Futures contracts	452,090
Total net realized gain (loss)		1,168,088
Change in net unrealized appreciation (depreciation) on: Investment securities	67,886,640
Assets and liabilities in foreign currencies	83
Futures contracts	359,600
Total change in net unrealized appreciation (depreciation)		68,246,323
Net gain (loss)		69,414,411
Net increase (decrease) in net assets resulting from operations		$ 72,757,268

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,342,857	$ 4,614,889
Net realized gain (loss)	1,168,088	4,159,483
Change in net unrealized appreciation (depreciation)	68,246,323	41,786,809
Net increase (decrease) in net assets resulting from operations	72,757,268	50,561,181
Distributions to shareholders from net investment income	(5,666,240)	(2,376,699)
Share transactions Proceeds from sales of shares	81,692,393	231,778,282
Reinvestment of distributions	5,480,594	2,275,159
Cost of shares redeemed	(101,218,073)	(112,190,691)
Net increase (decrease) in net assets resulting from share transactions	(14,045,086)	121,862,750
Redemption fees	33,175	144,852
Total increase (decrease) in net assets	53,079,117	170,192,084

Net Assets
Beginning of period	481,319,711	311,127,627
End of period (including undistributed net investment income of $1,715,063 and undistributed net investment income of $4,038,446, respectively)	$ 534,398,828	$ 481,319,711
Other Information Shares
Sold	1,935,949	5,831,849
Issued in reinvestment of distributions	138,877	67,074
Redeemed	(2,388,237)	(2,865,865)
Net increase (decrease)	(313,411)	3,033,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 40.41	$ 35.04	$ 33.35	$ 28.54	$ 20.48	$ 35.88
Income from Investment Operations
Net investment income (loss) D	.28	.44	.28	.22	.18	.22
Net realized and unrealized gain (loss)	5.87	5.19	1.63	4.73	8.07	(14.96)
Total from investment operations	6.15	5.63	1.91	4.95	8.25	(14.74)
Distributions from net investment income	(.48)	(.27)	(.23)	(.15)	(.20)	(.18)
Distributions from net realized gain	-	-	-	-	-	(.50)
Total distributions	(.48)	(.27)	(.23)	(.15)	(.20)	(.68)
Redemption fees added to paid in capital D	- H	.01	.01	.01	.01	.02
Net asset value, end of period	$ 46.08	$ 40.41	$ 35.04	$ 33.35	$ 28.54	$ 20.48
Total Return B, C	15.40%	16.24%	5.74%	17.45%	40.70%	(41.83)%
Ratios to Average Net Assets E, G
Expenses before reductions	.56% A	.58%	.58%	.58%	.62%	.61%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.32% A	1.13%	.80%	.73%	.75%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 534,399	$ 481,320	$ 311,128	$ 280,150	$ 220,902	$ 118,655
Portfolio turnover rate F	9% A	10%	12%	8%	3%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity® Nasdaq Composite Index® Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by FMR Fair Value Committee (the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, Passive Foreign Investment Companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 207,057,872
Gross unrealized depreciation	(27,908,687)
Net unrealized appreciation (depreciation) on securities and other investments	$ 179,149,185

Tax cost	$ 445,762,899

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (170,108)
2018	(2,223,511)
2019	(70,840)
Total capital loss carryforward	$ (2,464,459)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $452,090 and a change in net unrealized appreciation (depreciation) of $359,600 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $21,852,495 and $42,560,495, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on .06% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $644 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement

Semiannual Report

8. Security Lending - continued

of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .35% of average net assets. This waiver will remain in place through January 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $540,430.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $599.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EIF-USAN-0713
1.802767.109

Fidelity® Series

100 Index

Fund

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Actual	.20%	$ 1,000.00	$ 1,147.70	$ 1.07
Hypothetical A		$ 1,000.00	$ 1,023.93	$ 1.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	6.7
Exxon Mobil Corp.	4.4	5.0
Microsoft Corp.	2.9	2.5
General Electric Co.	2.6	2.7
Chevron Corp.	2.6	2.5
Johnson & Johnson	2.6	2.4
Google, Inc. Class A	2.5	2.3
IBM Corp.	2.4	2.5
Procter & Gamble Co.	2.3	2.4
JPMorgan Chase & Co.	2.3	1.9
	29.2
Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.1	23.6
Financials	14.8	12.7
Health Care	12.4	12.0
Consumer Staples	12.2	12.7
Energy	12.0	12.5
Consumer Discretionary	9.8	9.3
Industrials	9.6	9.3
Telecommunication Services	3.6	3.9
Materials	2.0	2.0
Utilities	0.9	1.0

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Automobiles - 0.7%
Ford Motor Co.	998,960	$ 15,663,693
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	255,402	24,664,171
Starbucks Corp.	190,840	12,036,279
		36,700,450
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	92,616	24,916,482
Media - 3.7%
Comcast Corp. Class A	672,254	26,990,998
News Corp. Class A	509,310	16,353,944
The Walt Disney Co. (d)	459,828	29,005,950
Time Warner, Inc.	238,082	13,896,846
		86,247,738
Multiline Retail - 0.5%
Target Corp.	165,751	11,519,695
Specialty Retail - 1.8%
Home Depot, Inc.	380,808	29,954,357
Lowe's Companies, Inc.	282,707	11,904,792
		41,859,149
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	184,785	11,393,843
TOTAL CONSUMER DISCRETIONARY		228,301,050
CONSUMER STAPLES - 12.2%
Beverages - 3.0%
PepsiCo, Inc.	392,932	31,737,118
The Coca-Cola Co.	976,173	39,037,158
		70,774,276
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	110,952	12,168,106
CVS Caremark Corp.	313,574	18,055,591
Wal-Mart Stores, Inc.	426,000	31,881,840
Walgreen Co.	219,046	10,461,637
		72,567,174
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.8%
H.J. Heinz Co.	81,667	$ 5,909,424
Mondelez International, Inc.	452,913	13,342,817
		19,252,241
Household Products - 2.9%
Colgate-Palmolive Co.	223,942	12,952,805
Procter & Gamble Co.	695,726	53,403,928
		66,356,733
Tobacco - 2.4%
Altria Group, Inc.	511,891	18,479,265
Philip Morris International, Inc.	419,676	38,152,745
		56,632,010
TOTAL CONSUMER STAPLES		285,582,434
ENERGY - 12.0%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	112,524	5,117,592
Halliburton Co.	237,324	9,932,009
National Oilwell Varco, Inc.	108,661	7,638,868
Schlumberger Ltd.	338,294	24,705,611
		47,394,080
Oil, Gas & Consumable Fuels - 10.0%
Anadarko Petroleum Corp.	127,489	11,151,463
Apache Corp.	99,777	8,194,685
Chevron Corp.	494,787	60,735,104
ConocoPhillips	310,975	19,075,207
Devon Energy Corp.	96,166	5,467,037
Exxon Mobil Corp.	1,141,129	103,237,941
Occidental Petroleum Corp.	205,157	18,888,805
The Williams Companies, Inc.	173,580	6,106,544
		232,856,786
TOTAL ENERGY		280,250,866
FINANCIALS - 14.8%
Capital Markets - 1.5%
Bank of New York Mellon Corp.	296,330	8,907,680
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	111,446	$ 18,063,168
Morgan Stanley	349,660	9,056,194
		36,027,042
Commercial Banks - 2.9%
U.S. Bancorp	474,587	16,639,020
Wells Fargo & Co.	1,248,473	50,625,580
		67,264,600
Consumer Finance - 1.2%
American Express Co.	244,770	18,531,537
Capital One Financial Corp.	148,293	9,035,492
		27,567,029
Diversified Financial Services - 5.6%
Bank of America Corp.	2,755,823	37,644,542
Citigroup, Inc.	773,943	40,237,297
JPMorgan Chase & Co.	974,820	53,215,424
		131,097,263
Insurance - 3.0%
Allstate Corp.	121,601	5,866,032
Berkshire Hathaway, Inc. Class B (a)	464,540	52,990,078
MetLife, Inc.	278,527	12,313,679
		71,169,789
Real Estate Investment Trusts - 0.6%
Simon Property Group, Inc.	79,890	13,296,892
TOTAL FINANCIALS		346,422,615
HEALTH CARE - 12.4%
Biotechnology - 1.7%
Amgen, Inc.	190,618	19,162,828
Gilead Sciences, Inc. (a)(d)	387,739	21,124,021
		40,286,849
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	400,037	14,669,357
Baxter International, Inc.	139,043	9,778,894
Medtronic, Inc.	257,583	13,139,309
		37,587,560
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	261,039	16,348,873
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 8.4%
AbbVie, Inc.	402,581	$ 17,186,183
Bristol-Myers Squibb Co.	417,019	19,187,044
Eli Lilly & Co.	254,253	13,516,089
Johnson & Johnson	711,942	59,931,278
Merck & Co., Inc.	769,769	35,948,212
Pfizer, Inc.	1,830,987	49,857,776
		195,626,582
TOTAL HEALTH CARE		289,849,864
INDUSTRIALS - 9.6%
Aerospace & Defense - 3.1%
General Dynamics Corp.	84,618	6,524,048
Honeywell International, Inc.	199,623	15,662,421
Lockheed Martin Corp.	68,192	7,216,759
Raytheon Co.	82,865	5,522,124
The Boeing Co.	173,330	17,163,137
United Technologies Corp.	214,783	20,382,907
		72,471,396
Air Freight & Logistics - 1.0%
FedEx Corp.	74,484	7,175,789
United Parcel Service, Inc. Class B	182,126	15,644,623
		22,820,412
Electrical Equipment - 0.4%
Emerson Electric Co.	183,905	10,567,181
Industrial Conglomerates - 3.4%
3M Co.	161,675	17,827,902
General Electric Co.	2,648,342	61,759,335
		79,587,237
Machinery - 0.6%
Caterpillar, Inc.	166,835	14,314,443
Road & Rail - 1.1%
Norfolk Southern Corp.	80,104	6,135,165
Union Pacific Corp.	119,526	18,481,110
		24,616,275
TOTAL INDUSTRIALS		224,376,944
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 2.6%
Cisco Systems, Inc.	1,358,004	$ 32,700,736
QUALCOMM, Inc.	437,592	27,778,340
		60,479,076
Computers & Peripherals - 5.7%
Apple, Inc.	239,169	107,549,516
EMC Corp.	535,979	13,270,840
Hewlett-Packard Co.	497,340	12,145,043
		132,965,399
Internet Software & Services - 3.2%
eBay, Inc. (a)	297,189	16,077,925
Google, Inc. Class A (a)	68,009	59,195,714
		75,273,639
IT Services - 4.6%
Accenture PLC Class A	164,106	13,474,744
IBM Corp.	266,824	55,504,728
MasterCard, Inc. Class A	26,891	15,334,593
Visa, Inc. Class A	131,345	23,397,798
		107,711,863
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	1,259,700	30,585,516
Texas Instruments, Inc.	281,379	10,098,692
		40,684,208
Software - 4.2%
Microsoft Corp.	1,920,016	66,970,158
Oracle Corp.	940,509	31,751,584
		98,721,742
TOTAL INFORMATION TECHNOLOGY		515,835,927
MATERIALS - 2.0%
Chemicals - 1.6%
E.I. du Pont de Nemours & Co.	237,954	13,275,454
Monsanto Co.	136,467	13,734,039
The Dow Chemical Co.	306,740	10,570,260
		37,579,753
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	264,368	$ 8,208,626
TOTAL MATERIALS		45,788,379
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	1,398,661	48,939,148
Verizon Communications, Inc.	727,976	35,292,276
		84,231,424
UTILITIES - 0.9%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	123,695	5,667,705
Exelon Corp.	217,765	6,824,755
Southern Co.	221,319	9,715,904
		22,208,364
TOTAL COMMON STOCKS (Cost $2,417,361,611)		2,322,847,867
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 6/27/13 (e) (Cost $999,929)	$ 1,000,000	999,987
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	8,114,341	8,114,341
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	22,725,000	22,725,000
TOTAL MONEY MARKET FUNDS (Cost $30,839,341)		30,839,341
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,449,200,881)		2,354,687,195
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(17,008,814)
NET ASSETS - 100%		$ 2,337,678,381
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
94 CME E-mini S&P 500 Index Contracts	June 2013	$ 7,656,300	$ 157,004
19 CME S&P 500 Index Contracts	June 2013	7,737,750	(66,754)
TOTAL EQUITY INDEX CONTRACTS		$ 15,394,050	$ 90,250

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $679,991.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,179
Fidelity Securities Lending Cash Central Fund	24,123
Total	$ 36,302
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 228,301,050	$ 228,301,050	$ -	$ -
Consumer Staples	285,582,434	285,582,434	-	-
Energy	280,250,866	280,250,866	-	-
Financials	346,422,615	346,422,615	-	-
Health Care	289,849,864	289,849,864	-	-
Industrials	224,376,944	224,376,944	-	-
Information Technology	515,835,927	515,835,927	-	-
Materials	45,788,379	45,788,379	-	-
Telecommunication Services	84,231,424	84,231,424	-	-
Utilities	22,208,364	22,208,364	-	-
U.S. Government and Government Agency Obligations	999,987	-	999,987	-
Money Market Funds	30,839,341	30,839,341	-	-
Total Investments in Securities:	$ 2,354,687,195	$ 2,353,687,208	$ 999,987	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 157,004	$ 157,004	$ -	$ -
Liabilities
Futures Contracts	$ (66,754)	$ (66,754)	$ -	$ -
Total Derivative Instruments:	$ 90,250	$ 90,250	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 157,004	$ (66,754)
Total Value of Derivatives	$ 157,004	$ (66,754)

(a) Reflects cumulative appreciation/depreciation on futures contracts as disclosed in the Schedule of Investments. Only the period end variation margin is separately disclosed in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin on derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,719,940) - See accompanying schedule: Unaffiliated issuers (cost $2,418,361,540)	$ 2,323,847,854
Fidelity Central Funds (cost $30,839,341)	30,839,341
Total Investments (cost $2,449,200,881)		$ 2,354,687,195
Segregated cash with broker for futures contracts		19,600
Receivable for fund shares sold		2,034,893
Dividends receivable		5,818,348
Distributions receivable from Fidelity Central Funds		4,369
Total assets		2,362,564,405

Liabilities
Payable for investments purchased	$ 717,274
Payable for fund shares redeemed	847,619
Accrued management fee	390,651
Payable for daily variation margin on futures contracts	205,480
Collateral on securities loaned, at value	22,725,000
Total liabilities		24,886,024

Net Assets		$ 2,337,678,381
Net Assets consist of:
Paid in capital		$ 2,559,118,889
Undistributed net investment income		20,277,805
Accumulated undistributed net realized gain (loss) on investments		(147,294,877)
Net unrealized appreciation (depreciation) on investments		(94,423,436)
Net Assets, for 216,673,597 shares outstanding		$ 2,337,678,381
Net Asset Value, offering price and redemption price per share ($2,337,678,381 ÷ 216,673,597 shares)		$ 10.79

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 32,513,604
Interest		878
Income from Fidelity Central Funds		36,302
Total income		32,550,784

Expenses
Management fee	$ 2,429,016
Independent trustees' compensation	10,594
Miscellaneous	5,743
Total expenses before reductions	2,445,353
Expense reductions	(64)	2,445,289
Net investment income (loss)		30,105,495
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,931,248
Redemption in-kind with affiliated entities	572,292,493
Futures contracts	2,394,375
Total net realized gain (loss)		579,618,116
Change in net unrealized appreciation (depreciation) on: Investment securities	(310,740,467)
Futures contracts	389,900
Total change in net unrealized appreciation (depreciation)		(310,350,567)
Net gain (loss)		269,267,549
Net increase (decrease) in net assets resulting from operations		$ 299,373,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,105,495	$ 159,288,044
Net realized gain (loss)	579,618,116	71,075,255
Change in net unrealized appreciation (depreciation)	(310,350,567)	929,655,891
Net increase (decrease) in net assets resulting from operations	299,373,044	1,160,019,190
Distributions to shareholders from net investment income	(159,727,139)	(129,639,109)
Share transactions Proceeds from sales of shares	183,459,655	2,133,947,895
Reinvestment of distributions	159,727,139	129,639,109
Cost of shares redeemed	(6,164,683,440)	(1,687,805,507)
Net increase (decrease) in net assets resulting from share transactions	(5,821,496,646)	575,781,497
Total increase (decrease) in net assets	(5,681,850,741)	1,606,161,578

Net Assets
Beginning of period	8,019,529,122	6,413,367,544
End of period (including undistributed net investment income of $20,277,805 and undistributed net investment income of $149,899,449, respectively)	$ 2,337,678,381	$ 8,019,529,122
Other Information Shares
Sold	18,157,696	222,489,890
Issued in reinvestment of distributions	16,902,343	14,782,110
Redeemed	(605,434,292)	(175,218,824)
Net increase (decrease)	(570,374,253)	62,053,176

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 8.85	$ 8.33	$ 8.05	$ 6.84	$ 10.79
Income from Investment Operations
Net investment income (loss) D	.13	.21	.18	.17	.18	.22
Net realized and unrealized gain (loss)	1.26	1.31	.51	.29	1.23	(4.06)
Total from investment operations	1.39	1.52	.69	.46	1.41	(3.84)
Distributions from net investment income	(.79)	(.18)	(.17)	(.18)	(.20)	(.11)
Net asset value, end of period	$ 10.79	$ 10.19	$ 8.85	$ 8.33	$ 8.05	$ 6.84
Total Return B, C	14.77%	17.49%	8.34%	5.83%	21.29%	(35.95)%
Ratios to Average Net Assets E, G
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.19%
Net investment income (loss)	2.47% A	2.17%	2.05%	2.06%	2.64%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,337,678	$ 8,019,529	$ 6,413,368	$ 5,796,424	$ 5,838,679	$ 5,217,501
Portfolio turnover rate F	8% A	10%	6%	6%	18%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity® Series 100 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, contributions in-kind, market discount, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 311,418,943
Gross unrealized depreciation	(420,651,178)
Net unrealized appreciation (depreciation) on securities and other investments	$ (109,232,235)

Tax cost	$ 2,463,919,430

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (393,833,481)
2018	(297,318,580)
Total capital loss carryforward	$ (691,152,061)

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $2,394,375 and a change in net unrealized appreciation (depreciation) of $389,900 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $113,814,685 and $5,997,074,108, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Redemptions In-Kind. During the period, 587,282,406 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $5,982,058,589. The net realized gain of $572,292,493 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,743 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement

Semiannual Report

8. Security Lending - continued

of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $24,123.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $64.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

HUN-SANN-0713
1.842446.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 24, 2013